iMGP Global Select Fund (formerly iMGP Equity Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Communication Services: 10.4%
35,053	Alphabet, Inc. - Class A*	$3,352,820
29,200	Baidu, Inc. - ADR*	3,430,708
88,100	Comcast Corp. - Class A	2,583,973
20,200	CTS Eventim AG & Co. KGaA*	840,137
271,000	Grupo Televisa SAB - ADR	1,457,980
140,000	Kakaku.com, Inc.	2,381,867
22,000	Tencent Holdings Ltd.	746,613
25,800	Tencent Holdings Ltd. - ADR	872,556

		15,666,654

Consumer Discretionary: 9.3%
9,200	Adidas AG	1,069,799
19,315	Advance Auto Parts, Inc.	3,019,707
16,279	Amazon.com, Inc.*	1,839,527
19,700	Five Below, Inc.*	2,712,099
16,700	Floor & Decor Holdings, Inc. - Class A*	1,173,342
2,100	LVMH Moet Hennessy Louis Vuitton SE	1,253,832
64,000	Revolve Group, Inc.*	1,388,160
25,900	Sony Group Corp.	1,661,996

		14,118,462

Consumer Staples: 6.9%
103,511	Beiersdorf AG - ADR	2,029,851
11,267	Clorox Co. (The)	1,446,570
5,369	Diageo Plc - ADR	911,710
221,699	Henkel AG & Co. KGaA - ADR	3,128,173
15,310	Kimberly-Clark Corp.	1,722,987
27,336	Unilever Plc - ADR	1,198,410

		10,437,701

Financials: 13.0%
410,000	AIA Group Ltd.	3,418,473
6,270	Aon Plc - Class A	1,679,545
3	Berkshire Hathaway, Inc. - Class A*	1,219,410
10,400	Berkshire Hathaway, Inc. - Class B*	2,777,008
3,213	Charles Schwab Corp. (The)	230,918
3,105	Chubb Ltd.	564,737
24,430	Euronext N.V.(a)	1,555,643
3,054	Everest Re Group Ltd.	801,492
42,310	Goosehead Insurance, Inc. - Class A*	1,507,929
2,102	Hartford Financial Services Group, Inc. (The)	130,198
19,156	Northern Trust Corp.	1,638,987
6,267	Reinsurance Group of America, Inc.	788,451
12,800	TMX Group Ltd.	1,182,555
13,636	Travelers Cos., Inc. (The)	2,089,035
2,856	US Bancorp	115,154

		19,699,535

Health Care: 22.6%
23,800	Abbott Laboratories	2,302,888
4,300	Align Technology, Inc.*	890,573
33,000	Azenta, Inc.	1,414,380
37,875	Baxter International, Inc.	2,039,947
1,096	Becton Dickinson & Co.	244,222

Shares		Value
Health Care (continued)
19,400	Centene Corp*	$1,509,514
28,600	CompuGroup Medical SE & Co. KgaA	994,794
38,800	CVS Health Corp.	3,700,356
45,517	Dechra Pharmaceuticals Plc	1,328,376
105,909	Dentsply Sirona, Inc.	3,002,520
12,900	ICON Plc*	2,370,762
2,865	Medtronic Plc	231,349
46,100	Novartis AG - ADR	3,504,061
45,000	Siemens Healthineers AG(a)	1,949,062
135,146	Smith & Nephew Plc - ADR	3,138,090
5,100	Tecan Group AG	1,776,751
21,880	Universal Health Services, Inc. - Class B	1,929,378
16,834	Zimmer Biomet Holdings, Inc.	1,759,995

		34,087,018

Industrials: 5.3%
17,740	3M Co.	1,960,270
72,522	Atlas Copco AB - Class A, ADR	668,653
201,639	Knorr-Bremse AG - ADR	2,157,537
122,183	Legrand S.A. - ADR	1,572,495
80,900	MillerKnoll, Inc.	1,262,040
14,931	Schneider Electric SE - ADR	335,948

		7,956,943

Information Technology: 19.1%
4,700	Accenture Plc - Class A	1,209,310
7,000	Adobe, Inc.*	1,926,400
13,227	Amphenol Corp. - Class A	885,680
58,600	Dynatrace, Inc.*	2,039,866
24,809	Endava Plc - ADR*	2,000,350
2,330	Fair Isaac Corp.*	959,983
11,600	Globant S.A.*	2,170,128
89,371	Keywords Studios Plc	2,285,922
10,500	Microsoft Corp.	2,445,450
109,295	Murata Manufacturing Co. Ltd. - ADR	1,255,799
49,600	Oracle Corp.	3,029,072
6,030	Paycom Software, Inc.*	1,989,840
20,700	SAP SE	1,703,237
27,957	Visa, Inc. - Class A	4,966,561

		28,867,598

Materials: 4.2%
11,924	Akzo Nobel N.V. - ADR	226,318
190,000	Barrick Gold Corp.	2,945,000
2,248	DuPont de Nemours, Inc.	113,299
120,500	Valvoline, Inc.	3,053,470

		6,338,087

Real Estate: 1.1%
27,600	Altus Group Ltd.	898,661
40,680	Healthcare Realty Trust, Inc. - REIT	848,178

		1,746,839

iMGP Global Select Fund (formerly iMGP Equity Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities: 1.4%
104,415	United Utilities Group Plc - ADR	$2,054,887

TOTAL COMMON STOCKS (Cost $155,153,961)		140,973,724

PREFERRED STOCK: 2.1%
Information Technology: 2.1%
95,000	Samsung Electronics Co. Ltd. - (Preference Shares)	3,114,210

TOTAL PREFERRED STOCK (Cost $4,014,920)		3,114,210

Principal Amount
SHORT-TERM INVESTMENTS: 5.0%
REPURCHASE AGREEMENTS: 5.0%
$7,581,000	Fixed Income Clearing Corp. 0.830%, 9/30/2022, due 10/03/2022 [collateral: par value $3,864,900, U.S. Treasury Inflation Index Bond, 3.625%, due 04/15/2028 value $7,734,362] (proceeds $7,581,524)	7,581,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,581,000)		7,581,000

TOTAL INVESTMENTS (Cost: $166,749,881): 100.4%		151,668,934

Liabilities in Excess of Other Assets: (0.4)%		(665,574)

NET ASSETS: 100.0%		$151,003,360

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:
Cost of investments	$166,749,881

Gross unrealized appreciation	10,050,788
Gross unrealized depreciation	(25,131,735)

Net unrealized depreciation	$(15,080,947)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 94.1%
Argentina: 0.8%
1,765	MercadoLibre, Inc.*	$1,461,032

Australia: 1.5%
513,800	Glencore Plc*	2,704,636

Canada: 2.0%
240,477	CAE, Inc.*	3,705,161

China: 5.0%
3,138,000	China Longyuan Power Group Corp. Ltd. - Class H	3,924,005
66,919	Prosus N.V.*	3,480,650
55,400	Tencent Holdings Ltd.	1,870,921

		9,275,576

Denmark: 2.1%
33,954	Carlsberg A/S - Class B	3,953,814

Finland: 3.1%
132,455	Sampo Oyj - Class A	5,641,888

France: 7.5%
91,100	BNP Paribas S.A.	3,838,544
5,995	Kering S.A.	2,645,962
6,290	LVMH Moet Hennessy Louis Vuitton SE	3,690,314
93,300	Worldline S.A.*(a)	3,641,438

		13,816,258

Germany: 22.4%
25,625	Adidas AG	2,968,031
21,400	Allianz SE	3,379,999
72,600	Bayer AG	3,343,844
46,782	Continental AG	2,097,771
80,442	CTS Eventim AG & Co. KGaA*	3,346,184
140,418	Daimler Truck Holding AG*	3,207,363
191,265	Fresenius SE & Co. KGaA	4,088,811
174,118	Hensoldt AG	3,490,424
75,415	Mercedes-Benz Group AG	3,849,069
80,985	SAP SE	6,663,040
111,030	Siemens Healthineers AG(a)	4,800,132

		41,234,668

Ireland: 6.7%
31,715	ICON Plc*	5,828,583
109,989	Ryanair Holdings Plc - ADR*	6,425,557

		12,254,140

Israel: 3.7%
1,344,819	Israel Discount Bank Ltd. - Class A	6,743,943

Italy: 1.2%
382,962	GVS SpA*(a)	2,231,926

Netherlands: 5.1%
7,260	ASML Holding N.V.	3,005,547
43,493	EXOR N.V.*	2,785,695
195,760	Universal Music Group N.V.	3,682,938

		9,474,180

Shares		Value
Portugal: 2.5%
1,064,220	EDP - Energias de Portugal S.A.	$4,598,219

South Korea: 1.3%
17,860	NAVER Corp.	2,380,314

Spain: 4.5%
106,330	Amadeus IT Group S.A.*	4,912,362
189,968	Siemens Gamesa Renewable Energy S.A.*	3,329,951

		8,242,313

Sweden: 2.6%
59,976	Evolution AB(a)	4,709,444

Switzerland: 4.1%
1,170,038	Credit Suisse Group AG*	4,621,316
43,280	Temenos AG	2,920,620

		7,541,936

United Kingdom: 10.3%
245,009	CNH Industrial N.V.	2,729,998
122,124	Coca-Cola European Partners Plc	5,272,435
532,399	Informa Plc	3,057,580
7,574,650	Lloyds Banking Group Plc	3,449,741
585,820	Sage Group Plc (The)	4,493,019

		19,002,773

United States: 7.7%
13,653	Accenture Plc - Class A	3,512,917
26,086	Aon Plc - Class A	6,987,657
46,314	Medtronic Plc	3,739,855

		14,240,429

TOTAL COMMON STOCKS (Cost $225,517,448)		173,212,650

Principal Amount
SHORT-TERM INVESTMENTS: 6.4%
REPURCHASE AGREEMENTS: 6.4%
$11,799,000	Fixed Income Clearing Corp. 0.830%, 9/30/2022, due 10/03/2022 [collateral: par value $6,015,000, U.S. Treasury Inflation Index Bond, 3.625%, due 04/15/2028 value $12,037,099] (proceeds $11,799,816)	11,799,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,799,000)		11,799,000

TOTAL INVESTMENTS (Cost: $237,316,448): 100.5%		185,011,650

Liabilities in Excess of Other Assets: (0.5)%		(998,192)

NET ASSETS: 100.0%		$184,013,458

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
LP	Limited Partnership
*	Non-Income Producing Security.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$237,316,448

Gross unrealized appreciation	6,458,114
Gross unrealized depreciation	(58,762,912)

Net unrealized depreciation	$(52,304,798)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 55.7%
Brazil: 2.1%
72,300	Embraer S.A. - ADR*	$621,780

China: 2.0%
58,700	Alibaba Group Holding Ltd.*	588,799

France: 3.0%
11,768	Sanofi	896,396

Germany: 11.6%
22,397	Bayer AG	1,031,571
79,094	E.ON SE	610,952
32,623	Fresenius SE & Co. KGaA	697,406
11,415	Siemens AG	1,127,592

		3,467,521

Italy: 2.8%
78,302	Eni SpA	830,244

Japan: 10.6%
10,600	East Japan Railway Co.	544,254
18,700	Mitsubishi Heavy Industries Ltd.	623,551
182,900	Mitsubishi UFJ Financial Group, Inc.	824,888
188,600	Nomura Holdings, Inc.	622,705
42,700	Toyota Motor Corp.	555,895

		3,171,293

Netherlands: 3.0%
14,037	EXOR N.V.*	899,060

South Korea: 7.3%
11,723	KT&G Corp.	709,286
1,842	LG H&H Co. Ltd.	807,871
703	Samsung Electronics Co. Ltd. - GDR	648,166

		2,165,323

Sweden: 2.4%
85,855	Svenska Handelsbanken AB - Class A	699,517

United Kingdom: 10.9%
708,527	BT Group Plc	954,972
191,899	easyJet Plc*	628,574
2,313,079	Lloyds Banking Group Plc	1,053,451
268,677	Tesco Plc	613,266

		3,250,263

TOTAL COMMON STOCKS (Cost $22,997,870)		16,590,196

PREFERRED STOCK : 1.6%
Germany: 1.6%
	Porsche Automobil Holding SE - (Preference Shares)
8,319		472,965

Shares	Value
TOTAL PREFERRED STOCK (Cost $625,505)	472,965

TOTAL INVESTMENTS (Cost: $23,623,375): 57.3%	17,063,161

Other Assets in Excess of Liabilities: 42.7%	12,740,398

NET ASSETS: 100.0%	$29,803,559

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:
Cost of investments	$23,623,375
Gross unrealized appreciation	255,681
Gross unrealized depreciation	(6,815,895)

Net unrealized depreciation	$(6,560,214)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 97.1%
Consumer Discretionary: 11.0%
69,550	American Eagle Outfitters, Inc.	$676,721
39,054	Gildan Activewear, Inc.	1,104,057
24,234	Harley-Davidson, Inc.	845,282
118,634	Modine Manufacturing Co.*	1,535,124
18,176	Ollie’s Bargain Outlet Holdings, Inc.*	937,882

		5,099,066

Consumer Staples: 4.3%
212,439	Coty, Inc. - Class A*	1,342,615
37,348	Hain Celestial Group, Inc. (The)*	630,434

		1,973,049

Energy: 4.8%
17,125	Helmerich & Payne, Inc.	633,111
20,707	PDC Energy, Inc.	1,196,658
15,696	Range Resources Corp.	396,481

		2,226,250

Financials: 19.4%
28,235	Glacier Bancorp, Inc.	1,387,185
11,896	Hancock Whitney Corp.	544,956
38,822	National Bank Holdings Corp. - Class A	1,436,026
27,989	Pacific Premier Bancorp, Inc.	866,539
47,570	Seacoast Banking Corp. of Florida	1,438,041
8,138	SouthState Corp.	643,879
64,688	Umpqua Holdings Corp.	1,105,518
46,542	United Community Banks, Inc.	1,540,540

		8,962,684

Health Care: 5.6%
8,456	ICU Medical, Inc.*	1,273,473
41,123	NeoGenomics, Inc.*	354,069
49,851	Orthofix Medical, Inc.*	952,653

		2,580,195

Industrials: 32.5%
36,075	Apogee Enterprises, Inc.	1,378,787
16,455	Astec Industries, Inc.	513,232
31,482	AZZ, Inc.	1,149,408
54,819	CIRCOR International, Inc.*	903,965
13,466	EnerSys	783,317
35,767	KBR, Inc.	1,545,850
18,310	Mercury Systems, Inc.*	743,386
45,016	Quanex Building Products Corp.	817,491
11,604	Regal Rexnord Corp.	1,628,737
94,958	REV Group, Inc.	1,047,387
57,295	SP Plus Corp.*	1,794,479
27,168	SPX Corp.*	1,500,217
55,539	Sterling Infrastructure, Inc.*	1,192,422

		14,998,678

Shares		Value
Information Technology: 7.7%
36,256	Belden, Inc.	$2,176,085
32,173	Progress Software Corp.	1,368,961

		3,545,046

Materials: 6.9%
43,023	Compass Minerals International, Inc.	1,657,676
71,969	Element Solutions, Inc.	1,170,936
113,486	Glatfelter Corp.	352,941

		3,181,553

Real Estate: 4.9%
58,048	Equity Commonwealth - REIT	1,414,049
15,994	Terreno Realty Corp. - REIT	847,522

		2,261,571

TOTAL COMMON STOCKS (Cost $47,647,541)		44,828,092

TOTAL INVESTMENTS (Cost: $47,647,541): 97.1%		44,828,092

Other Assets in Excess of Liabilities: 2.9%		1,332,958

NET ASSETS: 100.0%		$46,161,050

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$47,647,541

Gross unrealized appreciation	4,501,581
Gross unrealized depreciation	(7,321,030)

Net unrealized depreciation	$(2,819,449)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 27.0%
Communication Services: 3.9%
128,470	Activision Blizzard, Inc.	$9,550,460
48,537	Alphabet, Inc. - Class A*	4,642,564
34,940	Alphabet, Inc. - Class C*	3,359,481
64,481	Altice USA, Inc. - Class A*	375,924
133,860	Bollore SE	618,276
7,555	Charter Communications, Inc. - Class A*	2,291,809
48,890	Cineplex, Inc.*	323,492
137,148	Comcast Corp. - Class A	4,022,551
114,390	Escrow Altegrity, Inc.(a)*	434,682
24,160	iHeartMedia, Inc. - Class A*	177,093
7,971	Intelsat Emergence S.A.*	223,188
19,424	Meta Platforms, Inc. - Class A*	2,635,448
4,532	Netflix, Inc.*	1,067,014
37,863	Nexon Co. Ltd.	667,724
20,850	Nintendo Co. Ltd.	843,452
31,146	Shaw Communications, Inc. - Class B	760,703
7,516	T-Mobile US, Inc.*	1,008,422
361,224	TEGNA, Inc.(b)	7,470,112
135,139	Twitter, Inc.*	5,924,494

		46,396,889

Consumer Discretionary: 1.8%
75,644	Alibaba Group Holding Ltd.*	751,155
27,979	Amazon.com, Inc.*	3,161,627
23,528	CarMax, Inc.*	1,553,319
12,930	Cie Financiere Richemont S.A. - Class A	1,238,170
10,600	Delivery Hero SE*(c)	393,377
61,170	Entain Plc	739,406
7,120	Flutter Entertainment Plc*	787,578
193	Home Depot, Inc. (The)	53,256
69,259	iRobot Corp.*	3,901,360
34,651	Just Eat Takeaway.com N.V.*(c)	548,267
9,660	Marriott International, Inc. - Class A	1,353,752
43,380	Prosus N.V.*	2,290,063
914	Starbucks Corp.	77,014
202,507	Tenneco, Inc. - Class A*	3,521,597
46,124	Terminix Global Holdings, Inc.*	1,766,088

		22,136,029

Consumer Staples: 0.4%
1,207	Coca-Cola Co. (The)	67,616
55	Costco Wholesale Corp.	25,975
15,820	Herbalife Nutrition Ltd.*	314,660
77,630	JDE Peet’s N.V.	2,273,458
805	Procter & Gamble Co. (The)	101,631
232,264	Swedish Match AB	2,295,470
658	Walmart, Inc.	85,342

		5,164,152

Energy: 0.3%
18,829	Battalion Oil Corp.*	224,065
17,596	California Resources Corp.	676,214
208	Devon Energy Corp.	12,507
5,110	Gulfport Energy Corp.*	451,162
101,080	Kinder Morgan, Inc.	1,681,971

Shares		Value
Energy (continued)
378	Pioneer Natural Resources Co.	$81,849
37,516	Shell Midstream Partners L.P.	593,128
1,910	Williams Cos., Inc. (The)	54,683

		3,775,579

Financials: 3.5%
12,076	Alleghany Corp.*	10,136,232
560	Alpha Partners Technology Merger Corp.*	5,510
81,620	American International Group, Inc.	3,875,318
12,743	Angel Pond Holdings Corp. - Class A*	125,264
11,642	Aon Plc - Class A	3,118,542
2,792	Apollo Strategic Growth Capital II*	27,683
5,085	Atlantic Coastal Acquisition Corp. II*	51,053
68,106	Avanti Acquisition Corp.*	681,060
132	BlackRock, Inc.	72,637
14,913	BurTech Acquisition Corp.*	149,652
3,884	C5 Acquisition Corp.*	39,694
68,610	Citigroup, Inc.	2,858,979
67,864	Contra Zogenix, Inc.	48,713
4,507	COVA Acquisition Corp. - Class A*	44,800
48,517	Cowen, Inc. - Class A(b)	1,874,697
60,800	Fast Sponsor Capital(a)*	121,600
271,119	First Horizon Corp.	6,208,625
37,890	Groupe Bruxelles Lambert N.V.	2,664,024
7	GSR II Meteora Acquisition Corp. - Class A*	69
11,317	Hartford Financial Services Group, Inc. (The)	700,975
45,630	Jefferies Financial Group, Inc.	1,346,085
4,740	LPL Financial Holdings, Inc.	1,035,595
14,054	Macondray Capital Acquisition Corp. I*	141,664
7,468	Metals Acquisition Corp. - Class A*	73,224
320,179	Moneylion, Inc.*	285,792
771	Morgan Stanley	60,917
776	PowerUp Acquisition Corp.*	7,876
690	Signature Bank	104,190
1,763	Silver Spike Acquisition Corp. II - Class A*	17,489
76,090	Wells Fargo & Co.	3,060,340
14,016	Willis Towers Watson Plc	2,816,375

		41,754,674

Health Care: 4.5%
316,856	1Life Healthcare, Inc.*	5,434,080
528	Abbott Laboratories	51,089
831	AbbVie, Inc.	111,529
207,165	Aerie Pharmaceuticals, Inc.*	3,134,406
15,657	Biohaven Pharmaceutical Holding Co. Ltd.*	2,366,869
737	Bristol-Myers Squibb Co.	52,393
64,291	Cano Health, Inc.*	557,403
376,695	Change Healthcare, Inc.*	10,355,346
82,411	ChemoCentryx, Inc.*	4,257,352
122,036	Covetrus, Inc.*	2,548,112
144	Elevance Health, Inc.	65,411

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
137,483	Forma Therapeutics Holdings, Inc.*	$2,742,786
72,994	Global Blood Therapeutics, Inc.*	4,970,891
2,210	ICON Plc*	406,154
85,639	Inovalon Holdings, Inc. - Class A*	3,511,199
680	Johnson & Johnson	111,085
36,869	LHC Group, Inc.*	6,033,981
312,323	Mediclinic International Plc	1,713,822
700	Merck & Co., Inc.	60,284
121,736	Signify Health, Inc. - Class A*	3,548,604
65,964	Swedish Orphan Biovitrum AB*	1,277,770
66	Thermo Fisher Scientific, Inc.	33,475
137	UnitedHealth Group, Inc.	69,190
20,451	UpHealth, Inc.*	10,880

		53,424,111

Industrials: 3.0%
92,716	Aerojet Rocketdyne Holdings, Inc.*	3,707,713
90,404	Atlantia SpA	1,999,372
49,871	Atlas Air Worldwide Holdings, Inc.*(b)	4,766,171
215,597	Biffa Plc(c)	988,678
264	Cummins, Inc.	53,727
3,695	CWT Travel Group, Inc.	36,950
181	Deere & Co.	60,434
455	Emerson Electric Co.	33,315
10,798	Ferguson Plc	1,111,438
82,967	HomeServe Plc	1,093,382
1	Hornbeck Offshore Services, Inc.	10
54,750	Howmet Aerospace, Inc.	1,693,417
132,846	Intertrust N.V.*(c)	2,539,093
28,350	LG Corp.	1,466,345
264	Lockheed Martin Corp.	101,981
565,707	McDermott International Ltd.*	256,076
590,897	McDermott International Ltd.*	265,904
218,558	Nielsen Holdings Plc	6,058,428
32,418	Rush Enterprises, Inc. - Class A	1,421,853
18,030	Safran S.A.	1,657,965
13,490	Samsung C&T Corp.	975,896
55,730	Siemens Gamesa Renewable Energy S.A.*	977,133
17,500	Sound Holding FP Luxemburg(a)*	1,664,280
33,560	Uber Technologies, Inc.*	889,340
355	Union Pacific Corp.	69,161
478	United Parcel Service, Inc. - Class B	77,216
33,060	Univar Solutions, Inc.*	751,784
20,470	Westinghouse Air Brake Technologies Corp.	1,665,234

		36,382,296

Information Technology: 6.0%
197	Accenture Plc - Class A	50,688
30,830	Analog Devices, Inc.	4,295,852
1,882	Apple, Inc.	260,092

Shares		Value
Information Technology (continued)
64,956	Avalara, Inc.*	$5,962,961
38,824	AVEVA Group Plc	1,357,754
12,184	Black Knight, Inc.*(b)	788,670
7,991	Broadcom, Inc.	3,548,084
295,360	BTRS Holdings, Inc. - Class A*	2,735,034
120,419	ChannelAdvisor Corp.*	2,728,695
873	Cisco Systems, Inc.	34,920
16,426	Citrix Systems, Inc.	1,708,304
104,165	Evo Payments, Inc. - Class A*(b)	3,468,694
78,290	Magnachip Semiconductor Corp.*	801,690
182,863	Micro Focus International Plc	1,059,200
945	Microchip Technology, Inc.	57,673
330	Microsoft Corp.	76,857
286,704	Momentive Global, Inc.*	1,665,750
8,990	NXP Semiconductors N.V.	1,326,115
172,357	Ping Identity Holding Corp.*	4,838,061
1,611	Qualcomm, Inc.	182,011
22,208	Rogers Corp.*	5,371,671
166,756	Sierra Wireless, Inc.*	5,076,053
36,482	Silicon Motion Technology Corp. - ADR	2,378,262
144,172	Switch, Inc. - Class A	4,857,155
36,030	TE Connectivity Ltd.	3,976,271
43,877	VMware, Inc. - Class A(b)	4,671,145
112,699	Zendesk, Inc.*	8,576,394

		71,854,056

Materials: 1.2%
172,901	Cemex SAB de C.V. - ADR*	593,050
595,850	Glencore Plc*	3,171,143
19,460	HeidelbergCement AG	777,572
110,450	Holcim AG*	4,597,269
29,971	International Flavors & Fragrances, Inc.	2,722,266
1,069	Newmont Corp.	44,930
279	Packaging Corp. of America	31,329
124,401	Resolute Forest Products, Inc.*(b)	2,488,020

		14,425,579

Real Estate: 0.8%
195	American Tower Corp. - REIT	41,867
75,025	Duke Realty Corp. - REIT	3,616,205
144,464	STORE Capital Corp. - REIT	4,526,057
119,107	Swire Pacific Ltd. - REIT	891,423
8,520	Vornado Realty Trust - REIT	197,323

		9,272,875

Special Purpose Acquisition Companies: 0.3%
25	Accelerate Acquisition Corp.*	246
2,368	African Gold Acquisition Corp.*	23,502
13,096	Agile Growth Corp.*	129,912
6,668	Ares Acquisition Corp.*	66,313
16,681	Atlantic Coastal Acquisition Corp. - Class A*	163,807
11,288	Broadscale Acquisition Corp. - Class A*	111,187
8,316	Churchill Capital Corp. VII*	81,913

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Special Purpose Acquisition Companies (continued)
13,902	Colonnade Acquisition Corp. II - Class A*	$137,908
7,012	DHC Acquisition Corp. - Class A*	69,384
972	Digital Transformation Opportunities Corp.*	9,589
13,902	Disruptive Acquisition Corp. I*	137,769
2	ESM Acquisition Corp.*	20
13,902	Flame Acquisition Corp.*	137,352
16,730	Forest Road Acquisition Corp. II*	164,457
6,664	Fortress Value Acquisition Corp. IV*	65,507
1,678	FTAC Hera Acquisition Corp.*	16,671
2,338	Fusion Acquisition Corp. II*	23,041
13,945	Glenfarne Merger Corp.*	137,846
5,221	Global Partner Acquisition Corp. II*	51,949
13,902	Golden Arrow Merger Corp.*	136,935
65	Gores Holdings VII, Inc.*	640
3,177	Gores Holdings VIII, Inc. - Class A*	31,357
88	Gores Technology Partners II, Inc.*	910
8,746	GX Acquisition Corp. II - Class A*	85,842
16,773	Hudson Executive Investment Corp. III*	164,879
11,615	InterPrivate IV InfraTech Partners, Inc.*	114,466
13,902	Kismet Acquisition Three Corp.*	137,630
16,705	Landcadia Holdings IV, Inc.*	164,711
506	Lazard Growth Acquisition Corp. I*	5,004
1,510	Lead Edge Growth Opportunities Ltd.*	14,994
10,143	Mason Industrial Technology, Inc.*	99,300
8,259	Mission Advancement Corp.*	81,186
940	Monument Circle Acquisition Corp.*	9,311
7,430	Northern Star Investment Corp. III*	73,148
5,739	Northern Star Investment Corp. IV*	56,300
3,367	Orion Acquisition Corp.*	33,232
7,873	Peridot Acquisition Corp. II*	78,149
6,266	Pershing Square Tontine Holdings Ltd.*	0
13,031	Pine Technology Acquisition Corp. - Class A*	128,225
13,079	Plum Acquisition Corp. I*	129,744
3,118	Ross Acquisition Corp. II*	30,962
133	RXR Acquisition Corp.*	1,311
9,637	Slam Corp.*	95,503
9,063	Stratim Cloud Acquisition Corp.*	89,406
1,601	TCW Special Purpose Acquisition Corp.*	15,738
3,992	Tio Tech A - Class A*	39,541

Shares		Value
Special Purpose Acquisition Companies (continued)
16,730	TLG Acquisition One Corp.*	$164,958
13,335	Twelve Seas Investment Co. II*	131,216

		3,642,971

Utilities: 1.3%
547	Duke Energy Corp.	50,882
147,568	Electricite de France S.A.	1,716,246
43,050	FirstEnergy Corp.	1,592,850
938	NextEra Energy, Inc.	73,548
48,138	PG&E Corp.*	601,725
125,320	PNM Resources, Inc.(b)	5,730,884
158,769	South Jersey Industries, Inc.(b)	5,306,060

		15,072,195

TOTAL COMMON STOCKS (Cost $322,576,802)		323,301,406

RIGHTS/WARRANTS: 0.0%
4,247	Angel Pond Holdings Corp. (Expiration date 12/31/27)*	1,533
5,560	Atlantic Coastal Acquisition Corp. (Expiration date 12/31/27)*	195
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	539
24	Biote Corp. (Expiration date 03/05/28)*	8
2,822	Broadscale Acquisition Corp. (Expiration date 02/02/26)*	200
64,680	Cie Financiere Richemont S.A. (Expiration date 11/22/23)*	28,906
2,780	Colonnade Acquisition Corp. II (Expiration date 12/31/27)*	410
2,253	COVA Acquisition Corp. (Expiration date 12/31/27)*	74
2,337	DHC Acquisition Corp. (Expiration date 12/31/27)*	409
397	Gores Holdings VIII, Inc. (Expiration date 12/31/27)*	383
7	GSR II Meteora Acquisition Corp. (Expiration date 07/22/23)*	1
2,915	GX Acquisition Corp. II (Expiration date 12/31/28)*	263
1,333	Heliogen, Inc. (Expiration date 03/31/28)*	293
389	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	0
11	Hornbeck Offshore SRVC, Inc. (Expiration date 04/09/30)*	106
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	4,587
834	Intelsat Jackson Holdings S. A. (Expiration date 12/05/25)*	5,004
2,489	Metals Acquisition Corp. (Expiration date 07/12/26)*	919
4,343	Pine Technology Acquisition Corp. (Expiration date 03/31/28)*	288
145	Prenetics Global Ltd. (Expiration date 12/31/26)*	59

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Shares		Value
RIGHTS/WARRANTS (CONTINUED)
440	Silver Spike Acquisition Corp. II (Expiration date 02/26/26)*	$13
367	Swvl Holdings Corp. (Expiration date 03/31/27)*	11
2,045	UpHealth, Inc. (Expiration date 07/01/24)*	138
1,275	Virgin Orbit Holdings, Inc. (Expiration date 12/29/26)*	381

TOTAL RIGHTS/WARRANTS (Cost $196,335)		44,720

PREFERRED STOCKS: 0.1%
Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028*	24,219
	Gulfport Energy Operating Corp.
18	10.000%, 01/31/2022(a)(d)(e) PIK rate 15.000%	10,755

		34,974

Financials: 0.1%
	2020 Cash Mandatory Exchangeable Trust
1,054	5.250%, 06/01/2023*(c)	1,188,280

Industrials: 0.0%
	Clarivate Plc - Series A
7,643	5.250%, 06/01/2024*	325,897
	Element Communication Aviation
170	0.000%, (a)	14,467
	McDermott International, Inc. - (Preference Shares)
328	0.000%, (a)	196,916

		537,280

Information Technology: 0.0%
	Riverbed Holdings, Inc.
4,852	0.000%,	4,852

TOTAL PREFERRED STOCKS (Cost $3,742,739)		1,765,386

Principal Amount^
ASSET-BACKED SECURITIES: 8.6%
	510 Asset-Backed Trust
$358,916	Series 2021-NPL1-A1 2.240%, 06/25/2061(c)(f)	335,984
	Aaset Trust
355,025	Series 2021-1A-A 2.950%, 11/16/2041(c)	283,980
	Accelerated Assets LLC
111,734	Series 2018-1-B 4.510%, 12/02/2033(c)	106,795
	Adams Outdoor Advertising L.P.
823,714	Series 2018-1-A 4.810%, 11/15/2048(c)	780,680
	Affirm Asset Securitization Trust
205,000	Series 2021-A-C 1.660%, 08/15/2025(c)	198,543

Principal Amount^		Value
	AGL CLO 3 Ltd.
$320,000	Series 2020-3A-C 4.662%, 01/15/2033(c)(g) 3 mo. USD LIBOR + 2.150%	$294,340
470,000	Series 2020-3A-D 5.812%, 01/15/2033(c)(g) 3 mo. USD LIBOR + 3.300%	418,007
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 7.072%, 02/15/2040(c)(f)	178,442
	Aimco CLO 14 Ltd.
1,010,000	Series 2021-14A-D 5.610%, 04/20/2034(c)(g) 3 mo. USD LIBOR + 2.900%	890,198
	American Homes 4 Rent Trust
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	871,080
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	599,559
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	832,855
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,624,747
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(h)	4,078,480
	Apidos CLO XX
265,000	Series 2015-20A-BRR 4.690%, 07/16/2031(c)(g) 3 mo. USD LIBOR + 1.950%	247,218
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 4.512%, 04/15/2033(c)(g) 3 mo. USD LIBOR + 2.000%	787,332
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 8.510%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.800%	828,452
	ARES LX CLO Ltd.
500,000	Series 2021-60A-D 5.690%, 07/18/2034(c)(g) 3 mo. USD LIBOR + 2.950%	442,074
	Atrium CLO XIII
500,000	Series 13A-E 8.833%, 11/21/2030(c)(g) 3 mo. USD LIBOR + 6.050%	430,457
	Atrium CLO XIV LLC
750,000	Series 14A-E 8.390%, 08/23/2030(c)(g) 3 mo. USD LIBOR + 5.650%	636,138
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(c)	178,767
	Avis Budget Rental Car Funding AESOP LLC
215,000	Series 2020-2A-B 2.960%, 02/20/2027(c)	193,385
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	321,297
	Bain Capital Credit CLO Ltd.
500,000	Series 2021-2A-D 5.890%, 07/16/2034(c)(g) 3 mo. USD LIBOR + 3.150%	435,640

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Barings CLO Ltd.
$1,500,000	Series 2018-3A-E 8.460%, 07/20/2029(c)(g) 3 mo. USD LIBOR + 5.750%	$1,262,640
500,000	Series 2018-4A-E 8.332%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 5.820%	421,148
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	470,535
	Blackbird Capital Aircraft Lease Securitization Ltd.
233,489	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	198,769
	Brex Commercial Charge Card Master Trust
165,000	Series 2021-1-A 2.090%, 07/15/2024(c)	161,908
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 4.462%, 04/15/2029(c)(g) 3 mo. USD LIBOR + 1.950%	243,929
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 8.262%, 10/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	623,239
	California Republic Auto Receivables Trust
355,657	Series 2018-1-D 4.330%, 04/15/2025	355,693
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 8.262%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	771,519
500,000	Series 2018-1A-E 8.262%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	395,806
1,000,000	Series 2021-4A-E 8.812%, 10/15/2034(c)(g) 3 mo. USD LIBOR + 6.300%	834,084
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 8.255%, 05/15/2031(c)(g) 3 mo. USD LIBOR + 5.350%	383,490
	Carlyle US CLO Ltd.
500,000	Series 2021-1A-D 8.512%, 04/15/2034(c)(g) 3 mo. USD LIBOR + 6.000%	409,532
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.010%, 01/10/2028(c)	828,356
150,000	Series 2021-N4-D 2.300%, 09/11/2028	137,919
	Castlelake Aircraft Securitization Trust
4,230,406	Series 2018-1-C 6.625%, 06/15/2043(c)	2,113,468
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.010%, 04/15/2039(c)	465,000
927,840	Series 2021-1A-A 3.474%, 01/15/2046(c)	814,428

Principal Amount^		Value
	Catskill Park CLO Ltd.
$1,000,000	Series 2017-1A-D 8.710%, 04/20/2029(c)(g) 3 mo. USD LIBOR + 6.000%	$839,576
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 8.312%, 04/15/2030(c)(g) 3 mo. USD LIBOR + 5.800%	410,021
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 4.690%, 10/18/2030(c)(g) 3 mo. USD LIBOR + 1.950%	192,196
500,000	Series 2017-4A-D 8.883%, 10/24/2030(c)(g) 3 mo. USD LIBOR + 6.100%	428,119
500,000	Series 2019-3A-DR 9.540%, 10/16/2034(c)(g) 3 mo. USD LIBOR + 6.800%	448,858
1,000,000	Series 2021-7A-D 5.783%, 01/23/2035(c)(g) 3 mo. USD LIBOR + 3.000%	872,605
	Cologix Data Centers US Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,316,481
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 8.140%, 04/17/2030(c)(g) 3 mo. USD LIBOR + 5.400%	812,084
	Corevest American Finance Trust
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	243,285
	Credit Acceptance Auto Loan Trust
275,000	Series 2020-3A-C 2.280%, 02/15/2030(c)	257,149
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	176,187
	DB Master Finance LLC
129,025	Series 2021-1A-A2II 2.493%, 11/20/2051(c)	106,397
	Dell Equipment Finance Trust
200,000	Series 2020-2-D 1.920%, 03/23/2026(c)	195,756
	Diamond Resorts Owner Trust
132,849	Series 2018-1-C 4.530%, 01/21/2031(c)	130,478
99,286	Series 2019-1A-B 3.530%, 02/20/2032(c)	96,500
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 8.655%, 08/15/2031(c)(g) 3 mo. USD LIBOR + 5.750%	773,667
	Dryden 45 Senior Loan Fund CLO
275,000	Series 2016-45A-ER 8.362%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 5.850%	227,310
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 9.712%, 04/15/2031(c)(g) 3 mo. USD LIBOR + 7.200%	364,954
	DT Auto Owner Trust
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	254,865
545,000	Series 2022-2A D 5.460%, 03/15/2028(c)	515,493

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Education Funding Trust
$314,424	Series 2020-A-A 2.790%, 07/25/2041(c)	$291,774
	Elevation CLO Ltd.
500,000	Series 2021-14A-C 5.010%, 10/20/2034(c)(g) 3 mo. USD LIBOR + 2.300%	438,860
	Exeter Automobile Receivables Trust
305,000	Series 2020-2A-D 4.730%, 04/15/2026(c)	303,219
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 7.912%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 5.400%	419,381
	First Investors Auto Owner Trust
160,000	Series 2019-2A-D 2.800%, 12/15/2025(c)	156,983
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	357,886
	FirstKey Homes Trust
775,000	Series 2020-SFR1-F1 3.638%, 08/17/2037(c)	693,824
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	888,113
	Flagship Credit Auto Trust
755,000	Series 2022-1-D 3.640%, 03/15/2028(c)	683,230
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(h)	1,471,783
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(h)	1,954,634
	Galaxy XIX CLO Ltd.
1,000,000	Series 2015-19A-D1R 9.313%, 07/24/2030(c)(g) 3 mo. USD LIBOR + 6.530%	799,380
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 8.912%, 10/15/2030(c)(g) 3 mo. USD LIBOR + 6.400%	423,743
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	862,410
	Goldentree Loan Management US CLO 3 Ltd.
500,000	Series 2018-3A-D 5.560%, 04/20/2030(c)(g) 3 mo. USD LIBOR + 2.850%	448,498
	Greystone Commercial Real Estate Notes Ltd.
355,000	Series 2021-HC2-A 4.760%, 12/15/2039(c)(g) TSFR1M + 1.914%	350,768
	GSAA Home Equity Trust
547,374	Series 2006-10-AF5 6.948%, 06/25/2036(f)	155,995
	Hayfin US CLO XII Ltd.
300,000	Series 2020-12A-D 6.870%, 01/20/2034(c)(g) 3 mo. USD LIBOR + 4.160%	278,178

Principal Amount^		Value
	Hertz Vehicle Financing III LLC
$357,000	Series 2022-1A D 4.850%, 06/25/2026(c)	$311,970
366,000	Series 2022-3A D 6.310%, 03/25/2025(c)	350,741
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	244,359
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 9.310%, 10/20/2029(c)(g) 3 mo. USD LIBOR + 6.600%	409,841
	Hilton Grand Vacations Trust
64,548	Series 2018-AA-C 4.000%, 02/25/2032(c)	61,852
	Horizon Aircraft Finance I Ltd.
3,049,504	Series 2018-1-C 6.657%, 12/15/2038(c)	1,341,782
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(c)	261,026
	Kestrel Aircraft Funding Ltd.
474,982	Series 2018-1A-A 4.250%, 12/15/2038(c)	401,010
	LCM CLO 26 Ltd.
500,000	Series 26A-E 8.010%, 01/20/2031(c)(g) 3 mo. USD LIBOR + 5.300%	379,319
	LCM CLO XVII L.P.
1,000,000	Series 17A-ER 8.512%, 10/15/2031(c)(g) 3 mo. USD LIBOR + 6.000%	763,027
	LCM CLO XX L.P.
500,000	Series 20A-ER 8.160%, 10/20/2027(c)(g) 3 mo. USD LIBOR + 5.450%	425,608
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 8.340%, 07/16/2031(c)(g) 3 mo. USD LIBOR + 5.600%	380,155
	Lehman XS Trust
1,945,826	Series 2005-6-3A3A 6.260%, 11/25/2035(f)	1,009,809
	Madison Park Funding CLO XIV Ltd.
1,000,000	Series 2014-14A-ER 8.559%, 10/22/2030(c)(g) 3 mo. USD LIBOR + 5.800%	835,943
	Madison Park Funding CLO XLV Ltd.
500,000	Series 2020-45A ER 8.862%, 07/15/2034(c)(g) 3 mo. USD LIBOR + 6.350%	438,097
	Madison Park Funding CLO XXVI Ltd.
445,000	Series 2007-4A-DR 5.806%, 07/29/2030(c)(g) 3 mo. USD LIBOR + 3.000%	404,649
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 8.740%, 07/17/2034(c)(g) 3 mo. USD LIBOR + 6.000%	427,631

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	MAPS Ltd.
$462,202	Series 2018-1A-A 4.212%, 05/15/2043(c)	$412,435
171,440	Series 2019-1A-A 4.458%, 03/15/2044(c)	150,414
	Marlette Funding Trust
1,065,000	Series 2022-1A-D 3.390%, 04/15/2032(c)	953,334
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 8.860%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 6.150%	426,569
	Mosaic Solar Loans LLC
958,092	Series 2017-2A-B 4.770%, 06/22/2043(c)	888,146
	MVW LLC
42,174	Series 2020-1A-C 4.210%, 10/20/2037(c)	38,964
	MVW Owner Trust
44,505	Series 2019-1A-C 3.330%, 11/20/2036(c)	41,468
332,373	Series 2021-1WA-D 3.170%, 01/22/2041(c)	303,917
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 8.210%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.500%	837,021
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	244,693
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	710,164
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	154,306
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	269,972
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 8.762%, 04/15/2034(c)(g) 3 mo. USD LIBOR + 6.250%	428,978
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 8.758%, 04/19/2030(c)(g) 3 mo. USD LIBOR + 6.020%	856,201
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)	549,715
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 8.460%, 07/20/2031(c)(g) 3 mo. USD LIBOR + 5.750%	428,291
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 5.905%, 10/13/2031(c)(g) 3 mo. USD LIBOR + 3.450%	589,740
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 10.602%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 8.090%	724,443

Principal Amount^		Value
	Octagon Investment Partners CLO 29 Ltd.
$500,000	Series 2016-1A-DR 5.883%, 01/24/2033(c)(g) 3 mo. USD LIBOR + 3.100%	$447,503
1,000,000	Series 2016-1A-ER 10.033%, 01/24/2033(c)(g) 3 mo. USD LIBOR + 7.250%	818,699
	Octagon Investment Partners CLO 39 Ltd.
275,000	Series 2018-3A-E 8.460%, 10/20/2030(c)(g) 3 mo. USD LIBOR + 5.750%	231,249
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 9.710%, 01/20/2035(c)(g) 3 mo. USD LIBOR + 7.000%	431,222
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 8.490%, 07/17/2030(c)(g) 3 mo. USD LIBOR + 5.750%	815,601
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)	261,114
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 9.905%, 02/14/2031(c)(g) 3 mo. USD LIBOR + 7.000%	435,939
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 4.740%, 04/18/2033(c)(g) 3 mo. USD LIBOR + 2.000%	438,464
	OneMain Financial Issuance Trust
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	287,554
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	220,936
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.100%, 08/15/2029(c)	960,107
	Planet Fitness Master Issuer LLC
758,550	Series 2019-1A-A2 3.858%, 12/05/2049(c)	648,541
	Prestige Auto Receivables Trust
330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	323,917
210,000	Series 2020-1A-E 3.670%, 02/15/2028(c)	206,309
	Progress Residential Trust
235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(c)	223,012
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	227,860
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	118,936
3,500,000	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	2,898,073
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	144,777
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,019,863
355,000	Series 2021-SFR3-F 3.436%, 05/17/2026(c)	304,996

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Progress Residential Trust (continued)
$735,000	Series 2021-SFR4-F 3.407%, 05/17/2038(c)	$631,616
250,000	Series 2021-SFR5-F 3.158%, 07/17/2038(c)	209,107
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	104,994
835,000	Series 2021-SFR7-F 3.834%, 08/17/2040(c)	683,735
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 4.412%, 10/15/2029(c)(g) 3 mo. USD LIBOR + 1.900%	650,585
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 8.312%, 04/15/2036(c)(g) 3 mo. USD LIBOR + 5.800%	421,230
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 8.362%, 04/15/2036(c)(g) 3 mo. USD LIBOR + 5.850%	417,537
	S-Jets Ltd.
912,110	Series 2017-1-A 3.967%, 08/15/2042(c)	735,401
	Santander Drive Auto Receivables Trust
890,000	Series 2020-1-D 5.350%, 03/15/2028	893,303
300,000	Series 2020-2-D 2.220%, 09/15/2026	293,081
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	261,878
	Sierra Timeshare Receivables Funding LLC
192,426	Series 2020-2A-C 3.510%, 07/20/2037(c)	180,471
	Slam Ltd.
235,085	Series 2021-1A-B 3.422%, 06/15/2046(c)	188,262
	SLM Private Credit Student Loan Trust
149,000	Series 2003-A-A3 6.205%, 06/15/2032(g)	145,326
420,000	Series 2003-B-A3 6.514%, 03/15/2033(g)	408,338
50,000	Series 2003-B-A4 5.559%, 03/15/2033(g)	48,612
	SoFi Consumer Loan Program Trust
194,707	Series 2019-4-C 2.840%, 08/25/2028(c)	193,819
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.010%, 01/25/2041(c)	1,911,951
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	306,066
45,000	Series 2020-A-R1 0.010%, 05/15/2046(c)	1,443,511

Principal Amount^		Value
	Sound Point CLO XXXII Ltd.
$500,000	Series 2021-4A-E 9.483%, 10/25/2034(c)(g) 3 mo. USD LIBOR + 6.700%	$388,833
	SpringCastle America Funding LLC
483,475	Series 2020-AA-A 1.970%, 09/25/2037(c)	442,528
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 7.792%, 01/15/2030(c)(g) 3 mo. USD LIBOR + 5.280%	399,184
	Textainer Marine Containers VII Ltd.
89,037	Series 2020-1A-A 2.730%, 08/21/2045(c)	80,494
196,132	Series 2021-1A-B 2.520%, 02/20/2046(c)	164,610
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.010%, 01/15/2031(c)	265,144
500,000	Series 2017-3A-ER 9.562%, 04/15/2035(c)(g) 3 mo. USD LIBOR + 7.050%	432,541
500,000	Series 2018-2A-E 8.262%, 07/15/2030(c)(g) 3 mo. USD LIBOR + 5.750%	392,522
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 4.662%, 04/15/2033(c)(g) 3 mo. USD LIBOR + 2.150%	259,600
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 4.860%, 04/20/2033(c)(g) 3 mo. USD LIBOR + 2.150%	232,125
	Towd Point Mortgage Trust
310,000	Series 2018-5-M1 3.250%, 07/25/2058(c)(h)	251,603
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	319,171
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 8.533%, 07/25/2031(c)(g) 3 mo. USD LIBOR + 5.750%	267,432
	Tricon American Homes Trust
250,000	Series 2020-SFR1-E 3.544%, 07/17/2038(c)	221,379
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	240,433
	Unity-Peace Park CLO Ltd.
500,000	Series 2022-1A-E 8.271%, 04/20/2035(c)(g) TSFR3M + 7.175%	429,299
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.010%, 10/20/2029(c)	453,375
929,000	Series 2021-ST9-CERT 0.010%, 11/20/2029(c)	357,608
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.010%, 06/20/2031	269,694
	VCAT LLC
245,836	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(f)	225,060

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	VOLT XCIII LLC
$663,550	Series 2021-NPL2-A1 1.893%, 02/27/2051(c)(f)	$619,174
	VOLT XCIV LLC
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(f)	588,504
	Voya CLO Ltd.
500,000	Series 2018-2A-E 7.762%, 07/15/2031(c)(g) 3 mo. USD LIBOR + 5.250%	378,625
500,000	Series 2019-1A-ER 8.632%, 04/15/2031(c)(g) 3 mo. USD LIBOR + 6.120%	395,471
	WAVE Trust
479,194	Series 2017-1A-A 3.844%, 11/15/2042(c)	367,590
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 8.210%, 07/20/2030(c)(g) 3 mo. USD LIBOR + 5.500%	821,500
	Wendy’s Funding LLC
173,375	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	151,535
	Westlake Automobile Receivables Trust
390,000	Series 2020-3A-D 1.650%, 02/17/2026(c)	371,375
460,000	Series 2022-2A D 5.480%, 09/15/2027(c)	449,748
	Willis Engine Structured Trust
213,771	Series 2020-A-A 3.228%, 03/15/2045(c)	171,399
1,665,532	Series 2021-A-C 7.385%, 05/15/2046(c)	1,287,206
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 9.140%, 07/20/2034(c)(g) 3 mo. USD LIBOR + 6.430%	418,599

TOTAL ASSET-BACKED SECURITIES (Cost $136,478,119)		102,688,999

BANK LOANS: 1.6%
	Air Methods Corp.
564,168	7.174%, 04/22/2024(g) 3 mo. LIBOR + 3.500%	453,922
	American Tire Distributors Holdings, Inc.
492,525	9.033%, 10/20/2028(g) 3 mo. LIBOR + 6.250%	462,535
	Applied Systems, Inc.
840,000	9.174%, 09/19/2025(g) 3 mo. LIBOR + 5.500%	830,340
	Astra Acquisition Corp.
266,783	8.365%, 10/25/2028(g) 1 mo. LIBOR + 5.250%	228,099
1,069,743	11.990%, 10/25/2029(g) 1 mo. LIBOR + 8.875%	984,163
	Asurion LLC
160,000	8.365%, 01/31/2028(g) 1 mo. LIBOR + 5.250%	121,400
	Atlas Purchaser, Inc.
622,348	8.117%, 05/08/2028(g) 3 mo. LIBOR + 5.250%	490,877

Principal Amount^		Value
	Aveanna Healthcare LLC
$885,000	10.052%, 12/10/2029(g) 1 mo. LIBOR + 7.000%	$654,900
	Blackhawk Network Holdings, Inc.
125,000	9.500%, 06/15/2026(g) 3 mo. LIBOR + 7.000%	118,438
	Bright Bidco B.V.
62,080	0.000%, 02/28/2023(i)	62,080
35,474	0.000%, 02/28/2023(i)	35,474
859,195	6.514%, 06/30/2024(g) 1 mo. LIBOR + 3.500%	299,915
	BYJU’s Alpha, Inc.
323,375	8.980%, 11/24/2026(g) 3 mo. LIBOR + 6.000%	236,987
	Cengage Learning, Inc.
400,950	7.814%, 07/14/2026(g) 3 mo. LIBOR + 4.750%	364,051
	Constant Contact, Inc.
875,000	9.923%, 02/12/2029(g) 3 mo. LIBOR + 7.500%	691,250
	Cyxtera DC Holdings, Inc.
462,517	5.790%, 05/01/2024(g) 3 mo. LIBOR + 3.000%	423,450
	DCert Buyer, Inc.
485,000	9.903%, 02/19/2029(g) 3 mo. LIBOR + 7.000%	454,688
	DG Investment Intermediate Holdings 2, Inc.
420,000	9.865%, 03/30/2029(g) 1 mo. LIBOR + 6.750%	394,275
	Edgewater Generation LLC
234,888	6.865%, 12/13/2025(g) 1 mo. LIBOR + 3.750%	207,303
	Envision Healthcare Corp.
1,027,178	6.325%, 03/31/2027(g) 3 mo. SOFR + 3.750%	291,035
419,499	6.830%, 03/31/2027(g) 3 mo. SOFR + 4.250%	195,067
	Finastra USA, Inc.
453,928	6.871%, 06/13/2024(g) 3 mo. LIBOR + 3.500%	396,279
405,000	8.489%, 06/13/2025(g) 1 wk. LIBOR + 7.250%	333,368
	Grab Holdings, Inc.
480,780	7.620%, 01/29/2026(g) 1 mo. LIBOR + 4.500%	452,837
	Gulf Finance LLC
412,631	9.390%-9.870%, 08/25/2026(g) 1 mo. LIBOR + 6.750%	328,853
	Intelsat Jackson Holdings S.A.
376,977	7.445%, 02/01/2029(g) 6 mo. SOFR + 4.500%	354,736
	Kenan Advantage Group, Inc.
220,000	10.365%, 09/01/2027(g) 1 mo. LIBOR + 7.250%	203,500
	Lealand Finance Company B.V.
273,000	0.000%, 06/28/2024(i)	156,975
51,237	3.109%-6.115%, 06/28/2024(g) 1 mo. LIBOR + 3.000%	32,664
956,546	0.000%, 06/30/2024(i)	550,014
581,126	7.674%, 06/30/2024(g) 3 mo. LIBOR + 4.000%	334,147
578,314	0.000%, 06/30/2025(i)	294,217

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Lealand Finance Company B.V. (continued)
$774,325	7.115%, 06/30/2025(e)(g) 1 mo. LIBOR + 1.000% Cash, 3.000% PIK	$393,938
	LSF9 Atlantis Holdings LLC
245,000	10.803%, 03/31/2029(g) 3 mo. SOFR + 7.250%	233,363
	Mediaco Holding, Inc.
2,071,990	10.482%, 11/21/2024(a)(e)(g) 1 mo. LIBOR + 6.400% Cash, 1.000% PIK	1,926,951
	Minotaur Acquisition, Inc.
453,020	8.134%, 03/27/2026(g) 1 mo. SOFR + 5.000%	431,542
	Playtika Holding Corp.
474,214	5.865%, 03/13/2028(g) 1 mo. LIBOR + 2.750%	455,435
	Riverbed Technology, Inc.
557,601	10.660%, 12/07/2026(e)(g) 1 mo. LIBOR + 6.000% Cash, 2.000% PIK	217,233
	Sweetwater Borrower LLC
184,181	7.375%, 08/07/2028(g) 1 mo. LIBOR + 4.250%	168,526
	Team Health Holdings, Inc.
494,857	5.865%, 02/06/2024(g) 1 mo. LIBOR + 2.750%	454,650
	Travel Leaders Group LLC
946,068	7.115%, 01/25/2024(g) 1 mo. LIBOR + 4.000%	873,174
	Travelport Finance (Luxembourg) S.A.R.L.
514,236	19.674%, 02/28/2025(e)(g) 3 mo. LIBOR + 8.750% Cash, 7.250% PIK	509,952
377	8.674%, 05/29/2026(e)(g) 3 mo. LIBOR + 5.000% Cash, 0.000% PIK	268
	Ultimate Software Group, Inc. (The)
765,000	7.535%, 05/03/2027(g) 3 mo. LIBOR + 5.250%	727,389
	Vantage Specialty Chemicals, Inc.
470,940	6.306%-7.174%, 10/28/2024(g) 3 mo. LIBOR + 3.500%	454,311
	Viad Corp.
376,200	8.115%, 07/30/2028(g) 1 mo. LIBOR + 5.000%	358,643
	Waterbridge Midstream Operating LLC
476,233	9.127%, 06/22/2026(g) 3 mo. LIBOR + 5.750%	460,853
	Ziggo B.V.
490,000 (EUR)	3.764%, 01/31/2029(g) 6 mo. EURIBOR + 3.000%	433,650

TOTAL BANK LOANS (Cost $24,002,490)		19,537,717

CONVERTIBLE BONDS: 1.3%
Communications: 0.5%
	Cable One, Inc.
5,000	0.000%, 03/15/2026(j)	3,823
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,053,463

Principal Amount^		Value
Communications (continued)
100,000 (EUR)	1.000%, 04/30/2026	$69,907
	DISH Network Corp.
1,080,000	0.000%, 12/15/2025(j)	712,444
3,435,000	3.375%, 08/15/2026	2,371,867
	SNAP, Inc.
370,000	0.000%, 05/01/2027(j)	256,965
	Spotify USA, Inc.
335,000	0.000%, 03/15/2026(j)	264,650
	Twitter, Inc.
110,000	0.000%, 03/15/2026(j)	101,247
	Uber Technologies, Inc.
580,000	0.000%, 12/15/2025(j)	484,246
	Wayfair, Inc.
1,319,000	0.625%, 10/01/2025	890,329
	Zillow Group, Inc.
27,000	2.750%, 05/15/2025	24,678
269,000	1.375%, 09/01/2026	262,678

		6,496,297

Consumer, Cyclical: 0.2%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	772,064
	JetBlue Airways Corp.
195,000	0.500%, 04/01/2026	139,425
	Lightning eMotors, Inc.
257,000	7.500%, 05/15/2024(c)	172,189
	NCL Corp. Ltd.
570,000	1.125%, 02/15/2027(c)	359,825
	Peloton Interactive, Inc.
50,000	0.000%, 02/15/2026(j)	33,565
	Penn Entertainment, Inc.
130,000	2.750%, 05/15/2026	182,585
	Southwest Airlines Co.
735,000	1.250%, 05/01/2025	841,759

		2,501,412

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
1,540,000	1.250%, 05/15/2027	1,537,074
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(j)	157,533
	Ionis Pharmaceuticals, Inc.
145,000	0.000%, 04/01/2026(j)	144,003
	Livongo Health, Inc.
570,000	0.875%, 06/01/2025	479,718
	Teladoc Health, Inc.
1,180,000	1.250%, 06/01/2027	868,834
	UpHealth, Inc.
937,000	11.960%, 12/15/2025(c)(g) SOFR + 9.000%	874,816
533,000	6.250%, 06/15/2026(c)	165,896

		4,227,874

Technology: 0.2%
	Bentley Systems, Inc.
20,000	0.375%, 07/01/2027	15,170
	Bilibili, Inc.
315,000	0.500%, 12/01/2026(c)	201,600
	Kaleyra, Inc.
1,424,000	6.125%, 06/01/2026(c)	1,136,293

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Technology (continued)
	Nutanix, Inc.
$325,000	0.250%, 10/01/2027(c)	$246,025
	RingCentral, Inc.
300,000	0.000%, 03/15/2026(j)	232,200
	Splunk, Inc.
760,000	1.125%, 06/15/2027	601,750
	Unity Software, Inc.
265,000	0.000%, 11/15/2026(c)(j)	193,119

		2,626,157

TOTAL CONVERTIBLE BONDS (Cost $19,974,694)		15,851,740

CORPORATE BONDS: 22.2%
Basic Materials: 1.7%
	Albemarle Corp.
707,000	5.050%, 06/01/2032	656,012
	Aris Mining Corp.
200,000	6.875%, 08/09/2026	145,587
	Ashland LLC
3,455,000	3.375%, 09/01/2031(c)	2,677,625
	ASP Unifrax Holdings, Inc.
260,000	7.500%, 09/30/2029(c)	172,926
1,770,000	4.875%, 10/01/2029	1,473,825
1,760,000	5.125%, 10/01/2031	1,441,259
	Braskem Idesa SAPI
450,000	6.990%, 02/20/2032(c)	302,625
	Braskem Netherlands Finance B.V.
560,000	4.500%, 01/31/2030(c)	453,572
	CAP S.A.
300,000	3.900%, 04/27/2031	212,736
	CF Industries, Inc.
1,284,000	5.150%, 03/15/2034	1,155,654
	Cia de Minas Buenaventura S.A.A.
360,000	5.500%, 07/23/2026(c)	301,697
	Commercial Metals Co.
90,000	4.375%, 03/15/2032	71,257
	Eldorado Gold Corp.
340,000	6.250%, 09/01/2029(c)	259,794
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(c)	578,229
1,035,000	6.875%, 03/01/2026(c)	956,288
740,000	6.875%, 10/15/2027(c)	666,200
	FMG Resources August 2006 Pty Ltd.
350,000	4.500%, 09/15/2027(c)	308,522
8,000	6.125%, 04/15/2032(c)	6,886
	Freeport-McMoRan, Inc.
310,000	4.250%, 03/01/2030	266,558
415,000	4.625%, 08/01/2030	364,636
	Glencore Funding LLC
730,000	2.850%, 04/27/2031(c)	565,542
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
410,000	9.000%, 07/01/2028(c)	341,093
	Mativ Holdings, Inc.
800,000	6.875%, 10/01/2026(c)	706,168
	Mercer International, Inc.
1,000,000	5.125%, 02/01/2029	804,045
	Mineral Resources Ltd.
3,050,000	8.500%, 05/01/2030(c)	2,954,200

Principal Amount^		Value
Basic Materials (continued)
	Nufarm Australia Ltd. / Nufarm Americas, Inc.
$644,000	5.000%, 01/27/2030(c)	$536,864
	OCP S.A.
650,000	5.125%, 06/23/2051	416,270
	UPL Corp. Ltd.
460,000	5.250%, 02/27/2025(d)(h) 5 year CMT + 3.865%	337,065
	Valvoline, Inc.
1,470,000	3.625%, 06/15/2031(c)	1,086,421
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	141,007
200,000	9.250%, 04/23/2026	112,806
	Vedanta Resources Ltd.
200,000	6.125%, 08/09/2024	118,567
	Vibrantz Technologies, Inc.
285,000	9.000%, 02/15/2030(c)	186,070

		20,778,006

Communications: 2.8%
	Bell Telephone Co. of Canada or Bell Canada (The)
1,696,000	Series US-5 2.150%, 02/15/2032	1,289,660
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	5.500%, 05/01/2026(c)	118,890
4,000,000	5.125%, 05/01/2027(c)	3,627,960
	Cengage Learning, Inc.
460,000	9.500%, 06/15/2024(c)	432,400
	Charter Communications Operating LLC / Charter Communications Operating Capital
145,000	2.800%, 04/01/2031	109,806
55,000	2.300%, 02/01/2032	39,342
70,000	4.400%, 04/01/2033	57,884
1,950,000	4.400%, 12/01/2061	1,247,273
	CommScope Technologies LLC
640,000	5.000%, 03/15/2027(c)	484,054
	CommScope, Inc.
2,322,000	7.125%, 07/01/2028(c)	1,797,368
	CSC Holdings LLC
4,305,000	4.625%, 12/01/2030(c)	2,930,306
	DIRECTV Financing LLC / DIRECTIVE Financing Co-Obligor, Inc.
205,000	5.875%, 08/15/2027(c)	177,197
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,440,385
1,595,000	5.125%, 06/01/2029	939,615
	Embarq Corp.
925,000	7.995%, 06/01/2036	464,572
	Endurance International Group Holdings, Inc.
590,000	6.000%, 02/15/2029(c)	392,892
	Expedia Group, Inc.
95,000	3.250%, 02/15/2030	77,142
115,000	2.950%, 03/15/2031	89,335
	FactSet Research Systems, Inc.
807,000	3.450%, 03/01/2032	658,575
	iHeartCommunications, Inc.
170,000	8.375%, 05/01/2027	143,809
350,000	5.250%, 08/15/2027(c)	299,920
735,000	4.750%, 01/15/2028(c)	613,571

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Intelsat Jackson Holdings S.A.
$825,000	8.500%, 10/15/2024(c)	$0
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(c)	778,202
	Lumen Technologies, Inc.
200,000	5.375%, 06/15/2029(c)	149,096
	McGraw-Hill Education, Inc.
335,000	5.750%, 08/01/2028(c)	280,441
	Motorola Solutions, Inc.
2,500,000	5.600%, 06/01/2032	2,373,286
	Netflix, Inc.
275,000	4.875%, 04/15/2028	257,681
290,000	5.875%, 11/15/2028	283,046
390,000	6.375%, 05/15/2029	387,987
70,000	5.375%, 11/15/2029(c)	65,949
445,000	4.875%, 06/15/2030(c)	407,646
	NortonLifeLock, Inc.
371,000	6.750%, 09/30/2027(c)	358,169
	Oi S.A.
550,000	10.000%, 07/27/2025(e) PIK rate 12.000%	162,866
	Sirius XM Radio, Inc.
2,234,000	3.875%, 09/01/2031(c)	1,737,426
	SoftBank Group Corp.
600,000	4.625%, 07/06/2028	479,250
205,000	5.250%, 07/06/2031	153,904
	Telesat Canada / Telesat LLC
310,000	5.625%, 12/06/2026(c)	148,754
	Uber Technologies, Inc.
75,000	8.000%, 11/01/2026(c)	75,387
245,000	7.500%, 09/15/2027(c)	240,474
15,000	6.250%, 01/15/2028(c)	13,970
5,125,000	4.500%, 08/15/2029(c)	4,317,812
	VeriSign, Inc.
900,000	2.700%, 06/15/2031	699,068
	Viasat, Inc.
818,000	6.500%, 07/15/2028(c)	545,798
	Viavi Solutions, Inc.
1,475,000	3.750%, 10/01/2029(c)	1,182,124
	VTR Finance N.V.
500,000	6.375%, 07/15/2028	281,250

		32,811,542

Consumer, Cyclical: 2.9%
	Allison Transmission, Inc.
2,690,000	3.750%, 01/30/2031(c)	2,067,373
	Asbury Automotive Group, Inc.
195,000	4.625%, 11/15/2029(c)	156,370
	AutoNation, Inc.
494,000	3.850%, 03/01/2032	394,068
	Carnival Corp.
95,000	7.625%, 03/01/2026(c)	73,625
740,000	5.750%, 03/01/2027(c)	519,646
75,000	6.000%, 05/01/2029(c)	50,754
	CDI Escrow Issuer, Inc.
484,000	5.750%, 04/01/2030(c)	423,456
	Churchill Downs, Inc.
3,769,000	4.750%, 01/15/2028(c)	3,267,071
	Dealer Tire LLC / DT Issuer LLC
565,000	8.000%, 02/01/2028(c)	498,884

Principal Amount^		Value
Consumer, Cyclical (continued)
	Dick’s Sporting Goods, Inc.
$1,056,000	3.150%, 01/15/2032	$805,446
	Everi Holdings, Inc.
70,000	5.000%, 07/15/2029(c)	57,527
	Gajah Tunggal Tbk PT
200,000	8.950%, 06/23/2026	157,800
	General Motors Co.
645,000	5.400%, 04/01/2048	504,988
510,000	5.950%, 04/01/2049	426,969
	General Motors Financial Co., Inc.
310,000	Series A 5.750%, 09/30/2027(d)(h) 3 mo. USD LIBOR + 3.598%	252,252
255,000	Series B 6.500%, 09/30/2028(d)(h) 3 mo. USD LIBOR + 3.436%	218,625
100,000	Series C 5.700%, 09/30/2030(d)(h) 5 year CMT + 4.997%	86,087
	Genm Capital Labuan Ltd.
440,000	3.882%, 04/19/2031(c)	301,685
	Genuine Parts Co.
1,212,000	2.750%, 02/01/2032	939,327
	Hilton Domestic Operating Co., Inc.
2,390,000	3.625%, 02/15/2032(c)	1,833,140
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
300,000	5.000%, 06/01/2029(c)	242,573
160,000	4.875%, 07/01/2031(c)	122,363
	Marriott Ownership Resorts, Inc.
230,000	4.500%, 06/15/2029(c)	182,074
	Murphy Oil USA, Inc.
3,424,000	3.750%, 02/15/2031(c)	2,758,820
	NCL Corp. Ltd.
430,000	5.875%, 03/15/2026(c)	330,429
320,000	5.875%, 02/15/2027(c)	267,331
	NCL Finance Ltd.
200,000	6.125%, 03/15/2028(c)	148,347
	Papa John’s International, Inc.
710,000	3.875%, 09/15/2029(c)	568,402
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	78,085
	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
2,305,000	8.500%, 11/15/2027(c)	2,482,197
	PetSmart, Inc. / PetSmart Finance Corp.
500,000	7.750%, 02/15/2029(c)	447,770
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
240,000	5.625%, 09/01/2029(c)	163,713
190,000	5.875%, 09/01/2031(c)	127,277
	Royal Caribbean Cruises Ltd.
145,000	4.250%, 07/01/2026(c)	106,964
985,000	5.500%, 04/01/2028(c)	692,278
	Scientific Games International, Inc.
635,000	7.000%, 05/15/2028(c)	600,011
225,000	7.250%, 11/15/2029(c)	209,700

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Superior Plus L.P. / Superior General Partner, Inc.
$2,226,000	4.500%, 03/15/2029(c)	$1,830,999
	SWF Escrow Issuer Corp.
450,000	6.500%, 10/01/2029(c)	267,509
	Tenneco, Inc.
3,333,000	5.125%, 04/15/2029(c)	3,306,457
	TKC Holdings, Inc.
320,000	10.500%, 05/15/2029(c)	245,382
	Travel & Leisure Co.
420,000	6.625%, 07/31/2026(c)	393,840
35,000	6.000%, 04/01/2027	31,614
605,000	4.500%, 12/01/2029(c)	467,910
125,000	4.625%, 03/01/2030(c)	99,006
	United Airlines Pass Through Trust
1,360,803	Series 2019-2-B 3.500%, 05/01/2028	1,129,783
127,360	Series 2020-1-B 4.875%, 05/15/2026	119,154
	Vista Outdoor, Inc.
400,000	4.500%, 03/15/2029(c)	283,176
	Wabash National Corp.
181,000	4.500%, 10/15/2028(c)	140,538
195,000	4.054%, 03/15/2029(c)	168,827
305,000	4.279%, 03/15/2032(c)	250,777
	Wheel Pros, Inc.
230,000	6.500%, 05/15/2029(c)	105,671
	Yum! Brands, Inc.
1,977,000	4.750%, 01/15/2030(c)	1,732,129
2,104,000	4.625%, 01/31/2032	1,759,842

		34,896,041

Consumer, Non-cyclical: 3.5%
	Acadia Healthcare Co., Inc.
1,225,000	5.500%, 07/01/2028(c)	1,121,561
2,222,000	5.000%, 04/15/2029(c)	1,971,995
	Air Methods Corp.
460,000	8.000%, 05/15/2025(c)	232,226
	Altria Group, Inc.
350,000	2.450%, 02/04/2032	248,512
	BAT Capital Corp.
2,579,000	2.726%, 03/25/2031	1,922,289
1,900,000	4.742%, 03/16/2032	1,591,873
	Bausch Health Cos., Inc.
230,000	7.000%, 01/15/2028(c)	88,085
1,385,000	5.000%, 01/30/2028(c)	519,315
65,000	5.000%, 02/15/2029(c)	25,327
75,000	6.250%, 02/15/2029(c)	28,716
400,000	5.250%, 01/30/2030(c)	150,019
660,000	5.250%, 02/15/2031(c)	257,692
	Block Financial LLC
1,235,000	2.500%, 07/15/2028	1,024,118
	Camposol S.A.
200,000	6.000%, 02/03/2027	158,886
	CHS / Community Health Systems, Inc.
305,000	6.875%, 04/15/2029(c)	147,877
	Constellation Brands, Inc.
1,367,000	2.250%, 08/01/2031	1,048,700
	Coruripe Netherlands B.V.
400,000	10.000%, 02/10/2027	343,000

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Coty, Inc.
$70,000	6.500%, 04/15/2026(c)	$64,126
	Darling Ingredients, Inc.
40,000	6.000%, 06/15/2030(c)	38,159
	Encompass Health Corp.
1,200,000	4.750%, 02/01/2030	988,726
1,100,000	4.625%, 04/01/2031	871,341
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
335,000	6.125%, 04/01/2029(c)(k)	264,954
	Frigorifico Concepcion S.A.
400,000	7.700%, 07/21/2028(c)	317,702
	Gartner, Inc.
2,220,000	3.625%, 06/15/2029(c)	1,852,934
1,988,000	3.750%, 10/01/2030(c)	1,631,221
	Global Payments, Inc.
85,000	2.900%, 11/15/2031	65,066
	Herbalife Nutrition Ltd. / HLF Financing, Inc.
60,000	7.875%, 09/01/2025(c)	53,947
	Hologic, Inc.
1,900,000	3.250%, 02/15/2029(c)	1,557,952
	Ingles Markets, Inc.
672,000	4.000%, 06/15/2031(c)	549,695
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
240,000	3.000%, 02/02/2029(c)	196,699
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
430,000	7.000%, 12/31/2027(c)	334,116
	Lamb Weston Holdings, Inc.
3,400,000	4.375%, 01/31/2032(c)	2,815,387
	MARB BondCo Plc
630,000	3.950%, 01/29/2031(c)	456,948
	Molina Healthcare, Inc.
240,000	4.375%, 06/15/2028(c)	217,109
	Movida Europe S.A.
300,000	5.250%, 02/08/2031	213,150
	Natura Cosmeticos S.A.
330,000	4.125%, 05/03/2028(c)	261,218
	PECF USS Intermediate Holding III Corp.
220,000	8.000%, 11/15/2029(c)	161,319
	Philip Morris International, Inc.
1,600,000	1.750%, 11/01/2030	1,170,593
	Post Holdings, Inc.
1,495,000	5.625%, 01/15/2028(c)	1,367,282
2,674,000	4.500%, 09/15/2031(c)	2,158,119
	Prestige Brands, Inc.
934,000	3.750%, 04/01/2031(c)	726,610
	Pyxus Holdings, Inc.
245,100	10.000%, 08/24/2024	200,504
	Quanta Services, Inc.
100,000	2.900%, 10/01/2030	80,040
1,949,000	2.350%, 01/15/2032	1,435,603
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	385,816
	Regeneron Pharmaceuticals, Inc.
1,273,000	1.750%, 09/15/2030	964,961
	Royalty Pharma Plc
2,500,000	2.200%, 09/02/2030	1,911,080
	Service Corp. International
3,040,000	4.000%, 05/15/2031	2,453,143

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	$1,393,459
	Teva Pharmaceutical Finance Netherlands III B.V.
395,000	7.125%, 01/31/2025	385,143
1,145,000	3.150%, 10/01/2026	941,013
3,050,000	4.100%, 10/01/2046	1,830,657
	TriNet Group, Inc.
1,095,000	3.500%, 03/01/2029(c)	894,177
	Triton Water Holdings, Inc.
270,000	6.250%, 04/01/2029(c)	206,908

		42,297,068

Energy: 2.4%
	AI Candelaria Spain S.A.
250,000	5.750%, 06/15/2033(c)	170,550
250,000	5.750%, 06/15/2033	170,550
435,000	3.750%, 01/15/2030(c)	370,254
300,000	4.000%, 01/15/2031(c)	254,994
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
2,340,000	8.125%, 01/15/2027(c)	2,160,850
	Continental Resources, Inc.
1,670,000	4.375%, 01/15/2028	1,502,266
1,150,000	5.750%, 01/15/2031(c)	1,042,019
120,000	2.875%, 04/01/2032(c)	88,038
	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
1,585,000	8.000%, 04/01/2029(c)	1,528,859
	CVR Energy, Inc.
1,009,000	5.750%, 02/15/2028(c)	864,189
	DCP Midstream Operating L.P.
670,000	5.375%, 07/15/2025	651,623
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp.
1,487,000	7.125%, 06/01/2028(c)	1,309,482
	Ecopetrol S.A.
500,000	5.875%, 05/28/2045	304,535
250,000	5.875%, 11/02/2051	148,644
	Energean Israel Finance Ltd.
325,000	5.375%, 03/30/2028(c)	277,062
	Enviva Partners L.P. / Enviva Partners Finance Corp.
700,000	6.500%, 01/15/2026(c)	662,865
	EQT Corp.
120,000	5.000%, 01/15/2029	112,486
440,000	3.625%, 05/15/2031(c)	367,184
	Frontera Energy Corp.
200,000	7.875%, 06/21/2028(c)	143,869
	Global Partners L.P. / GLP Finance Corp.
1,962,000	6.875%, 01/15/2029	1,769,528
	Gulfport Energy Corp.
9,327	8.000%, 05/17/2026	9,294
	Gulfport Energy Operating Corp.
145,000	6.625%, 05/01/2023	0
287,000	6.000%, 10/15/2024	0
137,000	6.375%, 05/15/2025	0
144,000	6.375%, 01/15/2026	0

Principal Amount^		Value
Energy (continued)
	Hess Midstream Operations L.P.
$140,000	4.250%, 02/15/2030(c)	$113,349
	HF Sinclair Corp.
1,255,000	4.500%, 10/01/2030(c)	1,077,064
	Leviathan Bond Ltd.
335,000	6.500%, 06/30/2027(c)	309,037
	MC Brazil Downstream Trading SARL
450,000	7.250%, 06/30/2031	339,358
	MEG Energy Corp.
218,000	5.875%, 02/01/2029(c)	195,985
	NGD Holdings B.V.
100,000	6.750%, 12/31/2026	41,500
	NGL Energy Operating LLC / NGL Energy Finance Corp.
635,000	7.500%, 02/01/2026(c)	565,820
	Occidental Petroleum Corp.
1,000,000	5.550%, 03/15/2026	1,002,440
40,000	8.875%, 07/15/2030	44,623
25,000	6.125%, 01/01/2031	24,721
45,000	7.875%, 09/15/2031	48,106
	Ovintiv, Inc.
75,000	8.125%, 09/15/2030	81,045
20,000	7.200%, 11/01/2031	20,436
15,000	7.375%, 11/01/2031	15,645
70,000	6.500%, 08/15/2034	68,288
145,000	6.625%, 08/15/2037	142,355
30,000	6.500%, 02/01/2038	29,187
	Parkland Corp.
547,000	4.625%, 05/01/2030(c)	443,445
	PBF Holding Co. LLC / PBF Finance Corp.
1,885,000	6.000%, 02/15/2028	1,636,755
	Pertamina Persero PT
300,000	4.150%, 02/25/2060	194,590
	Petroleos del Peru S.A.
600,000	5.625%, 06/19/2047	361,590
	Petroleos Mexicanos
1,590,000	5.950%, 01/28/2031	1,076,454
1,420,000	6.625%, 06/15/2035	910,547
400,000	6.375%, 01/23/2045	221,842
200,000	6.750%, 09/21/2047	111,927
	Precision Drilling Corp.
707,000	6.875%, 01/15/2029(c)	625,547
	SCC Power Plc
91,408	Cash 4.000% + PIK Rate 4.000% 8.000%, 12/31/2028(c)(e)	35,421
49,512	PIK Rate 4.000% 4.000%, 05/17/2032(c)(e)	4,357
	SierraCol Energy Andina LLC
400,000	6.000%, 06/15/2028(c)	260,269
200,000	6.000%, 06/15/2028	130,134
	Southwestern Energy Co.
80,000	4.750%, 02/01/2032	67,224
	Sunoco L.P. / Sunoco Finance Corp.
1,758,000	4.500%, 05/15/2029	1,461,496
1,428,000	4.500%, 04/30/2030	1,169,475
	Tullow Oil Plc
283,000	10.250%, 05/15/2026(c)	239,581
	UEP Penonome II S.A.
379,449	6.500%, 10/01/2038(c)	328,223

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Western Midstream Operating L.P.
$560,000	3.350%, 02/01/2025	$521,332
	YPF S.A.
450,000	6.950%, 07/21/2027(c)	260,489
50,000	8.500%, 06/27/2029	30,201
600,000	7.000%, 12/15/2047	299,731

		28,418,730

Financial: 5.2%
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025	59,239
200,000	7.750%, 05/25/2025(d)(h) -1*5 year CMT + 11.083%	40,090
400,000	6.050%, 10/13/2025	116,268
	Agree L.P.
905,000	4.800%, 10/01/2032	807,888
	Aircastle Ltd.
740,000	4.250%, 06/15/2026	664,837
175,000	5.250%, 06/15/2026(c)(d)(h) 5 year CMT + 4.410%	132,141
	Ally Financial, Inc.
995,000	Series C 4.700%, 05/15/2028(d)(h) 7 year CMT + 3.481%	711,425
	Alpha Holding S.A. de C.V.
570,939	9.000%, 02/10/2025(c)(k)	0
	Antares Holdings L.P.
255,000	3.950%, 07/15/2026(c)	218,412
450,000	2.750%, 01/15/2027(c)	359,010
680,000	3.750%, 07/15/2027(c)	551,961
	Ares Capital Corp.
2,275,000	2.875%, 06/15/2028	1,790,851
660,000	3.200%, 11/15/2031	469,262
	Athene Global Funding
1,280,000	1.716%, 01/07/2025(c)	1,172,075
	Aviation Capital Group LLC
135,000	1.950%, 01/30/2026(c)	113,480
	Bain Capital Specialty Finance, Inc.
450,000	2.550%, 10/13/2026	369,181
	Banco Davivienda S.A.
300,000	6.650%, 04/22/2031(d)(h) 10 year CMT + 5.097%	221,115
200,000	6.650%, 04/22/2031(c)(d)(h) 10 year CMT + 5.097%	147,410
	Banco GNB Sudameris S.A.
200,000	7.500%, 04/16/2031(h) 5 year CMT + 6.660%	146,397
350,000	7.500%, 04/16/2031(c)(h) 5 year CMT + 6.660%	256,195
	Banco Hipotecario S.A.
4,014,680 (ARS)	73.125%, 11/07/2022(c)(g) BADLARPP + 4.000%	10,860
	Banco Mercantil del Norte S.A.
350,000	6.625%, 01/24/2032(c)(d)(h) 10 year CMT + 5.034%	281,225
	Bank of America Corp.
1,530,000	1.843%, 02/04/2025(h) SOFR + 0.670%	1,455,219
	Barclays Plc
660,000	4.375%, 03/15/2028(d)(h) 5 year CMT + 3.410%	408,408

Principal Amount^		Value
Financial (continued)
$400,000	5.088%, 06/20/2030(h) 3 mo. USD LIBOR + 3.054%	$348,117
740,000	3.564%, 09/23/2035(h) 5 year CMT + 2.900%	544,506
	Barings BDC, Inc.
675,000	3.300%, 11/23/2026(c)	561,028
	Blackstone Secured Lending Fund
1,295,000	2.125%, 02/15/2027	1,046,596
	Central China Real Estate Ltd.
230,000	7.650%, 08/27/2023	64,630
205,000	7.750%, 05/24/2024	52,244
200,000	7.250%, 07/16/2024	46,650
400,000	7.250%, 08/13/2024	94,447
205,000	7.500%, 07/14/2025	48,089
	CFLD Cayman Investment Ltd.
400,000	9.000%, 07/31/2021	37,400
200,000	7.125%, 04/08/2022	18,396
	China Aoyuan Group Ltd.
200,000	6.200%, 03/24/2026	15,099
	China Evergrande Group
200,000	9.500%, 04/11/2022(k)	14,260
200,000	8.750%, 06/28/2025	13,578
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026	51,500
	Credivalores-Crediservicios SAS
300,000	8.875%, 02/07/2025(c)	124,650
	Deutsche Bank AG
1,200,000	3.729%, 01/14/2032(h) SOFR + 2.757%	809,270
	Easy Tactic Ltd.
412,141	7.500%, 07/11/2027(e) PIK rate 7.500%	61,772
	Enstar Group Ltd.
2,500,000	3.100%, 09/01/2031	1,777,745
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023	17,500
	FS KKR Capital Corp.
1,150,000	3.400%, 01/15/2026	1,016,209
455,000	3.125%, 10/12/2028	353,974
	Global Atlantic Fin Co.
570,000	4.400%, 10/15/2029(c)	484,288
	GLP Capital L.P. / GLP Financing II, Inc.
3,503,000	3.250%, 01/15/2032	2,644,113
	Goldman Sachs Group, Inc. (The)
1,530,000	1.757%, 01/24/2025(h) SOFR + 0.730%	1,454,804
	Host Hotels & Resorts L.P.
400,000	Series J 2.900%, 12/15/2031	293,960
	HSBC Holdings Plc
1,540,000	1.162%, 11/22/2024(h) SOFR + 0.580%	1,456,162
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
777,000	4.750%, 09/15/2024	727,686
165,000	6.375%, 12/15/2025	156,520
970,000	6.250%, 05/15/2026	902,783
2,113,000	5.250%, 05/15/2027	1,859,007
1,565,000	4.375%, 02/01/2029	1,263,581
	Iron Mountain Information Management Services, Inc.
1,750,000	5.000%, 07/15/2032(c)	1,357,400
	Iron Mountain, Inc.
2,676,000	4.500%, 02/15/2031(c)	2,073,659

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Jababeka International B.V.
$400,000	6.500%, 10/05/2023	$226,000
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	109,746
200,000	10.500%, 01/15/2025	22,092
1,000,000	11.250%, 04/16/2025	111,740
200,000	9.950%, 07/23/2025	22,106
600,000	11.700%, 11/11/2025(k)	66,084
400,000	11.650%, 06/01/2026	43,652
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026	35,175
	Life Storage L.P.
188,000	2.400%, 10/15/2031	141,401
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025	33,000
	LPL Holdings, Inc.
800,000	4.000%, 03/15/2029(c)	687,848
2,300,000	4.375%, 05/15/2031(c)	1,908,092
	Main Street Capital Corp.
793,000	3.000%, 07/14/2026	668,782
	Mexarrend SAPI de C.V.
300,000	10.250%, 07/24/2024(c)	88,766
	National Health Investors, Inc.
100,000	3.000%, 02/01/2031	70,447
	Nationstar Mortgage Holdings, Inc.
1,155,000	5.750%, 11/15/2031(c)	849,150
	Oaktree Specialty Lending Corp.
150,000	2.700%, 01/15/2027	126,273
	Omega Healthcare Investors, Inc.
2,670,000	3.250%, 04/15/2033	1,886,664
	OneMain Finance Corp.
635,000	3.500%, 01/15/2027	495,895
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(c)	233,049
	Owl Rock Capital Corp.
500,000	2.875%, 06/11/2028	381,726
	Owl Rock Technology Finance Corp.
105,000	2.500%, 01/15/2027	84,408
	Prospect Capital Corp.
845,000	3.437%, 10/15/2028	616,285
	Rithm Capital Corp.
1,200,000	6.250%, 10/15/2025(c)	1,018,350
	RKP Overseas Finance Ltd.
200,000	7.950%, 02/17/2023(d)	61,550
	RKPF Overseas Ltd.
300,000	7.750%, 11/18/2024(d)(h) 5 year CMT + 6.003%	91,590
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2,430,000	2.875%, 10/15/2026(c)	1,996,281
1,170,000	3.625%, 03/01/2029(c)	897,712
25,000	3.875%, 03/01/2031(c)	18,161
1,215,000	4.000%, 10/15/2033(c)	837,219
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023(k)	13,148
350,000	6.750%, 08/05/2024	23,221
	Sabra Health Care L.P.
1,394,000	3.200%, 12/01/2031	1,025,776
	SBA Communications Corp.
70,000	3.875%, 02/15/2027	62,629
3,128,000	3.125%, 02/01/2029	2,522,591

Principal Amount^		Value
Financial (continued)
	Shimao Group Holdings Ltd.
$340,000	4.750%, 07/03/2022(k)	$45,482
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027	25,800
400,000	3.450%, 01/11/2031	47,632
	Societe Generale S.A.
1,110,000	3.653%, 07/08/2035(c)(h) 5 year CMT + 3.000%	841,482
	Standard Chartered Plc
830,000	3.265%, 02/18/2036(c)(h) 5 year CMT + 2.300%	610,342
	Starwood Property Trust, Inc.
340,000	4.750%, 03/15/2025	309,502
1,602,000	3.625%, 07/15/2026(c)	1,365,232
2,050,000	4.375%, 01/15/2027(c)	1,750,803
	Sunac China Holdings Ltd.
200,000	6.500%, 01/10/2025	28,200
200,000	7.000%, 07/09/2025	29,152
1,010,000	6.500%, 01/26/2026	143,405
	Theta Capital Pte Ltd.
200,000	6.750%, 10/31/2026	128,500
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026	45,388
200,000	5.750%, 01/14/2027	21,358
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(d) 5 year CMT + 6.308%	21,000
	VICI Properties L.P.
2,706,000	5.125%, 05/15/2032	2,404,591
	VICI Properties L.P. / VICI Note Co., Inc.
270,000	5.625%, 05/01/2024(c)	265,687
325,000	4.625%, 06/15/2025(c)	306,166
370,000	4.500%, 09/01/2026(c)	338,615
450,000	4.250%, 12/01/2026(c)	406,639
	Westpac Banking Corp.
1,525,000	1.019%, 11/18/2024	1,415,308
	WP Carey, Inc.
922,000	2.450%, 02/01/2032	688,987
1,709,000	2.250%, 04/01/2033	1,216,745
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	37,271
500,000	8.300%, 05/27/2025(k)	33,205
200,000	7.375%, 01/13/2026(k)	13,990
710,000	7.850%, 08/12/2026(k)	51,624
1,940,000	6.350%, 01/13/2027(k)	138,885
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026	16,337

		62,518,509

Industrial: 1.7%
	Artera Services LLC
150,000	9.033%, 12/04/2025(c)	120,956
	Boeing Co. (The)
1,085,000	2.196%, 02/04/2026	965,692
540,000	5.150%, 05/01/2030	499,533
235,000	3.375%, 06/15/2046	145,141
25,000	3.625%, 03/01/2048	15,618
295,000	3.900%, 05/01/2049	193,429
390,000	3.750%, 02/01/2050	255,000
80,000	3.825%, 03/01/2059	48,459

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Cemex SAB de C.V.
$355,000	5.125%, 06/08/2026(c)(d)(h) 5 year CMT + 4.534%	$287,108
400,000	5.450%, 11/19/2029(c)	358,228
620,000	5.200%, 09/17/2030(c)	536,312
840,000	3.875%, 07/11/2031(c)	662,300
	Dycom Industries, Inc.
1,600,000	4.500%, 04/15/2029(c)	1,351,589
	Embraer Netherlands Finance B.V.
505,000	5.050%, 06/15/2025	481,338
	Energizer Holdings, Inc.
519,000	6.500%, 12/31/2027(c)	461,744
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	711,112
580,000	4.750%, 02/02/2026(c)	522,725
	Howmet Aerospace, Inc.
1,081,000	3.000%, 01/15/2029	884,604
	HTA Group Ltd.
1,100,000	7.000%, 12/18/2025(c)	963,809
	IHS Holding Ltd.
365,000	5.625%, 11/29/2026(c)	290,631
330,000	6.250%, 11/29/2028(c)	254,958
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(c)	382,120
	Mexico City Airport Trust
600,000	5.500%, 07/31/2047	375,741
	OI European Group B.V.
300,000	4.750%, 02/15/2030(c)	239,209
	PGT Innovations, Inc.
1,000,000	4.375%, 10/01/2029(c)	821,812
	Roller Bearing Co. of America, Inc.
1,396,000	4.375%, 10/15/2029(c)	1,170,895
	Simpar Europe S.A.
300,000	5.200%, 01/26/2031	211,976
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	315,901
	TransDigm, Inc.
245,000	8.000%, 12/15/2025(c)	248,856
2,161,000	4.875%, 05/01/2029	1,750,410
	Triumph Group, Inc.
345,000	6.250%, 09/15/2024(c)	314,899
150,000	7.750%, 08/15/2025	115,014
	TTM Technologies, Inc.
1,350,000	4.000%, 03/01/2029(c)	1,089,990
	Waste Connections, Inc.
1,678,000	2.200%, 01/15/2032	1,300,364
912,000	3.200%, 06/01/2032	764,616
1,100,000	4.200%, 01/15/2033	996,801

		20,108,890

Technology: 1.3%
	Amdocs Ltd.
502,000	2.538%, 06/15/2030	400,699
	Booz Allen Hamilton, Inc.
4,000,000	4.000%, 07/01/2029(c)	3,428,222
	Broadcom, Inc.
685,000	4.150%, 11/15/2030	593,655
1,250,000	3.469%, 04/15/2034(c)	939,592
145,000	3.137%, 11/15/2035(c)	101,845
	Broadridge Financial Solutions, Inc.
1,000,000	2.600%, 05/01/2031	793,275

Principal Amount^		Value
Technology (continued)
	Castle US Holding Corp.
$850,000	9.500%, 02/15/2028(c)	$630,896
	CDW LLC / CDW Finance Corp.
115,000	4.250%, 04/01/2028	102,754
	CDW LLC / CDW Finance Corp.
430,000	2.670%, 12/01/2026	373,650
1,370,000	3.250%, 02/15/2029	1,114,366
400,000	3.569%, 12/01/2031	312,944
	CWT Travel Group, Inc.
124,674	8.500%, 11/19/2026(c)	107,843
	Fair Isaac Corp.
4,100,000	4.000%, 06/15/2028(c)	3,502,179
	KBR, Inc.
927,000	4.750%, 09/30/2028(c)	799,044
	MSCI, Inc.
480,000	3.625%, 09/01/2030(c)	395,564
	Oracle Corp.
765,000	3.950%, 03/25/2051	508,875
	Virtusa Corp.
435,000	7.125%, 12/15/2028(c)	321,182
	Western Digital Corp.
420,000	4.750%, 02/15/2026	389,147
585,000	2.850%, 02/01/2029	458,957

		15,274,689

Utilities: 0.7%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,300,000	5.875%, 08/20/2026	1,179,843
	Edison International
675,000	Series A 5.375%, 03/15/2026(d)(h) 5 year CMT + 4.698%	561,094
	Emera US Finance L.P.
4,500,000	2.639%, 06/15/2031	3,506,559
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	281,826
	EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia S.p.A.
400,000	5.375%, 12/30/2030	238,688
	FEL Energy VI Sarl
376,755	5.750%, 12/01/2040	258,650
	Guacolda Energia S.A.
300,000	4.560%, 04/30/2025	103,770
	Instituto Costarricense
200,000	6.375%, 05/15/2043	140,651
	LLPL Capital Pte Ltd.
469,260	6.875%, 02/04/2039	378,355
	Mong Duong Finance Holdings B.V.
250,000	5.125%, 05/07/2029	196,764
	National Fuel Gas Co.
1,100,000	2.950%, 03/01/2031	859,875
	NRG Energy, Inc.
540,000	5.750%, 01/15/2028	500,465
	Pacific Gas and Electric Co.
165,000	5.450%, 06/15/2027	155,741
300,000	4.300%, 03/15/2045	199,944
35,000	4.950%, 07/01/2050	25,718
180,000	3.500%, 08/01/2050	109,994

		8,697,937

TOTAL CORPORATE BONDS (Cost $321,617,080)		265,801,412

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 1.9%
	Brazilian Government International Bond
$700,000	4.750%, 01/14/2050	$479,468
	Colombia Government International Bond
500,000	5.000%, 06/15/2045	304,624
300,000	5.200%, 05/15/2049	186,296
	Dominican Republic International Bonds
250,000	5.875%, 01/30/2060	166,013
	Financiera de Desarrollo Territorial S.A.
3,329,000,000 (COP)	7.875%, 08/12/2024(c)	654,411
	Mexico Government International Bond
300,000	4.400%, 02/12/2052	208,409
	Provincia de Buenos Aires Government Bonds
15,545,000 (ARS)	62.098%, 04/12/2025(c) BADLARPP + 3.750%	45,369
	Republic of South Africa Government International Bond
500,000	5.650%, 09/27/2047	322,827
	Ukraine Government International Bond
400,000	7.253%, 03/15/2035	75,406
	United States Treasury Bond
10,450,000	1.625%, 11/15/2050	6,492,879
	United States Treasury Note
3,260,000	1.250%, 07/31/2023	3,181,303
2,690,000	0.125%, 08/15/2023	2,595,855
5,395,000	0.125%, 08/31/2023	5,195,869
2,645,000	1.375%, 08/31/2023(b)	2,576,810

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $28,823,634)		22,485,539

LIMITED PARTNERSHIPS: 0.2%
35,594	GACP II L.P.(a)	852,479
1,300,000	U.S. Farming Realty Trust II L.P.(a)	1,106,251

TOTAL LIMITED PARTNERSHIPS (Cost $1,317,057)		1,958,730

MORTGAGE-BACKED SECURITIES: 12.7%
	Adjustable Rate Mortgage Trust
249,608	Series 2006-1-2A1 3.735%, 03/25/2036(h)	155,117
	Alternative Loan Trust
79,540	Series 2003-22CB-1A1 5.750%, 12/25/2033	76,336
288,772	Series 2004-13CB-A4 0.000%, 07/25/2034(j)(l)	210,672
43,848	Series 2004-16CB-1A1 5.500%, 07/25/2034	41,607
43,857	Series 2004-16CB-3A1 5.500%, 08/25/2034	42,070
93,066	Series 2004-J10-2CB1 6.000%, 09/25/2034	87,813
19,585	Series 2005-J1-2A1 5.500%, 02/25/2025	18,930

Principal Amount^		Value
$2,034,604	Series 2006-13T1-A13 6.000%, 05/25/2036	$999,270
321,006	Series 2006-31CB-A7 6.000%, 11/25/2036	202,464
435,333	Series 2006-J1-2A1 7.000%, 02/25/2036	75,847
172,882	Series 2007-16CB-2A1 3.534%, 08/25/2037(g) 1 mo. USD LIBOR + 0.450%	55,976
50,062	Series 2007-16CB-2A2 28.883%, 08/25/2037(g) -8.333*1 mo. USD LIBOR + 54.583%	62,404
2,533,268	Series 2007-16CB-4A1 3.484%, 08/25/2037(g) 1 mo. USD LIBOR + 0.400%	1,805,002
405,364	Series 2007-16CB-4A2 21.096%, 08/25/2037(g) -6*1 mo. USD LIBOR + 39.600%	494,838
323,598	Series 2007-19-1A34 6.000%, 08/25/2037	174,565
909,650	Series 2007-20-A12 6.250%, 08/25/2047	530,466
1,793,640	Series 2007-HY2-1A 2.984%, 03/25/2047(h)	1,660,498
	Alternative Loan Trust Resecuritization
415,283	Series 2008-2R-2A1 0.188%, 08/25/2037(h)	220,665
2,970,601	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	1,689,219
	American Home Mortgage Investment Trust
195,984	Series 2006-1-11A1 3.364%, 03/25/2046(g) 1 mo. USD LIBOR + 0.280%	175,598
	AREIT Trust CLO
1,000,000	Series 2019-CRE3-D 5.686%, 09/14/2036(c)(g) TSFR1M + 2.764%	964,925
	Banc of America Alternative Loan Trust
34,666	Series 2003-8-1CB1 5.500%, 10/25/2033	32,582
514,350	Series 2006-7-A4 6.498%, 10/25/2036(f)	156,522
	Banc of America Funding Trust
23,980	Series 2005-7-3A1 5.750%, 11/25/2035	23,324
228,429	Series 2006-B-7A1 2.605%, 03/20/2036(h)	195,151
2,080,917	Series 2007-1-TA4 6.590%, 01/25/2037(f)	1,837,294
23,083	Series 2007-4-5A1 5.500%, 11/25/2034	20,895
	Banc of America Mortgage Trust
8,861	Series 2005-A-2A1 2.540%, 02/25/2035(h)	8,321
	BBCMS Trust
750,000	Series 2018-CBM-E 6.368%, 07/15/2037(c)(g) 1 mo. USD LIBOR + 3.550%	711,782

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BCAP LLC Trust
$126,358	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	$65,989
1,871,470	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,245,798
	Bear Stearns Adjustable Rate Mortgage Trust
1,689,596	Series 2005-12-25A1 2.944%, 02/25/2036(h)	1,311,660
	Bear Stearns Asset-Backed Securities I Trust
397,689	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	216,849
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	457,382
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	895,440
	BF Mortgage Trust
666,000	Series 2019-NYT-F 5.818%, 12/15/2035(c)(g) 1 mo. USD LIBOR + 3.000%	576,344
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(h)	453,558
	BPR Trust
465,000	Series 2021-NRD-F 9.792%, 12/15/2023(c)(g) TSFR1M + 6.870%	435,536
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 6.418%, 04/15/2034(c)(g) 1 mo. USD LIBOR + 3.600%	1,175,089
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 5.668%, 10/15/2035(c)(g) 1 mo. USD LIBOR + 2.850%	337,167
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.077%, 12/10/2054(c)(h)(m)	544,140
7,346,000	Series 2016-C7-XF 1.077%, 12/10/2054(c)(h)(m)	238,577
	CG-CCRE Commercial Mortgage Trust
101,589	Series 2014-FL2-COL1 6.318%, 11/15/2031(c)(g) 1 mo. USD LIBOR + 3.500%	86,797
198,340	Series 2014-FL2-COL2 7.318%, 11/15/2031(c)(g) 1 mo. USD LIBOR + 4.500%	142,937
	Chase Mortgage Finance Trust
1,302,689	Series 2007-S3-1A15 6.000%, 05/25/2037	672,104
	CIM Trust
424,331	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(f)	401,868
	Citicorp Mortgage Securities Trust
1,604,625	Series 2006-7-1A1 6.000%, 12/25/2036	1,333,993

Principal Amount^		Value
	Citigroup Commercial Mortgage Trust
$870,000	Series 2014-GC21-D 5.110%, 05/10/2047(c)(h)	$781,539
1,497,000	Series 2018-TBR-F 6.468%, 12/15/2036(c)(g) 1 mo. USD LIBOR + 3.650%	1,403,765
	Citigroup Mortgage Loan Trust, Inc.
155,845	Series 2005-5-2A2 5.750%, 08/25/2035	107,103
1,907,897	Series 2005-5-3A2A 3.422%, 10/25/2035(h)	1,210,022
1,865,070	Series 2011-12-1A2 3.252%, 04/25/2036(c)(h)	1,175,843
	CitiMortgage Alternative Loan Trust
154,241	Series 2006-A5-1A13 3.534%, 10/25/2036(g) 1 mo. USD LIBOR + 0.450%	129,628
151,694	Series 2006-A5-1A2 3.466%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.550%	9,848
1,381,406	Series 2007-A6-1A5 6.000%, 06/25/2037	1,224,776
	COMM Mortgage Trust
460,000	Series 2012-CR3-B 3.922%, 10/15/2045(c)	429,755
40,000	Series 2012-LC4-C 5.454%, 12/10/2044(h)	39,609
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	419,837
3,204,626	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	229,784
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)	1
1,989,000	Series 2018-HCLV-D 5.095%, 09/15/2033(c)(g) 1 mo. USD LIBOR + 2.177%	1,761,865
	Connecticut Avenue Securities Trust
108,637	Series 2020-R01-1M2 5.134%, 01/25/2040(c)(g) 1 mo. USD LIBOR + 2.050%	107,130
170,000	Series 2021-R01-1B1 5.381%, 10/25/2041(c)(g) SOFR 30-day + 3.100%	154,275
1,000,000	Series 2022-R03-1B2 12.131%, 03/25/2042(c)(g) SOFR 30-day + 9.850%	965,203
332,896	Series 2022-R06 1M1 5.031%, 05/25/2042(c)(g) SOFR 30-day + 2.750%	332,276
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 5.834%, 05/25/2023(c)(g) 1 mo. USD LIBOR + 2.750%	1,949,021
	Countrywide Home Loan Mortgage Pass-Through Trust
4,974	Series 2004-HYB4-2A1 3.865%, 09/20/2034(h)	4,622
453,441	Series 2005-23-A1 5.500%, 11/25/2035	267,327
1,975,603	Series 2006-9-A1 6.000%, 05/25/2036	1,016,741

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Countrywide Home Loan Mortgage Pass-Through Trust (continued)
$117,437	Series 2007-10-A5 6.000%, 07/25/2037	$63,434
473,726	Series 2007-13-A5 6.000%, 08/25/2037	261,387
	Credit Suisse First Boston Mortgage Securities Corp.
1,030,024	Series 2005-11-7A1 6.000%, 12/25/2035	600,992
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
30,912	Series 2003-27-4A4 5.750%, 11/25/2033	29,596
2,278,690	Series 2005-10-10A3 6.000%, 11/25/2035	730,099
	Credit Suisse Mortgage-Backed Trust
646,322	Series 2006-6-1A10 6.000%, 07/25/2036	358,853
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	85,671
31,421	Series 2007-2-2A5 5.000%, 03/25/2037	25,395
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	506,526
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,096,870
309,821	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(h)	299,632
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	823,355
490,000	Series 2021-RPL1-A2 3.937%, 09/27/2060(c)	461,170
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(h)	281,953
	Deephaven Residential Mortgage Trust
4,711,000	Series 2020-2-B3 5.859%, 05/25/2065(c)(h)	4,541,459
	Deutsche Mortgage & Asset Receiving Corp.
1,904,392	Series 2014-RS1-1A2 6.557%, 07/27/2037(c)(h)	1,525,373
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
77,595	Series 2006-PR1-3A1 8.179%, 04/15/2036(c)(g) -1.4*1 mo. USD LIBOR + 12.124%	72,765
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(h)	341,571
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(h)	321,017
	DSLA Mortgage Loan Trust
91,822	Series 2005-AR5-2A1A 3.653%, 09/19/2045(g) 1 mo. USD LIBOR + 0.660%	59,927

Principal Amount^		Value
	Federal Home Loan Mortgage Corp. REMICS
$361,329	Series 3118-SD 3.882%, 02/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.700%	$27,909
116,986	Series 3301-MS 3.282%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.100%	9,425
160,087	Series 3303-SE 3.262%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.080%	12,284
102,487	Series 3303-SG 3.282%, 04/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.100%	6,120
22,521	Series 3382-SB 3.182%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.000%	1,521
144,004	Series 3382-SW 3.482%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.300%	11,475
33,568	Series 3384-S 3.572%, 11/15/2037(g)(m) -1*1 mo. USD LIBOR + 6.390%	2,122
97,420	Series 3384-SG 3.492%, 08/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.310%	8,535
1,296,158	Series 3404-SA 3.182%, 01/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	103,707
23,814	Series 3417-SX 3.362%, 02/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.180%	1,626
32,007	Series 3423-GS 2.832%, 03/15/2038(g)(m) -1*1 mo. USD LIBOR + 5.650%	1,789
245,534	Series 3423-TG 0.350%, 03/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	1,182
1,473,675	Series 3435-S 3.162%, 04/15/2038(g)(m) -1*1 mo. USD LIBOR + 5.980%	125,842
39,891	Series 3445-ES 3.182%, 05/15/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	2,327
223,541	Series 3523-SM 3.182%, 04/15/2039(g)(m) -1*1 mo. USD LIBOR + 6.000%	15,336

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (continued)
$117,991	Series 3560-KS 3.582%, 11/15/2036(g)(m) -1*1 mo. USD LIBOR + 6.400%	$5,474
51,583	Series 3598-SA 3.532%, 11/15/2039(g)(m) -1*1 mo. USD LIBOR + 6.350%	3,464
66,754	Series 3641-TB 4.500%, 03/15/2040	65,827
183,751	Series 3728-SV 1.632%, 09/15/2040(g)(m) -1*1 mo. USD LIBOR + 4.450%	6,369
122,174	Series 3758-S 3.212%, 11/15/2040(g)(m) -1*1 mo. USD LIBOR + 6.030%	9,866
259,439	Series 3770-SP 3.682%, 11/15/2040(g)(m) -1*1 mo. USD LIBOR + 6.500%	5,645
171,899	Series 3815-ST 3.032%, 02/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.850%	14,189
358,359	Series 3859-SI 3.782%, 05/15/2041(g)(m) -1*1 mo. USD LIBOR + 6.600%	32,634
98,193	Series 3872-SL 3.132%, 06/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.950%	5,661
82,813	Series 3900-SB 3.152%, 07/15/2041(g)(m) -1*1 mo. USD LIBOR + 5.970%	4,514
14,996	Series 3946-SM 6.247%, 10/15/2041(g) -3*1 mo. USD LIBOR + 14.700%	11,434
233,996	Series 3972-AZ 3.500%, 12/15/2041	210,738
1,422,651	Series 3984-DS 3.132%, 01/15/2042(g)(m) -1*1 mo. USD LIBOR + 5.950%	103,943
2,853,674	Series 4080-DS 3.882%, 03/15/2041(g)(m) -1*1 mo. USD LIBOR + 6.700%	190,331
1,358,240	Series 4239-OU 0.000%, 07/15/2043(j)(l)	787,889
1,519,011	Series 4291-MS 3.082%, 01/15/2054(g)(m) -1*1 mo. USD LIBOR + 5.900%	123,869
533,344	Series 4314-MS 3.282%, 07/15/2043(g)(m) -1*1 mo. USD LIBOR + 6.100%	19,762
7,339,436	Series 5057-TI 3.000%, 11/25/2050(m)	1,185,554
6,346,238	Series 5070-MI 3.500%, 02/25/2051(m)	1,015,048

Principal Amount^		Value
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes REMIC
$200,000	Series 2021-DNA7-M2 4.081%, 11/25/2041(c)(g) SOFR 30-day + 1.800%	$186,603
255,342	Series 2022-DNA4 M1A 4.481%, 05/25/2042(c)(g) SOFR 30-day + 2.200%	253,211
	Federal National Mortgage Association
23,660,860	Series 2019-M25-X 0.221%, 11/25/2029(h)(m)	202,594
26,387,662	Series 2019-M5-X 0.631%, 02/25/2029(h)(m)	537,073
24,510,828	Series 2021-M23-X1 0.672%, 11/01/2031(h)(m)	560,656
	Federal National Mortgage Association REMICS
161,190	Series 2003-84-PZ 5.000%, 09/25/2033	161,287
219,971	Series 2005-42-SA 3.716%, 05/25/2035(g)(m) -1*1 mo. USD LIBOR + 6.800%	5,718
1,232,757	Series 2006-92-LI 3.496%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.580%	100,435
341,569	Series 2007-39-AI 3.036%, 05/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.120%	25,029
96,539	Series 2007-57-SX 3.536%, 10/25/2036(g)(m) -1*1 mo. USD LIBOR + 6.620%	8,766
18,558	Series 2007-68-SA 3.566%, 07/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.650%	1,489
22,718	Series 2008-1-CI 3.216%, 02/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.300%	1,956
973,658	Series 2008-33-SA 2.916%, 04/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.000%	74,472
11,150	Series 2008-56-SB 2.976%, 07/25/2038(g)(m) -1*1 mo. USD LIBOR + 6.060%	509
1,884,986	Series 2009-110-SD 3.166%, 01/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.250%	138,032
18,359	Series 2009-111-SE 3.166%, 01/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.250%	1,753

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (continued)
$146,445	Series 2009-86-CI 2.716%, 09/25/2036(g)(m) -1*1 mo. USD LIBOR + 5.800%	$7,115
63,724	Series 2009-87-SA 2.916%, 11/25/2049(g)(m) -1*1 mo. USD LIBOR + 6.000%	7,087
31,215	Series 2009-90-IB 2.636%, 04/25/2037(g)(m) -1*1 mo. USD LIBOR + 5.720%	1,501
29,197	Series 2010-11-SC 1.716%, 02/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.800%	667
22,827	Series 2010-115-SD 3.516%, 11/25/2039(g)(m) -1*1 mo. USD LIBOR + 6.600%	2,158
1,901,646	Series 2010-123-SK 2.966%, 11/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.050%	175,499
182,994	Series 2010-134-SE 3.566%, 12/25/2025(g)(m) -1*1 mo. USD LIBOR + 6.650%	3,620
122,735	Series 2010-15-SL 1.866%, 03/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.950%	6,256
31,378	Series 2010-9-GS 1.666%, 02/25/2040(g)(m) -1*1 mo. USD LIBOR + 4.750%	927
6,420	Series 2011-110-LS 4.972%, 11/25/2041(g) -2*1 mo. USD LIBOR + 10.100%	4,626
63,714	Series 2011-111-VZ 4.000%, 11/25/2041	60,329
306,571	Series 2011-141-PZ 4.000%, 01/25/2042	294,742
9,077	Series 2011-5-PS 3.316%, 11/25/2040(g)(m) -1*1 mo. USD LIBOR + 6.400%	86
1,302,859	Series 2011-93-ES 3.416%, 09/25/2041(g)(m) -1*1 mo. USD LIBOR + 6.500%	103,558
799,317	Series 2012-106-SA 3.076%, 10/25/2042(g)(m) -1*1 mo. USD LIBOR + 6.160%	68,367
1,906,459	Series 2014-50-WS 3.116%, 08/25/2044(g)(m) -1*1 mo. USD LIBOR + 6.200%	132,664

Principal Amount^		Value
$7,127,223	Series 2019-31-S 2.966%, 07/25/2049(g)(m) -1*1 mo. USD LIBOR + 6.050%	$681,297
18,775,551	Series 2019-M12-X 0.699%, 06/25/2029(h)(m)	412,634
8,188,981	Series 2019-M24-2XA 1.265%, 03/25/2031(h)(m)	348,177
21,753,028	Series 2019-M7-X 0.440%, 04/25/2029(h)(m)	323,755
27,103,842	Series 2020-M10-X4 0.987%, 07/25/2032(h)(m)	1,672,386
26,222,026	Series 2020-M10-X9 0.886%, 12/25/2027(h)(m)	756,516
7,354,883	Series 2020-M13-X2 1.391%, 09/25/2030(h)(m)	268,250
12,777,207	Series 2020-M6-X 1.384%, 10/25/2024(h)(m)	187,558
67,855,000	Series 2022-M4-X2 0.266%, 05/25/2030(h)(m)	855,017
	First Horizon Alternative Mortgage Securities Trust
607,736	Series 2006-FA6-1A4 6.250%, 11/25/2036	315,926
217,224	Series 2007-FA4-1A7 6.000%, 08/25/2037	96,415
	First Horizon Mortgage Pass-Through Trust
107,169	Series 2006-1-1A10 6.000%, 05/25/2036	56,934
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU H 4.095%, 12/10/2036(c)(h)	500,184
	FREMF Mortgage Trust
1,500,063	Series 2016-KF14-B 11.353%, 01/25/2023(c)(g) 1 mo. USD LIBOR + 8.800%	1,535,824
	GCAT Trust
48,807	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	46,270
	Government National Mortgage Association
376,571	Series 2007-21-S 3.261%, 04/16/2037(g)(m) -1*1 mo. USD LIBOR + 6.200%	21,500
125,818	Series 2008-69-SB 4.616%, 08/20/2038(g)(m) -1*1 mo. USD LIBOR + 7.630%	10,984
145,323	Series 2009-104-SD 3.411%, 11/16/2039(g)(m) -1*1 mo. USD LIBOR + 6.350%	11,568
16,187	Series 2010-98-IA 5.542%, 03/20/2039(h)(m)	1,163
203,319	Series 2011-45-GZ 4.500%, 03/20/2041	195,026
69,214	Series 2011-69-OC 0.000%, 05/20/2041(j)(l)	57,090
1,404,796	Series 2011-69-SC 2.366%, 05/20/2041(g)(m) -1*1 mo. USD LIBOR + 5.380%	94,289

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (continued)
$247,829	Series 2011-89-SA 2.436%, 06/20/2041(g)(m) -1*1 mo. USD LIBOR + 5.450%	$18,106
862,327	Series 2013-102-BS 3.136%, 03/20/2043(g)(m) -1*1 mo. USD LIBOR + 6.150%	66,454
12,536,276	Series 2013-155-IB 0.163%, 09/16/2053(h)(m)	68,364
1,814,647	Series 2014-145-CS 2.661%, 05/16/2044(g)(m) -1*1 mo. USD LIBOR + 5.600%	121,986
1,149,990	Series 2014-156-PS 3.236%, 10/20/2044(g)(m) -1*1 mo. USD LIBOR + 6.250%	109,710
2,819,114	Series 2014-4-SA 3.161%, 01/16/2044(g)(m) -1*1 mo. USD LIBOR + 6.100%	262,673
4,903,912	Series 2014-41-SA 3.086%, 03/20/2044(g)(m) -1*1 mo. USD LIBOR + 6.100%	480,289
1,981,900	Series 2014-5-SA 2.536%, 01/20/2044(g)(m) -1*1 mo. USD LIBOR + 5.550%	159,526
2,574,642	Series 2014-58-SG 2.661%, 04/16/2044(g)(m) -1*1 mo. USD LIBOR + 5.600%	164,247
1,978,017	Series 2014-76-SA 2.586%, 01/20/2040(g)(m) -1*1 mo. USD LIBOR + 5.600%	160,993
2,853,496	Series 2014-95-CS 3.311%, 06/16/2044(g)(m) -1*1 mo. USD LIBOR + 6.250%	221,454
8,629,514	Series 2016-162-IO 0.687%, 09/16/2058(h)(m)	298,300
1,998,434	Series 2018-105-SH 3.236%, 08/20/2048(g)(m) -1*1 mo. USD LIBOR + 6.250%	153,401
20,859,244	Series 2018-111-SA 1.536%, 08/20/2048(g)(m) -1*1 mo. USD LIBOR + 4.550%	525,972
8,751,381	Series 2018-134-CS 3.186%, 10/20/2048(g)(m) -1*1 mo. USD LIBOR + 6.200%	713,230
6,803,258	Series 2019-22-SA 2.586%, 02/20/2045(g)(m) -1*1 mo. USD LIBOR + 5.600%	593,191
6,015,979	Series 2019-H10-BI 0.480%, 06/20/2069(h)(m)	203,242

Principal Amount^		Value
$6,855,861	Series 2020-112-BS 3.236%, 08/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.250%	$708,058
12,059,313	Series 2020-115-SC 1.186%, 08/20/2050(g)(m) -1*1 mo. USD LIBOR + 4.200%	490,929
6,205,778	Series 2020-142-SD 3.286%, 09/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	766,308
6,935,636	Series 2020-146-SH 3.286%, 10/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	765,105
10,171,553	Series 2020-168-IA 0.969%, 12/16/2062(h)(m)	712,343
5,667,065	Series 2020-188-LS 3.286%, 11/20/2050(g)(m) -1*1 mo. USD LIBOR + 6.300%	759,643
5,391,953	Series 2020-47-SL 2.356%, 07/20/2044(g)(m) -1*1 mo. USD LIBOR + 5.370%	380,074
10,226,439	Series 2020-H11-HI 1.364%, 06/20/2070(h)(m)	462,368
10,499,608	Series 2020-H18-AI 1.515%, 09/20/2070(h)(m)	534,453
7,215,000	Series 2020-H19-BI 0.008%, 11/20/2070(h)(m)	433,689
6,132,149	Series 2021-1-QS 3.286%, 01/20/2051(g)(m) -1*1 mo. USD LIBOR + 6.300%	679,289
8,470,835	Series 2021-107-SA 0.736%, 06/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	151,829
3,173,304	Series 2021-117-HI 3.500%, 07/20/2051(m)	481,602
18,041,749	Series 2021-213-SN 0.916%, 12/20/2051(g)(m) -1*SOFR 30-day + 3.200%	482,462
9,517,640	Series 2021-52-IO 0.718%, 04/16/2063(h)(m)	589,711
5,008,233	Series 2021-59-S 0.316%, 04/20/2051(g)(m) -1*SOFR 30-day + 2.600%	54,848
10,094,699	Series 2021-77-IH 2.500%, 05/20/2051(m)	1,184,542
12,273,927	Series 2021-89-SA 0.736%, 05/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	407,664
23,029,720	Series 2021-97-SA 0.316%, 06/20/2051(g)(m) -1*SOFR 30-day + 2.600%	220,662
9,058,014	Series 2021-97-SB 0.736%, 06/20/2051(g)(m) -1*1 mo. USD LIBOR + 3.750%	326,659
40,588,976	Series 2021-H08-QI 1.140%, 05/20/2071(h)(m)	926,244

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (continued)
$14,559,946	Series 2021-H19-AI 1.952%, 11/20/2071(h)(m)	$727,649
15,231,193	Series 2022-48 IO 0.711%, 01/16/2064(h)(m)	1,050,968
	GS Mortgage Securities Corp. II
600,000	Series 2021-ARDN-H 8.751%, 11/15/2026(c)(g) 1 mo. USD LIBOR + 5.933%	531,848
	GS Mortgage Securities Corp. Trust
1,125,000	Series 2013-PEMB-C 3.668%, 03/05/2033(c)(h)	930,004
1,503,000	Series 2018-TWR-G 6.993%, 07/15/2031(c)(g) 1 mo. USD LIBOR + 4.175%	1,245,987
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.302%, 08/10/2044(c)(h)	112,213
1,010,000	Series 2011-GC5-D 5.302%, 08/10/2044(c)(h)	444,586
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(h)	91,874
1,344,000	Series 2014-GC26-D 4.672%, 11/10/2047(c)(h)	987,305
5,673,000	Series 2021-GSA3-XF 1.534%, 12/15/2054(c)(h)(m)	511,478
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(h)	597,991
	GSR Mortgage Loan Trust
33,966	Series 2005-4F-6A1 6.500%, 02/25/2035	31,652
506,551	Series 2005-9F-2A1 6.000%, 01/25/2036	277,289
74,584	Series 2005-AR6-4A5 4.144%, 09/25/2035(h)	70,490
224,059	Series 2006-7F-3A4 6.250%, 08/25/2036	86,256
	HarborView Mortgage Loan Trust
186,668	Series 2004-11-2A2A 3.633%, 01/19/2035(g) 1 mo. USD LIBOR + 0.640%	156,622
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 5.568%, 05/15/2038(c)(g) 1 mo. USD LIBOR + 2.750%	1,216,975
	Hospitality Mortgage Trust
993,090	Series 2019-HIT-G 6.718%, 11/15/2036(c)(g) 1 mo. USD LIBOR + 3.900%	928,438
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.171%, 11/25/2056(c)(h)	1,278,231
	IndyMac INDX Mortgage Loan Trust
117,851	Series 2004-AR7-A5 4.304%, 09/25/2034(g) 1 mo. USD LIBOR + 1.220%	104,698
204,821	Series 2005-AR11-A3 3.190%, 08/25/2035(h)	169,904

Principal Amount^		Value
$490,299	Series 2006-AR2-2A1 3.504%, 02/25/2046(g) 1 mo. USD LIBOR + 0.420%	$367,889
2,587,141	Series 2006-R1-A3 3.167%, 12/25/2035(h)	2,368,923
966,280	Series 2007-AR5-2A1 3.003%, 05/25/2037(h)	793,574
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.709%, 02/15/2046(c)(h)	613,997
310,000	Series 2012-LC9-C 4.472%, 12/15/2047(c)(h)	306,845
1,531,000	Series 2019-MFP-F 5.818%, 07/15/2036(c)(g) 1 mo. USD LIBOR + 3.000%	1,413,169
683,000	Series 2019-MFP-G 6.868%, 07/15/2036(c)(g) 1 mo. USD LIBOR + 4.050%	626,368
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(m)	2,502
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	209,867
224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(h)	212,779
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(h)	241,090
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(h)	248,741
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(h)	275,306
	JP Morgan Mortgage Trust
201,335	Series 2004-S1-2A1 6.000%, 09/25/2034	190,488
1,491,909	Series 2005-ALT1-3A1 3.454%, 10/25/2035(h)	1,213,761
16,933	Series 2007-A1-4A2 3.940%, 07/25/2035(a)(h)	16,141
555,894	Series 2007-S3-1A97 6.000%, 08/25/2037	319,430
	JP Morgan Resecuritization Trust
7,495,838	Series 2015-4-1A7 2.824%, 06/26/2047(c)(g) 1 mo. USD LIBOR + 0.190%	5,835,375
	JPMBB Commercial Mortgage Securities Trust
78,000	Series 2015-C27-D 3.944%, 02/15/2048(c)(h)	63,998
4,749,500	Series 2015-C27-XFG 1.444%, 02/15/2048(c)(h)(m)	123,261
	Legacy Mortgage Asset Trust
782,350	Series 2020-GS1-A1 2.882%, 10/25/2059(c)(f)	778,336
3,300,000	Series 2020-GS3-A2 4.000%, 05/25/2060(c)(f)	3,048,292
154,726	Series 2020-GS5-A1 3.250%, 06/25/2060(c)(f)	151,248
	Lehman Mortgage Trust
667,252	Series 2006-2-2A3 5.750%, 04/25/2036	667,729
930,927	Series 2007-1 1A2 5.750%, 02/25/2037	879,887

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Lehman XS Trust
$78,744	Series 2006-2N-1A1 3.604%, 02/25/2046(g) 1 mo. USD LIBOR + 0.520%	$70,311
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 4.458%, 09/25/2026(c)(h)	3,284,243
	Master Alternative Loan Trust
17,749	Series 2003-9-4A1 5.250%, 11/25/2033	16,661
13,570	Series 2004-5-1A1 5.500%, 06/25/2034	12,922
18,033	Series 2004-5-2A1 6.000%, 06/25/2034	17,299
76,545	Series 2004-8-2A1 6.000%, 09/25/2034	71,758
	Med Trust
600,000	Series 2021-MDLN-G 8.068%, 11/15/2038(c)(g) 1 mo. USD LIBOR + 5.250%	555,476
	Merrill Lynch Mortgage Investors Trust
3,135	Series 2006-2-2A 2.957%, 05/25/2036(h)	3,067
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	240,721
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.266%, 03/15/2048(h)	723,337
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.495%, 08/15/2046(h)	428,685
1,155,000	Series 2016-C31-D 3.000%, 11/15/2049(c)(h)	784,221
	Morgan Stanley Capital I Trust
190,162	Series 2011-C2-D 5.385%, 06/15/2044(c)(h)	180,061
540,000	Series 2011-C2-E 5.385%, 06/15/2044(c)(h)	436,386
613,000	Series 2016-H4-D 3.000%, 12/15/2051(c)	423,811
1,508,000	Series 2019-PLND-F 5.618%, 05/15/2036(c)(g) 1 mo. USD LIBOR + 2.800%	1,330,371
	Morgan Stanley Mortgage Loan Trust
1,430,148	Series 2005-9AR-2A 3.328%, 12/25/2035(h)	1,325,620
2,249,492	Series 2006-11-2A2 6.000%, 08/25/2036	1,112,107
271,175	Series 2006-7-3A 5.138%, 06/25/2036(h)	182,525
224,428	Series 2007-13-6A1 6.000%, 10/25/2037	136,312
	NewRez Warehouse Securitization Trust
2,200,000	Series 2021-1-F 8.334%, 05/25/2055(c)(g) 1 mo. USD LIBOR + 5.250%	2,182,169

Principal Amount^		Value
	Preston Ridge Partners Mortgage LLC
$400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(h)	$351,960
360,331	Series 2021-9-A1 2.363%, 10/25/2026(c)(f)	334,517
	Prime Mortgage Trust
880,997	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	749,676
	Residential Accredit Loans, Inc.
251,162	Series 2006-QS17-A5 6.000%, 12/25/2036	206,889
309,093	Series 2006-QS7-A3 6.000%, 06/25/2036	246,983
365,102	Series 2007-QS1-2A10 6.000%, 01/25/2037	287,658
314,383	Series 2007-QS8-A8 6.000%, 06/25/2037	256,824
	Residential Asset Securitization Trust
200,109	Series 2006-A8-1A1 6.000%, 08/25/2036	135,564
226,837	Series 2007-A1-A8 6.000%, 03/25/2037	81,628
15,359,032	Series 2007-A9-A1 3.634%, 09/25/2037(g) 1 mo. USD LIBOR + 0.550%	4,211,167
15,359,032	Series 2007-A9-A2 3.366%, 09/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.450%	2,849,292
	Residential Funding Mortgage Securities I Trust
291,756	Series 2006-S4-A5 6.000%, 04/25/2036	237,337
	SMR Mortgage Trust
1,205,738	Series 2022-IND-G 10.345%, 02/15/2039(c)(g) TSFR1M + 7.500%	1,143,328
	SREIT Trust
650,000	Series 2021-MFP2-J 6.734%, 11/15/2036(c)(g) 1 mo. USD LIBOR + 3.916%	601,818
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 5.568%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 2.750%	120,199
980,000	Series 2014-STAR-D 6.318%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 3.500%	283,396
950,000	Series 2014-STAR-E 7.218%, 11/15/2027(a)(c)(g) 1 mo. USD LIBOR + 4.400%	99,750
	Structured Adjustable Rate Mortgage Loan Trust
485,846	Series 2005-14-A1 3.394%, 07/25/2035(g) 1 mo. USD LIBOR + 0.310%	319,481
228,995	Series 2005-15-1A1 3.600%, 07/25/2035(h)	147,012
195,344	Series 2005-22-3A1 3.750%, 12/25/2035(h)	147,364
508,161	Series 2008-1-A2 3.237%, 10/25/2037(h)	421,111

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Structured Asset Securities Corp.
$6,026,368	Series 2007-4-1A3 3.166%, 03/28/2045(c)(g)(m) -1*1 mo. USD LIBOR + 6.250%	$335,669
	Toorak Mortgage Corp. Ltd.
630,000	Series 2021-1-A1 2.240%, 06/25/2024(c)(f)	600,503
	TTAN
598,096	Series 2021-MHC-G 7.018%, 03/15/2038(c)(g) 1 mo. USD LIBOR + 4.200%	549,767
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.870%, 05/10/2063(c)(h)	10,824
1,000,000	Series 2013-C5-C 4.200%, 03/10/2046(c)(h)	914,116
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(h)	1,268,188
	Washington Mutual Mortgage Pass-Through Certificates Trust
384,742	Series 2006-5-1A5 6.000%, 07/25/2036	292,803
387,773	Series 2006-8-A6 4.192%, 10/25/2036(f)	148,065
2,195,978	Series 2007-5-A3 7.000%, 06/25/2037	1,359,186
	Wells Fargo Alternative Loan Trust
102,159	Series 2007-PA2-3A1 3.434%, 06/25/2037(g) 1 mo. USD LIBOR + 0.350%	90,962
150,496	Series 2007-PA2-3A2 3.566%, 06/25/2037(g)(m) -1*1 mo. USD LIBOR + 6.650%	8,459
	Wells Fargo Commercial Mortgage Trust
640,000	Series 2013-LC12-B 4.432%, 07/15/2046(h)	601,663
19,971,000	Series 2015-C28-XE 1.219%, 05/15/2048(c)(h)(m)	499,628
750,000	Series 2016-C33-D 3.123%, 03/15/2059(c)	602,816
600,000	Series 2016-C34-C 5.236%, 06/15/2049(h)	526,503
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	114,682
130,000	Series 2016-C36-C 4.273%, 11/15/2059(h)	101,658
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(h)(m)	329,972
1,225,000	Series 2019-JWDR-C 3.139%, 09/15/2031(c)(h)	1,050,114
	Wells Fargo Mortgage-Backed Securities Trust
51,558	Series 2006-AR19-A1 3.030%, 12/25/2036(h)	49,765
	WFRBS Commercial Mortgage Trust
653,255	Series 2011-C3-D 5.420%, 03/15/2044(c)(h)	278,287

Principal Amount^		Value
$395,000	Series 2011-C4-E 4.987%, 06/15/2044(c)(h)	$309,512
1,020,000	Series 2012-C10-C 4.469%, 12/15/2045(h)	950,506
185,000	Series 2012-C7-C 4.814%, 06/15/2045(h)	134,032
400,000	Series 2012-C7-D 4.814%, 06/15/2045(c)(h)	154,000
290,000	Series 2012-C7-E 4.814%, 06/15/2045(c)(h)	27,405
300,000	Series 2014-C20-B 4.378%, 05/15/2047	271,091
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	228,558

TOTAL MORTGAGE-BACKED SECURITIES (Cost $185,617,626)		152,160,180

SHORT-TERM INVESTMENTS: 27.0%
REPURCHASE AGREEMENTS: 24.2%
289,220,897	Fixed Income Clearing Corp. 0.830%, 9/30/2022, due 10/03/2022 [collateral: par value $300,707,700, U.S. Treasury Bill, 3.792%, due 03/30/2023, value $295,099,403] (proceeds $289,240,902)	289,220,897

TREASURY BILLS: 2.8%
	United States Treasury Bill
600,000	1.185%, 10/06/2022(b)(n)	599,883
4,500,000	2.799%, 12/01/2022(b)(n)	4,478,705
2,030,000	3.545%, 02/23/2023(b)(n)	2,001,620
6,000,000	3.625%, 04/20/2023(b)(n)	5,881,802
5,300,000	3.690%, 06/15/2023(b)(n)	5,164,562
6,000,000	3.739%, 07/13/2023(b)(n)	5,828,078
6,500,000	3.739%, 08/10/2023(b)(n)	6,295,885
3,000,000	3.949%, 09/07/2023(b)(n)	2,892,000

TOTAL TREASURY BILLS (Cost $33,312,769)		33,142,535

TOTAL SHORT-TERM INVESTMENTS (Cost $322,533,666)		322,363,432

TOTAL PURCHASED OPTIONS (Premiums paid $562,217): 0.0%		147,000

TOTAL INVESTMENTS (Cost: $1,367,442,459): 102.6%		1,228,106,261

Liabilities in Excess of Other Assets: (2.6)%		(31,369,003)

NET ASSETS: 100.0%		$1,196,737,258

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SABOR	South African Benchmark Overnight Rate
SOFR	Secured Overnight Financing Rate
TSFR	CME term SOFR
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $49,366,565 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2022.
(g)	Floating Interest Rate at September 30, 2022.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2022.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is currently in default and/or non-income producing.
(l)	Principal Only security.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:
ARS	Argentine Peso
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$1,356,751,127

Gross unrealized appreciation	62,162,465
Gross unrealized depreciation	(192,787,813)

Net unrealized depreciation	$(130,625,348)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at September 30, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Broadcom, Inc.	Morgan Stanley & Co.	$500.00	12/16/2022	4	$177,604	$4,440	$13,528	$(9,088)
Broadcom, Inc.	Morgan Stanley & Co.	520.00	12/16/2022	11	488,411	10,230	39,357	(29,127)
Broadcom, Inc.	Morgan Stanley & Co.	550.00	12/16/2022	40	1,776,040	13,520	137,565	(124,045)
Cano Health, Inc.	Morgan Stanley & Co.	9.00	10/21/2022	432	374,544	31,536	39,286	(7,750)
Ironsource Ltd.	Pershing LLC	5.00	12/16/2022	582	200,208	8,148	50,069	(41,921)
iShares Expanded Tech-Software	Morgan Stanley & Co.	320.00	11/18/2022	17	425,221	1,275	24,579	(23,304)
iShares Russell 2000 Growth ETF	Morgan Stanley & Co.	250.00	11/18/2022	15	309,885	3,750	12,254	(8,504)
Unity Software, Inc.	Morgan Stanley & Co.	60.00	10/21/2022	99	315,414	396	73,140	(72,744)
Unity Software, Inc.	Morgan Stanley & Co.	60.00	11/18/2022	37	117,882	925	34,865	(33,940)
Zendesk, Inc.	Pershing LLC	80.00	10/21/2022	480	3,652,800	1,200	24,456	(23,256)
Put
Momentive Global, Inc.	Pershing LLC	6.00	12/16/2022	652	378,812	60,310	57,721	2,589
Twitter, Inc.	Morgan Stanley & Co.	30.00	10/21/2022	245	1,074,080	11,270	55,397	(44,128)

Total Purchased Options						$147,000	$562,217	$(415,218)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: (0.7)%
(5,527)	Broadcom, Inc.	$(2,454,043)
(8,572)	Cineplex, Inc.*	(56,719)
(1,729)	Intercontinental Exchange, Inc.	(156,215)
(14,156)	MaxLinear, Inc.*	(461,769)
(35,637)	Prologis, Inc.	(3,620,719)
(244,887)	Rentokil Initial PLC	(1,301,529)
(35,523)	Tenneco, Inc. Class A*	(617,745)

TOTAL COMMON STOCKS (Proceeds $9,726,691)		(8,668,739)

EXCHANGE-TRADED FUNDS: (0.1)%
(1,736)	iShares Expanded Tech-Software Sector ETF	(434,226)
(1,533)	iShares Russell 2000 Growth ETF	(316,702)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $793,157)		(750,928)

TOTAL SECURITIES SOLD SHORT (Proceeds $10,519,848)		$(9,419,667)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2022 (Unaudited)

At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2022	Fund Delivering	U.S. $ Value at September 30, 2022	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/26/2022	USD	$1,682,230	EUR	$1,597,774	$84,456	$—
Barclays Bank Plc	10/26/2022	USD	510,091	EUR	484,916	25,175	—
JPMorgan Chase Bank N.A.	10/21/2022	EUR	627,855	USD	629,229	—	(1,374)
	10/21/2022	EUR	730,697	USD	747,142	—	(16,445)
	10/21/2022	EUR	629,175	USD	657,258	—	(28,083)
	10/21/2022	EUR	1,519,905	USD	1,556,067	—	(36,162)
	10/21/2022	EUR	894,657	USD	934,975	—	(40,318)
	10/21/2022	USD	3,285,456	EUR	3,123,216	162,240	—
	10/21/2022	USD	758,491	EUR	725,702	32,789	—
	10/21/2022	USD	348,884	EUR	333,603	15,281	—
	10/21/2022	USD	30,228	EUR	28,718	1,510	—
	10/21/2022	USD	8,051	EUR	8,194	—	(143)
	10/21/2022	USD	32,051	EUR	32,379	—	(328)
Morgan Stanley & Co.	10/11/2022	USD	817,582	COP	768,509	49,073	—
	12/15/2022	CAD	119,492	USD	119,417	75	—
	12/15/2022	CAD	28,728	USD	28,742	—	(14)
	12/15/2022	EUR	508,155	USD	499,583	8,572	—
	12/15/2022	GBP	634,304	USD	608,542	25,762	—
	12/15/2022	SEK	326,716	USD	320,519	6,197	—
	12/15/2022	SEK	74,357	USD	74,714	—	(357)
	12/15/2022	SEK	62,717	USD	64,720	—	(2,003)
	12/15/2022	USD	2,193,587	CAD	2,089,411	104,176	—
	12/15/2022	USD	7,803,497	EUR	7,604,042	199,455	—
	12/15/2022	USD	248,418	EUR	243,112	5,306	—
	12/15/2022	USD	278,450	EUR	276,943	1,507	—
	12/15/2022	USD	6,603,798	GBP	6,356,625	247,173	—
	12/15/2022	USD	964,617	GBP	948,948	15,669	—
	12/15/2022	USD	949,809	GBP	988,390	—	(38,581)
	12/15/2022	USD	3,277,704	SEK	3,122,904	154,800	—
	12/15/2022	USD	795,026	SEK	768,139	26,887	—
	12/15/2022	USD	38,020	SEK	38,094	—	(74)
	12/15/2022	USD	33,699	SEK	34,521	—	(822)

			$36,816,447		$35,815,048	$1,166,103	$(164,704)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2022 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
MSCI EAFE Index Futures	70	5,809,685	$5,812,100	12/16/2022	$2,415
Nasdaq 100 E-mini Futures	14	3,088,595	3,089,940	12/16/2022	1,345
MSCI Emerging Market Index	52	2,264,380	2,265,900	12/16/2022	1,520
U.S. Treasury Long Bond Futures	29	3,829,916	3,665,781	12/20/2022	(164,135)
U.S. Treasury Ultra Bond Futures	11	1,508,688	1,507,000	12/20/2022	(1,688)
U.S. Treasury 2-Year Note Futures	581	120,824,232	119,331,954	12/30/2022	(1,492,278)
Russell 2000 E-mini Futures	52	4,341,050	4,341,480	12/16/2022	430
S&P Mid Cap 400 E-mini Futures	23	5,075,130	5,078,860	12/16/2022	3,730
U.S. Dollar Index Futures	61	6,836,335	6,837,124	12/19/2022	789

Total Long					$(1,647,872)

Futures Contracts - Short
U.S. Treasury 10-Year Note Futures	(614)	(69,022,012)	$(68,806,375)	12/20/2022	$215,637
U.S. Treasury 2-Year Note Futures	(765)	(157,198,813)	(157,123,829)	12/30/2022	74,984
Canadian Dollar Currency Futures	(13)	(941,290)	(941,135)	12/20/2022	155
90-day Euro-Dollar Futures	(55)	(13,159,500)	(13,154,625)	3/18/2024	4,875
Euro FX Currency Futures	(968)	(119,085,417)	(119,324,150)	12/19/2022	(238,733)
MSCI EAFE Index Futures	(256)	(21,252,270)	(21,255,680)	12/16/2022	(3,410)
S&P 500 E-Mini Index Futures	(15)	(2,699,487)	(2,701,125)	12/16/2022	(1,638)
British Pound Currency Futures	(19)	(1,328,338)	(1,327,744)	12/19/2022	594
Japanese Yen Currency Futures	(354)	(30,824,108)	(30,813,488)	12/19/2022	10,620
U.S. Treasury 10-Year Ultra Note Futures	(532)	(66,476,361)	(63,033,687)	12/20/2022	3,442,674
U.S. Treasury Bonds 20 Year Bond Futures	(205)	(25,970,500)	(25,913,281)	12/20/2022	57,219
U.S. Treasury Ultra-Long Bond Futures	(34)	(5,080,087)	(4,658,000)	12/20/2022	422,087
5YR U.S. Treasury Notes	(291)	(31,984,017)	(31,284,774)	12/30/2022	699,243

Total Short					$4,684,307

Total Futures Contracts					$3,036,435

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
ADT Security Corp. (The) 4.125%, 06/15/2023	12/20/2027	(5.000%	)	3.267%	$	(7,350,000)	Quarterly	$(530,602)	$(711,529)	$180,927
AES Corp. (The) 1.375%, 01/15/2026	12/20/2027	(5.000%	)	1.660%		(2,900,000)	Quarterly	(430,598)	(437,086)	6,488
Ally Financial, Inc. 5.800%, 05/01/2025	12/20/2027	(5.000%	)	3.170%		(7,350,000)	Quarterly	(562,346)	(679,838)	117,492
American Express Co. 2.650%, 12/02/2022	12/20/2027	(1.000%	)	0.706%		(7,900,000)	Quarterly	(107,680)	(150,278)	42,598
Amkor Technology, Inc. 6.625%, 09/15/2027	12/20/2027	(5.000%	)	3.588%		(2,850,000)	Quarterly	(165,473)	(290,844)	125,371
Arrow Electronics, Inc. 7.500%, 01/15/2027	12/20/2027	(1.000%	)	1.469%		(8,250,000)	Quarterly	173,317	87,124	86,193
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	12/20/2027	(5.000%	)	5.925%		(8,000,000)	Quarterly	276,752	72,698	204,054
Avnet, Inc. 3.000%, 05/15/2031	12/20/2027	(1.000%	)	1.583%		(8,300,000)	Quarterly	215,663	122,809	92,854
Barclays Plc 1.375%, 01/24/2026	12/20/2027	(1.000%	)	1.583%	EUR	(8,100,000)	Quarterly	213,574	139,276	74,298
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2027	(1.000%	)	0.786%	$	(8,100,000)	Quarterly	(80,110)	(93,680)	13,570
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2027	(5.000%	)	8.930%		(2,900,000)	Quarterly	381,107	377,000	4,107
Bertelsmann SE & Co. KGaA 1.125%, 04/27/2026	12/20/2027	(1.000%	)	0.697%	EUR	(7,800,000)	Quarterly	(110,537)	(159,068)	48,531
Best Buy Co., Inc. 4.450%, 10/01/2028	12/20/2027	(5.000%	)	1.552%	$	(6,900,000)	Quarterly	(1,062,230)	(1,174,422)	112,192
Boeing Co. (The) 2.600%, 10/30/2025	12/20/2027	(1.000%	)	2.143%		(8,400,000)	Quarterly	418,282	287,905	130,377
Bouygues S.A. 3.625%, 01/16/2023	12/20/2027	(1.000%	)	0.843%	EUR	(7,750,000)	Quarterly	(56,678)	(104,025)	47,347
Cardinal Health, Inc. 3.410%, 06/15/2027	12/20/2027	(1.000%	)	0.614%	$	(8,100,000)	Quarterly	(145,190)	(137,057)	(8,133)
Carlsberg Breweries AS 2.625%, 11/15/2022	12/20/2027	(1.000%	)	0.654%	EUR	(7,800,000)	Quarterly	(126,770)	(156,132)	29,362
Carnival Corp. 6.650%, 01/15/2028	12/20/2027	(1.000%	)	15.203%	$	(8,100,000)	Quarterly	3,090,257	2,247,750	842,507
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2027	(5.000%	)	4.350%		(7,000,000)	Quarterly	(181,766)	(410,514)	228,748

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
CDX North America High Yield Index Series 39 5.000%, 12/20/2027	12/20/2027	(5.000%	)	6.087%	$	(7,335,000)	Quarterly	$307,447	$311,371	$(3,924)
Centrica Plc 4.000%, 10/16/2023	12/20/2027	(1.000%	)	1.844%	EUR	(8,250,000)	Quarterly	311,673	243,228	68,445
Citigroup, Inc. 3.400%, 05/01/2026	12/20/2027	(1.000%	)	1.330%	$	(4,800,000)	Quarterly	71,368	2,474	68,894
Cleveland-Cliffs, Inc. 5.875%, 06/01/2027	12/20/2027	(5.000%	)	5.509%		(7,500,000)	Quarterly	145,096	(418,982)	564,078
Comcast Corp. 3.700%, 04/15/2024	12/20/2027	(1.000%	)	0.911%		(7,850,000)	Quarterly	(32,129)	(46,826)	14,697
Credit Suisse Group AG 4.282%, 01/09/2028	12/20/2027	(1.000%	)	2.496%	EUR	(8,500,000)	Quarterly	553,270	490,221	63,049
CSC Holdings LLC 5.375%, 02/01/2028	12/20/2027	(5.000%	)	7.501%	$	(2,900,000)	Quarterly	255,698	231,956	23,742
Dell, Inc. 7.100%, 04/15/2028	12/20/2027	(1.000%	)	2.304%		(8,350,000)	Quarterly	471,156	488,860	(17,704)
Electrolux AB 2.500%, 05/18/2030	12/20/2027	(1.000%	)	1.342%	EUR	(8,100,000)	Quarterly	126,773	60,454	66,319
Enel SpA 5.250%, 05/20/2024	12/20/2027	(1.000%	)	1.617%		(8,250,000)	Quarterly	230,127	238,907	(8,780)
Expedia Group, Inc. 6.250%, 05/01/2025	12/20/2027	(1.000%	)	1.954%	$	(8,350,000)	Quarterly	349,720	250,378	99,342
FedEx Corp. 3.250%, 04/01/2026	12/20/2027	(1.000%	)	1.296%		(8,000,000)	Quarterly	106,614	(56,418)	163,032
Fortum Oyj 1.625%, 02/27/2026	12/20/2027	(1.000%	)	1.499%	EUR	(8,900,000)	Quarterly	201,560	727,003	(525,443)
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	12/20/2027	(1.000%	)	2.289%	$	(8,400,000)	Quarterly	468,685	388,857	79,828
Gap, Inc. (The) 3.625%, 10/01/2029	12/20/2027	(1.000%	)	7.949%		(8,700,000)	Quarterly	2,096,835	1,685,625	411,210
HCA, Inc. 5.875%, 02/15/2026	12/20/2027	(5.000%	)	1.640%		(4,800,000)	Quarterly	(717,594)	(703,995)	(13,599)
ING Groep N.V. 1.913%, 09/20/2023	12/20/2027	(1.000%	)	1.078%	EUR	(7,850,000)	Quarterly	28,547	(10,203)	38,750
Intesa Sanpaolo SpA 2.125%, 05/26/2025	12/20/2027	(1.000%	)	1.523%		(8,200,000)	Quarterly	194,439	161,577	32,862
ITV Plc 1.375%, 09/26/2026	12/20/2027	(5.000%	)	2.969%		(7,050,000)	Quarterly	(610,198)	(855,311)	245,113
Koninklijke Philips N.V. 2.000%, 03/30/2030	12/20/2027	(1.000%	)	1.253%		(7,950,000)	Quarterly	92,537	(1,156)	93,693
Kroger Co. (The) 4.500%, 01/15/2029	12/20/2027	(1.000%	)	0.656%	$	(8,000,000)	Quarterly	(127,747)	(140,862)	13,115
Lumen Technologies, Inc. 7.500%, 04/01/2024	12/20/2027	(1.000%	)	7.135%		(2,900,000)	Quarterly	636,197	608,250	27,947
Marks & Spencer Plc 4.250%, 12/08/2023	12/20/2027	(1.000%	)	5.041%	EUR	(4,550,000)	Quarterly	721,955	692,428	29,527
McKesson Corp. 7.650%, 03/01/2027	12/20/2027	(1.000%	)	0.603%	$	(8,000,000)	Quarterly	(147,649)	(145,875)	(1,774)
MGM Resorts International 5.750%, 06/15/2025	12/20/2027	(5.000%	)	4.255%		(7,600,000)	Quarterly	(226,643)	(356,140)	129,497
Morgan Stanley 3.750%, 02/25/2023	12/20/2027	(1.000%	)	1.316%		(8,000,000)	Quarterly	113,772	7,493	106,279

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Nabors Industries, Inc. 5.750%, 02/01/2025	12/20/2027	(1.000%	)	9.068%	$	(2,900,000)	Quarterly	$778,510	$732,250	$46,260
Netflix, Inc. 4.875%, 06/15/2030	12/20/2027	(5.000%	)	2.011%		(7,000,000)	Quarterly	(916,684)	(1,100,372)	183,688
Newell Brands, Inc. 4.100%, 04/01/2023	12/20/2027	(1.000%	)	3.447%		(8,550,000)	Quarterly	863,948	785,644	78,304
Nokia Oyj 2.000%, 03/15/2024	12/20/2027	(5.000%	)	1.859%	EUR	(6,900,000)	Quarterly	(967,411)	(1,074,595)	107,184
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	12/20/2027	(1.000%	)	0.745%	$	(8,000,000)	Quarterly	(94,287)	(113,943)	19,656
OneMain Finance Corp. 5.625%, 03/15/2023	12/20/2027	(5.000%	)	6.893%		(1,900,000)	Quarterly	129,752	68,675	61,077
Oracle Corp. 3.250%, 11/15/2027	12/20/2027	(1.000%	)	1.246%		(400,000)	Quarterly	4,436	4,016	420
Ovintiv, Inc. 8.125%, 09/15/2030	12/20/2027	(1.000%	)	1.914%		(8,400,000)	Quarterly	337,552	248,353	89,199
Pfizer, Inc. 0.800%, 05/28/2025	12/20/2027	(1.000%	)	0.473%		(7,900,000)	Quarterly	(194,711)	(208,753)	14,042
Pitney Bowes, Inc. 4.625%, 03/15/2024	12/20/2027	(1.000%	)	19.756%		(5,800,000)	Quarterly	2,527,583	2,349,000	178,583
PostNL N.V. 1.000%, 11/21/2024	12/20/2027	(1.000%	)	1.147%	EUR	(8,000,000)	Quarterly	54,212	53,632	580
Prudential Plc 5.875%, 05/11/2029	12/20/2027	(1.000%	)	1.271%		(8,150,000)	Quarterly	101,474	34,495	66,979
Repsol International Finance B.V. 2.250%, 12/10/2026	12/20/2027	(1.000%	)	1.210%		(8,000,000)	Quarterly	77,429	11,613	65,816
Rexel S.A. 2.125%, 12/15/2028	12/20/2027	(5.000%	)	3.962%		(3,800,000)	Quarterly	(161,258)	(254,899)	93,641
Rolls-Royce Plc 0.875%, 05/09/2024	12/20/2027	(1.000%	)	5.233%		(2,900,000)	Quarterly	478,312	421,505	56,807
SES S.A. 0.875%, 11/04/2027	12/20/2027	(1.000%	)	2.172%		(3,250,000)	Quarterly	168,167	157,815	10,352
Standard Chartered Plc 4.050%, 04/12/2026	12/20/2027	(1.000%	)	1.239%		(7,700,000)	Quarterly	84,511	57,765	26,746
Stora Enso Oyj 2.125%, 06/16/2023	12/20/2027	(5.000%	)	1.568%		(4,500,000)	Quarterly	(697,854)	(798,528)	100,674
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2027	(1.000%	)	5.117%		(9,450,000)	Quarterly	1,523,039	1,631,598	(108,559)
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/2024	12/20/2027	(1.000%	)	2.401%		(1,300,000)	Quarterly	79,650	75,736	3,914
Tenet Healthcare Corp. 6.875%, 11/15/2031	12/20/2027	(5.000%	)	4.840%	$	(7,800,000)	Quarterly	(49,212)	(108,784)	59,572
Tesco Plc 6.150%, 11/15/2037	12/20/2027	(1.000%	)	1.789%	EUR	(3,200,000)	Quarterly	113,239	73,617	39,622
UniCredit SpA 2.125%, 10/24/2026	12/20/2027	(1.000%	)	1.773%		(8,350,000)	Quarterly	289,587	264,151	25,436
United Rentals North America, Inc. 4.875%, 01/15/2028	12/20/2027	(5.000%	)	2.787%	$	(4,350,000)	Quarterly	(408,698)	(516,180)	107,482
Uniti Fiber Holdings, Inc. 4.000%, 06/15/2024	12/20/2027	(5.000%	)	6.717%		(8,200,000)	Quarterly	511,210	354,199	157,011
Universal Health Services, Inc. 2.650%, 10/15/2030	12/20/2027	(1.000%	)	2.260%		(4,800,000)	Quarterly	262,174	251,563	10,611

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Valeo 3.250%, 01/22/2024	12/20/2027	(1.000%	)	3.890%	EUR	(5,150,000)	Quarterly	$612,016	$567,129	$44,887
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2027	(1.000%	)	1.181%	$	(8,200,000)	Quarterly	66,984	15,309	51,675
Veolia Environnement S.A. 0.892%, 01/14/2024	12/20/2027	(1.000%	)	0.865%	EUR	(6,050,000)	Quarterly	(37,794)	(90,278)	52,484
Vivendi SE 1.875%, 05/26/2026	12/20/2027	(1.000%	)	1.515%		(3,200,000)	Quarterly	74,826	82,354	(7,528)
Vodafone Group Plc 1.750%, 08/25/2023	12/20/2027	(1.000%	)	1.082%		(8,100,000)	Quarterly	30,888	(23,996)	54,884
Whirlpool Corp. 4.750%, 02/26/2029	12/20/2027	(1.000%	)	1.859%	$	(8,200,000)	Quarterly	310,273	326,854	(16,581)
WPP Finance S.A. 2.250%, 09/22/2026	12/20/2027	(1.000%	)	1.721%	EUR	(8,100,000)	Quarterly	262,662	200,326	62,336

Total Buy Protection								$13,045,006	$7,160,674	$5,884,332

Sell Protection
Aegon N.V. 6.125%, 12/15/2031	12/20/2027	1.000%		1.324%	EUR	8,100,000	Quarterly	$(120,255)	$(38,076)	$(82,179)
AES Corp. (The) 1.375%, 01/15/2026	12/20/2027	5.000%		1.660%	$	7,050,000	Quarterly	1,046,799	1,096,499	(49,700)
Airbus SE 2.375%, 04/02/2024	12/20/2027	1.000%		1.697%	EUR	8,150,000	Quarterly	(255,879)	(111,167)	(144,712)
Alstom S.A. 0.250%, 10/14/2026	12/20/2027	1.000%		3.230%		3,150,000	Quarterly	(296,745)	(214,468)	(82,277)
Altria Group, Inc. 2.625%, 09/16/2026	12/20/2027	1.000%		1.107%	$	8,150,000	Quarterly	(39,420)	(952)	(38,468)
American Airlines Group, Inc. 3.750%, 03/01/2025	12/20/2027	5.000%		16.029%		2,400,000	Quarterly	(691,846)	(525,000)	(166,846)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2027	1.000%		1.588%	EUR	8,300,000	Quarterly	(220,867)	(142,714)	(78,153)
AT&T, Inc. 3.800%, 02/15/2027	12/20/2027	1.000%		1.446%	$	8,200,000	Quarterly	(164,068)	(83,495)	(80,573)
AXA S.A. 2.875%, 06/15/2024	12/20/2027	1.000%		1.116%	EUR	7,950,000	Quarterly	(42,871)	24,462	(67,333)
Banco Santander S.A. 1.375%, 12/14/2022	12/20/2027	1.000%		1.631%		3,200,000	Quarterly	3,673	(52,650)	56,323
BAT International Finance Plc 2.375%, 01/19/2023	12/20/2027	1.000%		1.359%		8,000,000	Quarterly	(131,231)	(93,587)	(37,644)
Bath & Body Works, Inc. 5.250%, 02/01/2028	12/20/2027	1.000%		4.893%	$	9,400,000	Quarterly	(1,427,162)	(1,339,500)	(87,662)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2027	5.000%		8.930%		7,800,000	Quarterly	(1,025,047)	(721,500)	(303,547)
Block Financial LLC 2.500%, 07/15/2028	12/20/2027	5.000%		0.842%		4,400,000	Quarterly	841,439	855,463	(14,024)
BNP Paribas S.A. 2.875%, 09/26/2023	12/20/2027	1.000%		1.272%	EUR	8,050,000	Quarterly	46,415	(50,070)	96,485
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2027	5.000%		7.777%	$	2,900,000	Quarterly	(281,053)	(268,250)	(12,803)
BorgWarner, Inc. 3.375%, 03/15/2025	12/20/2027	1.000%		1.638%		8,200,000	Quarterly	(232,413)	(129,066)	(103,347)
BP Capital Markets Plc 1.876%, 04/07/2024	12/20/2027	1.000%		1.433%	EUR	4,250,000	Quarterly	(83,764)	(6,252)	(77,512)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Commerzbank AG 1.000%, 03/04/2026	12/20/2027	1.000%	2.102%	EUR	3,250,000	Quarterly	$(54,355)	$(139,231)	$84,876
Conagra Brands, Inc. 7.000%, 10/01/2028	12/20/2027	1.000%	1.010%	$	8,000,000	Quarterly	(3,533)	29,624	(33,157)
Delta Air Lines, Inc. 7.375%, 01/15/2026	12/20/2027	5.000%	5.504%		7,850,000	Quarterly	(150,402)	88,080	(238,482)
Deutsche Bank AG 1.125%, 08/30/2023	12/20/2027	1.000%	2.371%	EUR	8,000,000	Quarterly	(209,797)	(403,440)	193,643
Deutsche Lufthansa AG 0.250%, 09/06/2024	12/20/2027	1.000%	5.558%		3,850,000	Quarterly	(674,855)	(602,739)	(72,116)
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2027	1.000%	1.744%	$	8,300,000	Quarterly	(273,386)	(119,783)	(153,603)
DISH DBS Corp. 7.375%, 07/01/2028	12/20/2027	5.000%	15.330%		2,400,000	Quarterly	(663,008)	(591,000)	(72,008)
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2027	1.000%	1.389%		3,600,000	Quarterly	(62,912)	(75,922)	13,010
EDP Finance B.V. 1.875%, 09/29/2023	12/20/2027	1.000%	1.408%	EUR	4,850,000	Quarterly	(90,271)	(78,132)	(12,139)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2027	1.000%	1.140%	$	8,100,000	Quarterly	(51,413)	937	(52,350)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2027	5.000%	4.452%		7,700,000	Quarterly	167,633	549,379	(381,746)
General Electric Co. 2.700%, 10/09/2022	12/20/2027	1.000%	1.626%		8,250,000	Quarterly	(229,758)	(106,643)	(123,115)
Genworth Holdings, Inc. 4.800%, 02/15/2024	12/20/2027	5.000%	4.956%		4,360,000	Quarterly	7,657	320,772	(313,115)
Glencore Finance Europe Ltd. 1.875%, 09/13/2023	12/20/2027	5.000%	2.398%	EUR	7,000,000	Quarterly	794,988	972,226	(177,238)
Goldman Sachs Group, Inc. (The) 4.543%, 10/28/2027	12/20/2027	1.000%	1.426%	$	3,950,000	Quarterly	(75,557)	(17,058)	(58,499)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2027	5.000%	5.450%		7,900,000	Quarterly	(135,083)	267,298	(402,381)
Hess Corp. 3.500%, 07/15/2024	12/20/2027	1.000%	1.843%		8,300,000	Quarterly	(308,345)	(122,503)	(185,842)
Holcim AG 3.000%, 11/22/2022	12/20/2027	1.000%	1.999%	EUR	8,200,000	Quarterly	(364,249)	(245,517)	(118,732)
Host Hotels & Resorts L.P. 3.875%, 04/01/2024	12/20/2027	1.000%	1.847%	$	8,300,000	Quarterly	(309,775)	(234,188)	(75,587)
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2027	1.000%	2.343%		5,800,000	Quarterly	(336,469)	(202,119)	(134,350)
Imperial Brands Finance Plc 1.375%, 01/27/2025	12/20/2027	1.000%	1.382%	EUR	8,150,000	Quarterly	(142,318)	(107,313)	(35,005)
Intrum AB 3.125%, 07/15/2024	12/20/2027	5.000%	8.087%		4,150,000	Quarterly	(446,804)	(178,659)	(268,145)
Johnson Controls International Plc 3.625%, 07/02/2024	12/20/2027	1.000%	0.643%	$	7,000,000	Quarterly	116,042	140,293	(24,251)
KB Home 6.875%, 06/15/2027	12/20/2027	5.000%	4.656%		4,800,000	Quarterly	65,268	215,729	(150,461)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2027	1.000%	1.024%	EUR	8,050,000	Quarterly	(9,337)	54,368	(63,705)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	12/20/2027	1.000%	2.092%	$	2,900,000	Quarterly	(138,223)	(129,303)	(8,920)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Lennar Corp. 4.875%, 12/15/2023	12/20/2027	5.000%	1.987%	$	7,200,000	Quarterly	$951,568	$929,087	$22,481
Lincoln National Corp. 3.350%, 03/09/2025	12/20/2027	1.000%	1.618%		6,750,000	Quarterly	(185,550)	(118,301)	(67,249)
Lumen Technologies, Inc. 7.500%, 04/01/2024	12/20/2027	1.000%	7.135%		9,700,000	Quarterly	(2,127,971)	(1,799,583)	(328,388)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2027	1.000%	1.065%		8,100,000	Quarterly	(23,846)	45,676	(69,522)
MGIC Investment Corp. 5.250%, 08/15/2028	12/20/2027	5.000%	2.350%		7,100,000	Quarterly	813,117	979,142	(166,025)
Morgan Stanley 3.750%, 02/25/2023	12/20/2027	1.000%	1.316%		4,850,000	Quarterly	(68,974)	(54,908)	(14,066)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2027	1.000%	0.905%		8,100,000	Quarterly	35,294	72,720	(37,426)
Murphy Oil Corp. 7.050%, 05/01/2029	12/20/2027	1.000%	3.995%		2,900,000	Quarterly	(351,046)	(340,750)	(10,296)
National Grid Plc 0.553%, 09/18/2029	12/20/2027	1.000%	1.316%	EUR	7,950,000	Quarterly	(115,137)	(11,422)	(103,715)
Navient Corp. 5.500%, 01/25/2023	12/20/2027	5.000%	6.927%	$	8,150,000	Quarterly	(565,720)	(252,099)	(313,621)
Next Group Plc 3.625%, 05/18/2028	12/20/2027	1.000%	3.088%	EUR	8,600,000	Quarterly	(762,946)	(560,795)	(202,151)
NRG Energy, Inc. 5.750%, 01/15/2028	12/20/2027	5.000%	3.916%	$	2,900,000	Quarterly	127,555	111,263	16,292
Olin Corp. 5.125%, 09/15/2027	12/20/2027	1.000%	3.784%		4,450,000	Quarterly	(504,831)	(263,517)	(241,314)
Oracle Corp. 3.250%, 11/15/2027	12/20/2027	1.000%	1.246%		8,250,000	Quarterly	(91,502)	(91,863)	361
Pitney Bowes, Inc. 4.625%, 03/15/2024	12/20/2027	1.000%	19.756%		2,900,000	Quarterly	(1,263,791)	(1,268,750)	4,959
Premier Foods Finance Plc 3.500%, 10/15/2026	12/20/2027	5.000%	4.718%	EUR	7,050,000	Quarterly	78,166	376,712	(298,546)
Prudential Financial, Inc. 3.878%, 03/27/2028	12/20/2027	1.000%	1.071%	$	8,100,000	Quarterly	(26,109)	38,001	(64,110)
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2027	5.000%	1.925%		7,100,000	Quarterly	960,101	972,973	(12,872)
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2027	5.000%	2.966%		7,350,000	Quarterly	630,078	742,897	(112,819)
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023	12/20/2027	5.000%	10.538%		2,900,000	Quarterly	(506,546)	(286,375)	(220,171)
Ryder System, Inc. 3.875%, 12/01/2023	12/20/2027	1.000%	2.486%		6,100,000	Quarterly	(389,235)	(196,342)	(192,893)
SES S.A. 0.875%, 11/04/2027	12/20/2027	1.000%	2.172%	EUR	8,050,000	Quarterly	(416,537)	(309,320)	(107,217)
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2027	1.000%	1.322%	$	8,100,000	Quarterly	(117,517)	(67,595)	(49,922)
Stellantis N.V. 5.250%, 04/15/2023	12/20/2027	5.000%	2.662%	EUR	7,200,000	Quarterly	726,437	915,900	(189,463)
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	12/20/2027	1.000%	1.147%		3,250,000	Quarterly	(22,130)	(1,502)	(20,628)
T-Mobile USA, Inc. 4.750%, 02/01/2028	12/20/2027	5.000%	1.447%	$	6,900,000	Quarterly	1,099,320	1,182,768	(83,448)

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2022	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2027	5.000%	2.317%	$	7,100,000	Quarterly	$824,276	$954,380	$(130,104)
Telefonaktiebolaget LM Ericsson 1.875%, 03/01/2024	12/20/2027	1.000%	2.401%	EUR	8,400,000	Quarterly	(514,659)	(395,215)	(119,444)
Telefonica Emisiones S.A. 1.528%, 01/17/2025	12/20/2027	1.000%	1.390%		8,100,000	Quarterly	(144,470)	(41,992)	(102,478)
Tesla, Inc. 2.000%, 05/15/2024	12/20/2027	1.000%	2.139%	$	8,600,000	Quarterly	(426,919)	(406,908)	(20,011)
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2027	1.000%	2.784%		8,700,000	Quarterly	(658,449)	(646,959)	(11,490)
UBS Group AG 3.126%, 08/13/2030	12/20/2027	1.000%	1.260%	EUR	8,100,000	Quarterly	(96,642)	(9,700)	(86,942)
UniCredit SpA 2.000%, 03/04/2023	12/20/2027	1.000%	1.773%		450,000	Quarterly	(15,607)	(14,474)	(1,133)
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2027	1.000%	1.447%	$	8,150,000	Quarterly	(163,417)	(54,158)	(109,259)
Volkswagen International Finance N.V. 0.875%, 01/16/2023	12/20/2027	1.000%	2.093%	EUR	8,400,000	Quarterly	(406,491)	(318,253)	(88,238)
Wendel SE 1.375%, 04/26/2026	12/20/2027	5.000%	1.860%		3,500,000	Quarterly	490,479	535,792	(45,313)
Yum! Brands, Inc. 3.625%, 03/15/2031	12/20/2027	1.000%	1.800%	$	7,550,000	Quarterly	(266,744)	(253,991)	(12,753)
Zurich Insurance Co. Ltd. 0.500%, 12/18/2024	12/20/2027	1.000%	1.071%	EUR	3,300,000	Quarterly	(10,898)	19,087	(29,985)

Total Sell Protection							$(10,159,850)	$(2,403,541)	$(7,756,309)

Total							$2,885,156	$4,757,133	$(1,871,977)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 39.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2022	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Mexico Government International Bond 4.150%, 03/28/2027	6/20/2026	Barclays Bank Plc	(1.000%)	1.564%	$	(5,710,000)	Quarterly	$109,127	$22,998	$86,129

Total Buy Protection								$109,127	$22,998	$86,129

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Distell Group Holdings Ltd. ZAR	11/15/2022	Goldman Sachs & Co.	Pays	1 Month SABOR + 1.500%	ZAR	(11,860,088)	Monthly	$1,716	$—	$1,716
Meggitt Plc GBP	8/2/2023	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.550%	GBP	(2,552,827)	Monthly	2,136	—	2,136
Sanne Group Plc GBP	12/31/2099	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.450%		(1,054,359)	Monthly	3,026	—	3,026
Stagecoach Group Plc GBP	12/31/2099	Goldman Sachs & Co.	Pays	1 Month USD LIBOR - 0.400%		(674,774)	Monthly	(2,146)	—	(2,146)
iBoxx USD Liquid High Yield Index USD	12/20/2022	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 0.000%	$	110,000,000	Quarterly	4,952,047	—	4,952,047
Broadcom, Inc. USD	6/11/2023	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%		3,028,951	Monthly	358,675	—	358,675
Distell Group Holdings Ltd. ZAR	11/15/2022	Morgan Stanley & Co.	Pays	1 Month SABOR + 1.250%	ZAR	(1,405,540)	Monthly	1,952	891	1,061
Meggitt Plc GBP	8/2/2023	Morgan Stanley & Co.	Pays	1 Month SONIO + 0.900%	GBP	(17,863)	Monthly	247	—	247

Total								$5,317,653	$891	$5,316,762

(1)	Notional amounts are denominated in foreign currency where indicated and the lines below until currency changes.

iMGP Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Accenture Plc	Goldman Sachs & Co.	$340.00	10/21/2022	(1)	$(25,730)	$(37)	$(317)	$279
Aerojet Rocketdyne Holdings,Inc.	Morgan Stanley & Co.	40.00	12/16/2022	(279)	(1,115,721)	(74,633)	(133,148)	58,516
American Tower Corp.	Morgan Stanley & Co.	290.00	10/21/2022	(1)	(21,470)	(10)	(357)	347
Apple, Inc.	Morgan Stanley & Co.	180.00	10/21/2022	(5)	(69,100)	(15)	(1,509)	1,494
Blackrock, Inc.	Morgan Stanley & Co.	740.00	10/21/2022	(1)	(55,028)	(35)	(964)	929
Bristol-Myers Squibb Co.	Goldman Sachs & Co.	77.50	10/21/2022	(4)	(28,436)	(40)	(563)	523
Cano Health, Inc.	Morgan Stanley & Co.	12.00	10/21/2022	(432)	(374,544)	(6,480)	(8,342)	1,862
Coca-Cola Co. (The)	Morgan Stanley & Co.	67.50	10/21/2022	(12)	(67,224)	(24)	(693)	669
Comcast Corp.	Morgan Stanley & Co.	40.00	10/21/2022	(6)	(17,598)	(12)	(274)	262
Cummins, Inc.	Goldman Sachs & Co.	240.00	10/21/2022	(2)	(40,702)	(30)	(713)	683
Deere & Co.	Morgan Stanley & Co.	400.00	10/21/2022	(1)	(33,389)	(45)	(772)	727
Devon Energy Corp.	Morgan Stanley & Co.	85.00	10/21/2022	(2)	(12,026)	(12)	(389)	377
Duke Energy Corp.	Morgan Stanley & Co.	115.00	10/21/2022	(5)	(46,510)	(25)	(1,034)	1,009
Elevance Health, Inc.	Goldman Sachs & Co.	540.00	10/21/2022	(1)	(45,424)	(30)	(1,047)	1,017
Home Depot, Inc. (The)	Goldman Sachs & Co.	340.00	10/21/2022	(1)	(27,594)	(8)	(377)	369
Lockheed Martin Corp.	Morgan Stanley & Co.	460.00	10/21/2022	(2)	(77,258)	(46)	(1,653)	1,607
Merck & Co., Inc.	Goldman Sachs & Co.	95.00	10/21/2022	(6)	(51,672)	(48)	(933)	885
Microchip Technology, Inc.	Morgan Stanley & Co.	80.00	10/21/2022	(6)	(36,618)	(60)	(472)	412
Microsoft Corp.	Morgan Stanley & Co.	300.00	10/21/2022	(3)	(69,870)	(18)	(1,250)	1,232
Morgan Stanley	Morgan Stanley & Co.	97.50	10/21/2022	(7)	(55,307)	(35)	(831)	796
Newmont Corp.	Morgan Stanley & Co.	50.00	10/21/2022	(10)	(42,030)	(180)	(657)	477
Nextera Energy, Inc.	Morgan Stanley & Co.	92.50	10/21/2022	(9)	(70,569)	(54)	(1,644)	1,590
Pioneer Natural Resources Co.	Morgan Stanley & Co.	260.00	10/21/2022	(3)	(64,959)	(162)	(1,765)	1,603
Procter & Gamble Co. (The)	Morgan Stanley & Co.	155.00	10/21/2022	(5)	(63,125)	(15)	(1,369)	1,354
Qualcomm, Inc.	Goldman Sachs & Co.	165.00	10/21/2022	(5)	(56,490)	(20)	(884)	864
Starbucks Corp.	Goldman Sachs & Co.	92.50	10/21/2022	(8)	(67,408)	(384)	(1,142)	758
Union Pacific Corp.	Goldman Sachs & Co.	250.00	10/21/2022	(2)	(38,964)	(10)	(733)	723
United Parcel Service, Inc.	Morgan Stanley & Co.	220.00	10/21/2022	(4)	(64,616)	(24)	(1,227)	1,203
Unitedhealth Group, Inc.	Goldman Sachs & Co.	570.00	10/21/2022	(1)	(50,504)	(81)	(1,232)	1,151
Williams Cos., Inc. (The)	Morgan Stanley & Co.	37.00	10/21/2022	(19)	(54,397)	(190)	(926)	736
Zendesk, Inc.	Pershing LLC	85.00	10/21/2022	(480)	(3,652,800)	(46,800)	(4,267)	(42,533)

Total Written Options						$(129,563)	$(171,484)	$41,921

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$432

TOTAL COMMON STOCKS (Cost $0)		432

RIGHTS/WARRANTS: 0.0%
	BlackRock Corporate High Yield Fund, Inc.
10,740	(Expiration date 10/13/22)*	21

TOTAL RIGHTS/WARRANTS (Cost $0)		21

PREFERRED STOCKS: 3.1%
Financials: 3.1%
	American Financial Group, Inc.
1,789	4.500%, 09/15/2060	35,404
	Assurant, Inc.
2,000	5.250%, 01/15/2061	42,560
	Bank of America Corp.
4,000	4.375%, 11/03/2025(a)	73,120
	Bank of America Corp.
6,000	4.125%, 02/02/2026(a)	103,320
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	39,240
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	690,224
	Equitable Holdings, Inc.
2,800	4.300%, 03/15/2026(a)	46,900
	Federal Agricultural Mortgage Corp.
2,000	5.750%, 07/17/2025(a)	46,600
	First Eagle Alternative Capital BDC, Inc.
26,600	5.000%, 05/25/2026	602,756
	First Republic Bank
2,400	4.125%, 10/30/2025(a)	41,280
	First Republic Bank
8,000	4.250%, 03/30/2026(a)	142,640
	First Republic Bank - Series N
800	4.500%, 12/31/2026(a)	14,824
	Gladstone Investment Corp.
6,600	4.875%, 11/01/2028	152,988
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	528,840
	PartnerRe Ltd.
1,158	4.875%, 03/15/2026(a)	21,817
	Prudential Financial, Inc.
4,175	4.125%, 09/01/2060	83,333
	Reinsurance Group of America, Inc.
4,000	7.125%, 10/15/2052(b)	100,780
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	34,940
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2025	426,062
	W R Berkley Corp.
755	4.250%, 09/30/2060	12,827
	W R Berkley Corp.
5,619	4.125%, 03/30/2061	98,333
	Wells Fargo & Co.
6,000	4.700%, 12/15/2025(a)	111,180

		3,449,968

Shares		Value
Real Estate: 0.0%
	Public Storage
1,744	4.125%, 08/14/2025(a)	$31,828

TOTAL PREFERRED STOCKS (Cost $4,086,907)		3,481,796

CLOSED-END FUNDS: 0.3%
3,065	Ares Dynamic Credit Allocation Fund, Inc.	36,014
10,740	BlackRock Corporate High Yield Fund, Inc.	91,827
7,504	BlackRock Credit Allocation Income Trust	71,588
2,922	BlackRock Debt Strategies Fund, Inc.	26,064
7,753	Blackstone Strategic Credit Fund	82,415
4,076	Eaton Vance Ltd. Duration Income Fund	37,540
6,537	Western Asset High Income Opportunity Fund, Inc.	24,056

TOTAL CLOSED-END FUNDS (Cost $390,300)		369,504

Principal Amount^
ASSET-BACKED SECURITIES: 14.7%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(c)	106,487
160,110	Series 2020-1A-B 4.335%, 01/16/2040(c)	69,171
	AASET US Ltd.
153,237	Series 2018-2A-A 4.454%, 11/18/2038(c)	127,097
	ABPCI Direct Lending Fund ABS I Ltd.
120,000	Series 2020-1A-B 4.935%, 12/20/2030(c)	110,768
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 7.210%, 04/20/2032(c)(d) 3 mo. USD LIBOR + 4.500%	224,105
	ABPCI Direct Lending Fund IX LLC
500,000	Series 2020-9A-BR 5.269%, 11/18/2031(c)(d) 3 mo. USD LIBOR + 2.500%	451,544
	Adams Outdoor Advertising L.P.
352,391	Series 2018-1-A 4.810%, 11/15/2048(c)	333,981
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(c)	192,845
	Applebee’s Funding LLC / IHOP Funding LLC
247,500	Series 2019-1A-A2I 4.194%, 06/05/2049(c)	235,436
99,000	Series 2019-1A-A2II 4.723%, 06/05/2049(c)	92,680
	Ares Finance Co. II LLC
500,000	0.000%, 10/15/2036	472,500

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Atlas Senior Loan Fund Ltd.
$350,000	Series 2018-9A-C 4.510%, 04/20/2028(c)(d) 3 mo. USD LIBOR + 1.800%	$332,309
	Business Jet Securities LLC
343,229	2022-1A B 5.192%, 06/15/2037(c)	315,508
85,072	Series 2020-1A-B 3.967%, 11/15/2035(c)	76,154
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(c)	204,078
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(c)	84,536
	Castlelake Aircraft Securitization Trust
97,010	Series 2018-1-A 4.125%, 06/15/2043(c)	85,031
	Castlelake Aircraft Structured Trust
181,323	Series 2021-1A-B 6.656%, 01/15/2046(c)	148,675
	CHCP Ltd.
100,000	Series 2021-FL1-D 6.036%, 02/15/2038(c)(d) TSFR1M + 3.114%	97,419
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 5.810%, 04/20/2030(c)(d) 3 mo. USD LIBOR + 3.100%	225,523
	Digital Brige Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(c)	302,632
	Dryden Senior Loan Fund
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(c)	234,420
	Elm Trust
110,000	Series 2020-4A-B 3.866%, 10/20/2029(c)	102,928
	Falcon Aerospace Ltd.
245,854	Series 2017-1-B 6.300%, 02/15/2042(c)	213,374
	First Franklin Mortgage Loan Trust
449,891	Series 2006-FF16-2A4 3.504%, 12/25/2036(d) 1 mo. USD LIBOR + 0.420%	213,715
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(c)	134,431
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(c)	90,726
	Firstkey Revolving Trust
150,000	0.000%, 11/30/2058	142,669
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 6.940%, 06/19/2037(c)(d) TSFR1M + 3.921%	97,981
100,000	Series 2022-FL6-C 7.248%, 08/17/2037(c)(d) TSFR1M + 4.230%	98,480
	GAIA Aviation Ltd.
150,059	Series 2019-1-A 3.967%, 12/15/2044(c)(e)	121,879

Principal Amount^		Value
	GoldentTree Loan Management US CLO 1 Ltd.
$250,000	Series 2021-9A-D 5.610%, 01/20/2033(c)(d) 3 mo. USD LIBOR + 2.900%	$221,375
	Golub Capital Partners ABS Funding Ltd.
150,000	Series 2020-1A-B 4.496%, 01/22/2029(c)	142,382
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(c)	614,022
	Hull Street CLO Ltd.
7,512	Series 2014-1A-CR 5.440%, 10/18/2026(c)(d) 3 mo. USD LIBOR + 2.700%	7,505
	IP Lending II Ltd.
100,000	Series 2021-2A-SNR 3.650%, 07/15/2025(c)	89,242
	JOL Air Ltd.
191,726	Series 2019-1-A 3.967%, 04/15/2044(c)	159,797
	LCCM Trust
150,000	Series 2021-FL3-C 5.418%, 11/15/2038(c)(d) 1 mo. USD LIBOR + 2.600%	144,812
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(c)(b)	389,163
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.000%, 04/15/2034(c)(b)	213,771
	LCM 39 Ltd.
250,000	Series 39A-E 0.000%, 10/15/2034(c)(d) TSFR3M + 8.830%	238,479
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 5.384%, 01/17/2037(c)(d) SOFR 30-day + 3.100%	188,303
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 5.818%, 07/15/2036(c)(d) 1 mo. USD LIBOR + 3.000%	92,409
100,000	Series 2021-CRE6-D 5.668%, 11/15/2038(c)(d) 1 mo. USD LIBOR + 2.850%	94,560
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 5.738%, 04/19/2033(c)(d) 3 mo. USD LIBOR + 3.000%	225,862
	Marathon CLO V Ltd.
250,000	Series 2013-5A-BR 4.834%, 11/21/2027(c)(d) 3 mo. USD LIBOR + 1.850%	240,794
	MCA Fund Holding LLC
202,459	Series 2020-1-B 4.247%, 11/15/2035(c)	192,344
	MF1 LLC
250,000	Series 2022-FL10-C 7.507%, 09/17/2037(c)(d) TSFR1M + 4.483%	253,776

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	MidOcean Credit CLO VII
$500,000	Series 2017-7A-CR 4.712%, 07/15/2029(c)(d) 3 mo. USD LIBOR + 2.200%	$461,954
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(c)	158,528
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(c)	127,005
	Morgan Stanley ABS Capital I, Inc. Trust
276,589	Series 2006-HE8-A2D 3.304%, 10/25/2036(d) 1 mo. USD LIBOR + 0.220%	137,197
356,821	Series 2007-HE4-A2C 3.314%, 02/25/2037(d) 1 mo. USD LIBOR + 0.230%	121,975
	Morgan Stanley IXIS Real Estate Capital Trust
355,412	Series 2006-2-A4 3.304%, 11/25/2036(d) 1 mo. USD LIBOR + 0.220%	131,562
	Nassau CFO LLC
162,413	Series 2019-1-A 3.980%, 08/15/2034(c)	155,469
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(c)(b)	218,638
	Newtek Small Business Loan Trust
84,785	Series 2018-1-A 5.700%, 02/25/2044(c)(d) 1 mo. PRIME - 0.550%	83,736
38,539	Series 2018-1-B 7.000%, 02/25/2044(c)(d) 1 mo. PRIME + 0.750%	38,121
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 7.053%, 01/25/2032(c)(d) 3 mo. USD LIBOR + 4.270%	220,616
	Northwoods Capital 22 Ltd.
250,000	Series 2020-22A ER 11.137%, 09/01/2031(c)(d) TSFR3M + 8.190%	220,637
	Oportun Issuance Trust 2022-A
350,000	Series 2022-A-B 5.250%, 06/09/2031(c)	331,313
	Oxford Finance Funding LLC
244,585	Series 2020-1A-B 4.037%, 02/15/2028(c)	235,129
	Palmer Square Loan Funding Ltd.
250,000	Series 2021-1A-C 5.610%, 04/20/2029(c)(d) 3 mo. USD LIBOR + 2.900%	231,113
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(c)(b)	144,101
250,000	Series 2021-3A-C 5.210%, 07/20/2029(c)(d) 3 mo. USD LIBOR + 2.500%	222,909
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(c)(b)	151,680

Principal Amount^		Value
	PennantPark CLO Ltd.
$250,000	Series 2020-2A-D 9.012%, 01/15/2032(c)(d) 3 mo. USD LIBOR + 6.500%	$233,469
	Raspro Trust
492,471	Series 2005-1A-B2 3.635%, 03/23/2024(c)(d) 3 mo. USD LIBOR + 0.925%	456,653
	ReadyCap Lending Small Business Loan Trust
92,715	Series 2019-2-A 5.750%, 12/27/2044(c)(d) 1 mo. PRIME - 0.500%	89,072
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(c)	219,572
	Saganaw Insurance Recievables LLC
14,716	Series 2019-1A-A 5.125%, 12/01/2023(c)	14,680
	Sapphire Aviation Finance I Ltd.
123,944	Series 2018-1A-A 4.250%, 03/15/2040(c)	91,529
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(c)	150,186
	Secured Tenant Site Contract Revenue Notes
114,709	Series 2018-1A-C 3.970%, 06/15/2048(c)	113,429
	SERVPRO Master Issuer LLC
97,250	Series 2019-1A-A2 3.882%, 10/25/2049(c)	86,611
	Sprite Ltd.
231,060	Series 2021-1-A 3.750%, 11/15/2046(c)	195,571
	Stack Infrastructure Issuer LLC
443,517	Series 2019-1A-A2 4.540%, 02/25/2044(c)	438,311
	Start Ltd.
150,149	Series 2018-1-A 4.089%, 05/15/2043(c)	120,041
	STWD Ltd.
100,000	Series 2022-FL3-D 5.035%, 11/15/2038(c)(d) SOFR 30-day + 2.750%	94,260
	Sunbird Engine Finance LLC
187,597	Series 2020-1A-B 4.703%, 02/15/2045(c)	140,698
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(c)(b)	570,341
	Thrust Engine Leasing
419,007	Series 2021-1A-B 6.121%, 07/15/2040(c)	340,066
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(c)	214,490
	VB-S1 Issuer LLC - VBTEL
250,000	Series 2022-1A-F 5.268%, 02/15/2052(c)	219,258
	VCP RRL ABS I Ltd.
77,441	Series 2021-1A-C 5.425%, 10/20/2031(c)	71,074

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Venture XIII CLO Ltd.
$250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(c)(b)	$39,452
	Wingstop Funding LLC
100,000	Series 2022-1A-A2 3.734%, 03/05/2052(c)	84,751

TOTAL ASSET-BACKED SECURITIES (Cost $18,638,783)		16,622,875

BANK LOANS: 25.8%
	AAdvantage Loyalty IP Ltd.
700,000	7.460%, 04/20/2028(d) 3 mo. LIBOR + 4.750%	680,050
	Accuride Corp.
44,109	8.924%, 11/17/2023(d) 3 mo. LIBOR + 5.250%	38,319
	AHP Health Partners, Inc.
762,300	6.615%, 08/24/2028(d) 1 mo. LIBOR + 3.500%	728,713
	AI Aqua Merger Sub, Inc.
100,000	0.000%, 07/31/2028(f)	93,157
99,750	6.346%, 07/31/2028(d) 1 mo. SOFR + 3.750%	92,924
	Air Canada
733,163	6.421%, 08/11/2028(d) 3 mo. LIBOR + 3.500%	699,059
	AL NGPL Holdings LLC
315,593	6.098%, 04/14/2028(d) 3 mo. LIBOR + 3.750%	311,058
	Allen Media LLC
516,666	9.203%, 02/10/2027(d) 3 mo. LIBOR + 5.500%	448,854
	AllSpring Buyer LLC
661,996	6.688%, 11/01/2028(d) 3 mo. LIBOR + 3.000%	644,370
155,000	7.303%, 11/01/2028(d) 3 mo. SOFR + 4.000%	152,676
	American Rock Salt Co. LLC
98,750	7.120%, 06/09/2028(d) 1 mo. LIBOR + 4.000%	91,714
	Anchor Packaging, Inc.
97,334	7.115%, 07/18/2026(d) 1 mo. LIBOR + 4.000%	94,292
	API Technologies Corp.
96,750	7.924%, 05/09/2026(d) 3 mo. LIBOR + 4.250%	85,140
	Apttus Corp.
99,000	7.117%, 05/08/2028(d) 3 mo. LIBOR + 4.250%	91,575
	Arcline FM Holdings LLC
99,000	7.000%, 06/23/2028(d) 6 mo. LIBOR + 4.750%	92,318
	Arctic Glacier U.S.A., Inc.
100,000	7.174%, 03/20/2024(d) 3 mo. LIBOR + 3.500%	89,188
	Armor Holding II LLC
148,875	8.174%, 12/11/2028(d) 3 mo. LIBOR + 4.500%	144,967
	Aston FinCo S.A.R.L.
97,500	7.365%, 10/09/2026(d) 1 mo. LIBOR + 4.250%	91,975

Principal Amount^		Value
	AthenaHealth, Inc.
$61,593	0.000%, 02/15/2029(f)	$55,341
363,397	0.000%, 02/15/2029(f)	326,513
362,497	6.576%, 02/15/2029(d) 1 mo. SOFR + 3.500%	325,704
	Atlas CC Acquisition Corp.
82,060	7.320%, 05/25/2028(d) 3 mo. LIBOR + 4.250%	72,233
16,690	7.320%, 05/25/2028(d) 3 mo. LIBOR + 4.250%	14,692
	Bausch Health Cos., Inc.
103,688	8.098%, 02/01/2027(d) 1 mo. SOFR + 5.250%	80,091
	BCP Renaissance Parent LLC
283,919	7.174%, 10/31/2024(d) 1 mo. LIBOR + 3.500%	281,790
605,788	0.000%, 10/31/2026(f)	582,747
	BCPE Empire Holdings, Inc.
97,061	7.115%, 06/11/2026(d) 1 mo. LIBOR + 4.000%	92,653
99,250	7.115%, 06/11/2026(d) 1 mo. LIBOR + 4.000%	95,445
	Blue Ribbon LLC
241,154	8.564%, 05/08/2028(d) 1 mo. LIBOR + 6.000%	207,694
	BWAY Holding Co.
57,078	5.814%, 04/03/2024(d) 1 mo. LIBOR + 3.250%	53,404
	Cambrex Corp.
96,394	6.634%, 12/04/2026(d) 1 mo. SOFR + 3.600%	92,598
	Camin Cargo Control, Inc.
95,360	9.615%, 06/04/2026(d) 1 mo. LIBOR + 6.500%	92,023
	Capstone Acquisition Holdings, Inc.
13,194	0.000%, 11/12/2027(f)	12,931
98,496	7.865%, 11/12/2027(d) 1 mo. LIBOR + 4.750%	96,526
	Cast and Crew Payroll LLC
47,865	6.615%, 02/09/2026(d) 1 mo. LIBOR + 3.500%	46,788
	CCRR Parent, Inc.
98,500	6.870%, 03/06/2028(d) 1 mo. LIBOR + 3.750%	95,176
	CD&R Hydra Buyer, Inc.
96,700	7.365%, 12/11/2024(d) 1 mo. LIBOR + 4.250%	92,933
	CDK Global, Inc.
620,000	6.610%, 07/06/2029(d) 3 mo. SOFR + 4.500%	598,725
	Cengage Learning, Inc.
46,398	7.814%, 07/14/2026(d) 3 mo. LIBOR + 4.750%	42,128
	Charter NEX US, Inc.
98,250	6.556%, 12/01/2027(d) 3 mo. LIBOR + 3.750%	93,483
	Chef’s Warehouse Leasing Co. LLC (The)
100,000	7.925%, 08/23/2029(d) 1 mo. SOFR + 4.750%	99,625
	Clarios Global L.P.
664,521	0.000%, 04/30/2026(f)	630,604

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Clarios Global L.P. (continued)
$579,243	6.365%, 04/30/2026(d) 1 mo. LIBOR + 3.250%	$549,678
	Claros Mortgage Trust, Inc.
99,250	7.254%, 08/09/2026(d) 1 mo. SOFR + 4.500%	95,528
	Comet Acquisition, Inc.
96,250	7.174%, 10/24/2025(d) 3 mo. LIBOR + 3.500%	92,801
	Confluent Medical Technologies, Inc.
99,500	7.303%, 02/16/2029(d) 3 mo. SOFR + 3.750%	94,028
	Congruex Group LLC
99,750	8.475%, 05/03/2029(d) 3 mo. SOFR + 5.750%	97,256
	Connect Finco S.A.R.L
512,121	6.615%, 12/11/2026(d) 1 mo. LIBOR + 3.500%	478,196
	CP Atlas Buyer, Inc.
98,526	6.615%, 11/23/2027(d) 1 mo. LIBOR + 3.500%	86,309
	CPC Acquisition Corp.
197,000	7.424%, 12/29/2027(d) 3 mo. LIBOR + 3.750%	154,562
	CPM Holdings, Inc.
96,250	6.064%, 11/17/2025(d) 1 mo. LIBOR + 3.500%	93,182
	Cross Financial Corp.
98,750	7.125%, 09/15/2027(d) 1 mo. LIBOR + 4.000%	96,116
	Deerfield Dakota Holding LLC
97,750	6.784%, 04/09/2027(d) 1 mo. SOFR + 3.750%	92,455
	Del Monte Foods, Inc.
200,000	7.368%, 05/16/2029(d) 1 mo. SOFR + 4.350%	192,083
	Denali Water Solutions
61,156	7.924%, 03/27/2028(d) 3 mo. LIBOR + 4.250%	50,453
	DG Investment Intermediate Holdings 2, Inc.
98,753	6.865%, 03/31/2028(d) 1 mo. LIBOR + 3.750%	92,304
	Dhanani Group, Inc.
100,000	8.848%, 07/20/2025(d) 1 mo. SOFR + 6.000%	97,500
	DXP Enterprises, Inc.
97,392	7.865%, 12/16/2027(d) 1 mo. LIBOR + 4.750%	93,520
	Eastern Power LLC
379,807	7.424%, 10/02/2025(d) 3 mo. LIBOR + 3.750%	326,133
	Eisner Advisory Group LLC
148,625	8.399%, 07/28/2028(d) 1 mo. SOFR + 5.250%	141,937
	EyeCare Partners LLC
97,653	7.424%, 02/18/2027(d) 3 mo. LIBOR + 3.750%	88,925
	Fertitta Entertainment LLC
99,500	7.034%, 01/27/2029(d) 1 mo. SOFR + 4.000%	92,587
	First Brands Group LLC
247,742	8.369%, 03/30/2027(d) 3 mo. SOFR + 5.000%	239,009

Principal Amount^		Value
	Firstdigital Communications LLC
$50,000	7.313%, 12/17/2026(d) 1 mo. LIBOR + 4.250%	$48,951
	Florida Food Products LLC
99,500	8.115%, 10/18/2028(d) 1 mo. LIBOR + 5.000%	92,038
	FR Refuel LLC
99,279	8.418%, 11/08/2028(d) 3 mo. LIBOR + 4.750%	95,556
	Franchise Group Intermediate Holdco LLC
79,910	7.563%, 03/10/2026(d) 1 mo. LIBOR + 4.750%	74,950
	GEON Performance Solutions LLC
356,400	7.613%, 08/18/2028(d) 1 mo. LIBOR + 4.500%	345,262
	Gibson Brands Inc.
99,250	7.939%, 08/11/2028(d) 1 mo. LIBOR + 5.000%	80,393
	GIP II Blue Holding, L.P
304,831	8.174%, 09/29/2028(d) 3 mo. LIBOR + 4.500%	301,020
	Global Medical Response, Inc.
257,325	7.365%, 03/14/2025(d) 1 mo. LIBOR + 4.250%	223,890
	Gloves Buyer, Inc.
197,500	7.115%, 12/29/2027(d) 1 mo. LIBOR + 4.000%	186,390
	GT Polaris, Inc.
98,254	6.556%, 09/24/2027(d) 3 mo. LIBOR + 3.750%	93,013
	Hamilton Projects Acquiror LLC
70,896	8.174%, 06/17/2027(d) 3 mo. LIBOR + 4.500%	69,833
	Help At Home, Inc.
88,656	8.710%, 10/29/2027(d) 3 mo. SOFR + 5.000%	84,667
9,869	8.710%, 10/29/2027(d) 3 mo. SOFR + 5.000%	9,425
149,250	8.710%, 10/29/2027(d) 3 mo. SOFR + 5.000%	142,534
	Higginbotham Insurance Agency, Inc.
6,528	8.365%, 11/25/2026(d) 1 mo. LIBOR + 5.250%	6,366
98,818	8.365%, 11/25/2026(d) 1 mo. LIBOR + 5.250%	96,368
	HighTower Holdings LLC
99,000	6.732%, 04/21/2028(d) 3 mo. LIBOR + 4.000%	92,256
	Holding Socotec SAS
99,000	7.674%, 06/30/2028(d) 3 mo. LIBOR + 4.000%	92,565
	IBC Capital Ltd.
78,451	6.689%, 09/11/2023(d) 1 mo. LIBOR + 3.750%	72,601
	ICON Luxembourg S.A.R.L.
469,569	5.938%, 07/03/2028(d) 3 mo. LIBOR + 2.250%	460,032
116,993	5.938%, 07/03/2028(d) 3 mo. LIBOR + 2.250%	114,617
	Illuminate Buyer LLC
46,746	6.615%, 06/30/2027(d) 1 mo. LIBOR + 3.500%	42,510

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Ilpea Parent, Inc.
$694,986	0.000%, 06/22/2028(f)	$670,661
778,932	7.620%, 06/22/2028(d) 1 mo. LIBOR + 4.500%	751,670
	Imagefirst Holdings LLC
98,806	8.174%, 04/27/2028(d) 3 mo. LIBOR + 4.500%	93,865
	Imprivata, Inc.
249,375	7.284%, 12/01/2027(d) 1 mo. SOFR + 4.250%	241,816
	Jazz Financing Lux S.A.R.L.
449,817	6.615%, 05/05/2028(d) 1 mo. LIBOR + 3.500%	435,638
	Jones DesLauriers Insurance Management, Inc.
99,249 (CAD)	7.748%, 03/17/2028(d) 3 mo. CDOR + 4.250%	66,753
	Kronos Acquisition Holdings, Inc.
107,522	6.820%, 12/22/2026(d) 3 mo. LIBOR + 3.750%	100,025
	Laseraway Intermediate Holdings II LLC
99,250	8.233%, 10/12/2027(d) 3 mo. LIBOR + 5.750%	97,637
	LendingTree, Inc.
558,600	6.870%, 09/15/2028(d) 1 mo. LIBOR + 3.750%	512,515
	LTI Holdings, Inc.
195,482	6.365%, 09/06/2025(d) 1 mo. LIBOR + 3.250%	181,407
	Mavis Tire Express Services Corp.
98,750	7.250%, 05/04/2028(d) 1 mo. SOFR + 4.000%	92,949
	MB2 Dental Solutions LLC
79,709	9.130%-11.250%, 01/29/2027(d) 3 mo. LIBOR + 6.150%, PRIME + 5.000%	78,912
108,985	9.703%, 01/29/2027(d) 3 mo. SOFR + 6.000%	106,910
	Medline Borrower, L.P.
407,950	6.365%, 10/23/2028(d) 1 mo. LIBOR + 3.250%	375,887
	Midcap Financial Holdings Trust
250,000	6.133%, 11/22/2028(d) 1 mo. LIBOR + 3.500%	249,293
	Midwest Veterinary Partners LLC
99,000	4.750%-7.115%, 04/27/2028(d) 2 mo. LIBOR + 4.000%	93,431
	Mileage Plus Holdings LLC
95,000	8.777%, 06/21/2027(d) 3 mo. LIBOR + 5.250%	95,662
	MIP V Waste Holdings LLC
398,000	6.365%, 12/08/2028(d) 1 mo. LIBOR + 3.250%	385,065
	Moran Foods LLC
11,705	10.674%, 04/01/2024(d) 3 mo. LIBOR + 7.000%	10,163
15,385	14.424%, 10/01/2024(d) 3 mo. LIBOR + 10.750%	10,923

Principal Amount^		Value
	Motel 6
$198,497	8.052%, 09/09/2026(d) 1 mo. LIBOR + 5.000%	$193,866
	MPH Acquisition Holdings LLC
350,000	0.000%, 09/01/2028(f)	324,462
752,400	7.320%, 09/01/2028(d) 3 mo. LIBOR + 4.250%	697,501
	NA Rail Hold Co. LLC
97,978	7.674%, 10/19/2026(d) 3 mo. LIBOR + 4.000%	95,284
	National Mentor Holdings, Inc.
94,140	6.870%-7.430%, 03/02/2028(d) 1 mo. LIBOR + 3.750%	67,840
	NFM & J, L.P.
34,463	8.509%-9.424%, 11/30/2027(d) 3 mo. LIBOR + 5.750%	33,607
49,340	8.865%, 11/30/2027(d) 1 mo. LIBOR + 5.750%	48,115
	NFP Corp.
48,130	6.365%, 02/15/2027(d) 1 mo. LIBOR + 3.250%	45,338
	NorthRiver Midstream Finance L.P.
576,241	5.527%, 10/01/2025(d) 3 mo. LIBOR + 3.250%	562,607
	Organon & Co.
507,304	6.188%, 06/02/2028(d) 3 mo. LIBOR + 3.000%	497,158
	Pacific Bells LLC
99,258	8.315%, 11/10/2028(d) 1 mo. LIBOR + 4.500%	92,930
	Packers Holdings LLC
98,520	6.006%, 03/09/2028(d) 1 mo. LIBOR + 3.250%	90,670
	PAI Holdco, Inc.
98,500	6.556%, 10/28/2027(d) 3 mo. LIBOR + 3.750%	93,657
	Park River Holdings, Inc.
197,499	5.527%, 12/28/2027(d) 3 mo. LIBOR + 3.250%	168,615
	PECF USS Intermediate Holding III Corp.
99,250	7.365%, 12/15/2028(d) 1 mo. LIBOR + 4.250%	85,024
	Pelican Products, Inc.
99,250	7.924%-8.420%, 12/29/2028(d) 3 mo. LIBOR + 4.250%	91,558
	Peraton Corp.
94,895	6.865%, 02/01/2028(d) 1 mo. LIBOR + 3.750%	90,186
	PetVet Care Centers LLC
196,456	6.615%, 02/14/2025(d) 1 mo. LIBOR + 3.500%	182,458
	Planview Parent, Inc.
98,250	7.674%, 12/17/2027(d) 3 mo. LIBOR + 4.000%	93,583
	Playpower, Inc.
89,606	9.174%, 05/08/2026(d) 3 mo. LIBOR + 5.500%	81,093
	Polaris Newco LLC
45,343	7.674%, 06/02/2028(d) 1 mo. LIBOR + 4.000%	41,961

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Pro Mach Group, Inc.
$99,265	7.115%, 08/31/2028(d) 1 mo. LIBOR + 4.000%	$94,896
	Project Ruby Ultimate Parent Corp.
98,500	6.365%, 03/10/2028(d) 1 mo. LIBOR + 3.250%	92,208
	Propulsion (BC) Finco S.A.R.L.
300,000	0.000%, 09/14/2029(f)	285,750
	Quirch Foods Holdings LLC
297,237	7.927%, 10/27/2027(d) 1 mo. SOFR + 4.750%	279,032
	Resonetics LLC
99,000	6.806%, 04/28/2028(d) 3 mo. LIBOR + 4.000%	94,298
	Restaurant Technologies, Inc.
199,000	7.803%, 04/02/2029(d) 3 mo. SOFR + 4.250%	194,108
	SCP Eye Care Services LLC
13,319	4.500%-7.559%, 03/16/2028(d) 1 mo. LIBOR + 4.500%	13,286
76,069	7.615%, 03/16/2028(d) 1 mo. LIBOR + 4.500%	75,879
	ScribeAmerica Intermediate Holdco LLC
46,720	7.615%, 04/03/2025(d) 1 mo. LIBOR + 4.500%	39,479
	Service Logic Acquisition, Inc.
1,365	6.806%-7.121%, 10/29/2027(d) 3 mo. LIBOR + 4.000%	1,285
96,371	6.806%, 10/29/2027(d) 3 mo. LIBOR + 4.000%	90,709
	Sitecore Holding III A/S
105,684	10.270%, 09/01/2028(d) 3 mo. LIBOR + 7.000%	104,594
	SkyMiles IP Ltd.
168,365	6.460%, 10/20/2027(d) 3 mo. LIBOR + 3.750%	169,272
	Solis IV BV
99,750	6.340%, 02/26/2029(d) 3 mo. SOFR + 3.500%	82,593
	Southern Veterinary Partners LLC
98,310	7.115%, 10/05/2027(d) 1 mo. LIBOR + 4.000%	93,271
	Sovos Brands Intermediate, Inc.
82,897	6.615%, 06/08/2028(d) 1 mo. LIBOR + 3.500%	79,218
	Sovos Compliance LLC
99,324	7.615%, 08/11/2028(d) 1 mo. LIBOR + 4.500%	94,953
	SP PF Buyer LLC
147,328	7.615%, 12/22/2025(d) 1 mo. LIBOR + 4.500%	122,135
	Sweetwater Borrower LLC
98,505	7.375%, 08/07/2028(d) 1 mo. LIBOR + 4.250%	90,132
	Syndigo LLC
147,750	7.318%, 12/15/2027(d) 1 mo. LIBOR + 4.500%	134,452
	System One Holdings LLC
760,000	0.000%, 03/02/2028(f)	731,975
750,500	7.703%, 03/02/2028(d) 3 mo. SOFR + 4.000%	722,825

Principal Amount^		Value
	Teneo Holdings LLC
$67,385	8.384%, 07/11/2025(d) 1 mo. SOFR + 5.250%	$63,875
	Trans Union LLC
50,000	0.000%, 12/03/2029(f)	50,031
	TricorBraun Holdings, Inc.
98,780	6.365%, 03/03/2028(d) 1 mo. LIBOR + 3.250%	93,032
	Truck Hero, Inc.
98,500	6.615%, 01/31/2028(d) 1 mo. LIBOR + 3.500%	86,427
	TVC Albany, Inc.
96,000	6.620%, 07/23/2025(d) 1 mo. LIBOR + 3.500%	90,660
	UGI Energy Services LLC
232,200	6.615%, 08/13/2026(d) 1 mo. LIBOR + 3.500%	231,040
	United Airlines, Inc.
645,175	6.533%, 04/21/2028(d) 3 mo. LIBOR + 3.750%	618,516
	Venture Global Calcasieu Pass LLC
42,090	0.831%, 08/19/2026(f) 1 mo. LIBOR + 2.625%	42,195
	Verscend Holding Corp.
194,405	7.115%, 08/27/2025(d) 1 mo. LIBOR + 4.000%	189,059
	Vertical US Newco, Inc.
63,546	6.871%, 07/30/2027(d) 6 mo. LIBOR + 3.500%	61,058
	Weber-Stephen Products LLC
99,500	7.384%, 10/30/2027(d) 1 mo. SOFR + 4.250%	81,093
	Women’s Care Enterprises LLC
197,500	7.871%, 01/15/2028(d) 6 mo. LIBOR + 4.500%	185,321
	Wrench Group LLC
98,235	7.674%, 04/30/2026(d) 3 mo. LIBOR + 4.000%	95,410
	Xplornet Communications, Inc.
99,000	7.115%, 10/02/2028(d) 1 mo. LIBOR + 4.000%	87,627
	Yak Access LLC
100,000	13.641%, 07/10/2026(d) 3 mo. LIBOR + 10.000%	31,000
	Zep, Inc.
21,573	7.674%, 08/12/2024(d) 3 mo. LIBOR + 4.000%	19,011

TOTAL BANK LOANS (Cost $30,682,416)		29,062,395

CONVERTIBLE BONDS: 0.1%
Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026*(g)	38,225

Consumer, Non-cyclical: 0.1%
	Block, Inc.
90,000	0.000%, 05/01/2026*(g)	70,695

TOTAL CONVERTIBLE BONDS (Cost $117,900)		108,920

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS: 33.0%
Basic Materials: 1.2%
	Alcoa Nederland Holding B.V.
$200,000	5.500%, 12/15/2027(c)	$186,951
	Carpenter Technology Corp.
150,000	7.625%, 03/15/2030	144,657
	Clearwater Paper Corp.
37,000	4.750%, 08/15/2028(c)	32,476
	Compass Minerals International, Inc.
100,000	6.750%, 12/01/2027(c)	94,104
	EverArc Escrow Sarl
100,000	5.000%, 10/30/2029(c)	80,706
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
80,000	9.000%, 07/01/2028(c)	66,555
	INEOS Quattro Finance 2 Plc
200,000	3.375%, 01/15/2026(c)	166,792
	Ingevity Corp.
150,000	3.875%, 11/01/2028(c)	124,221
	Kaiser Aluminum Corp.
100,000	4.500%, 06/01/2031(c)	73,410
	Lightning eMotors, Inc.
58,000	5.500%, 03/01/2037	58,000
29,000	7.500%, 03/01/2037	29,000
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(c)	56,718
	THUNDERBIRD 2022 1 A FUNDED
58,000	5.500%, 03/01/2037	58,000
	THUNDERBIRD 2022 1 B FUNDED
29,000	7.500%, 03/01/2037	29,000
	Valvoline, Inc.
100,000	3.625%, 06/15/2031(c)	73,906
	WR Grace Holdings LLC
100,000	4.875%, 06/15/2027(c)	86,088

		1,360,584

Communications: 2.1%
	Altice France S.A.
200,000	5.500%, 10/15/2029(c)	150,983
	AMC Networks, Inc.
150,000	4.250%, 02/15/2029	111,224
	British Telecommunications Plc
200,000	4.875%, 11/23/2081(b)(c) 5 year CMT + 3.493%	163,380
	CCO Holdings LLC / CCO Holdings Capital Corp.
85,000	4.250%, 02/01/2031(c)	65,199
70,000	4.500%, 06/01/2033(c)	51,878
	Cogent Communications Group, Inc.
150,000	7.000%, 06/15/2027(c)	141,592
	Connect Finco S.A.R.L / Connect US Finco LLC
200,000	6.750%, 10/01/2026(c)	175,234
	LCPR Senior Secured Financing DAC
50,000	6.750%, 10/15/2027(c)	41,569
200,000	5.125%, 07/15/2029(c)	150,890
	Level 3 Financing, Inc.
249,000	4.250%, 07/01/2028(c)	194,880
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(c)	42,856

Principal Amount^		Value
Communications (continued)
	McGraw-Hill Education, Inc.
$100,000	5.750%, 08/01/2028(c)	$83,714
150,000	8.000%, 08/01/2029(c)	123,345
	Paramount Global
60,000	4.950%, 05/19/2050	42,791
	Radiate Holdco LLC / Radiate Finance, Inc.
150,000	4.500%, 09/15/2026(c)	123,229
	Rogers Communications, Inc.
50,000	4.550%, 03/15/2052(c)	39,965
	UPC Broadband Finco B.V.
200,000	4.875%, 07/15/2031(c)	155,529
	Virgin Media Finance Plc
100,000	5.000%, 07/15/2030(c)	75,195
	Virgin Media Vendor Financing Notes IV DAC
200,000	5.000%, 07/15/2028(c)	162,144
	Vodafone Group Plc
100,000	5.125%, 06/04/2081(b) 5 year CMT + 3.073%	67,833
	VZ Secured Financing B.V.
200,000	5.000%, 01/15/2032(c)	149,788

		2,313,218

Consumer, Cyclical: 2.2%
	1011778 BC ULC / New Red Finance, Inc.
100,000	4.000%, 10/15/2030(c)	78,988
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(c)	61,487
	Air Canada Pass Through Trust
20,286	Series 2020-2-A 5.250%, 10/01/2030(c)	19,111
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(c)	35,283
	Beacon Roofing Supply, Inc.
19,000	4.125%, 05/15/2029(c)	15,413
	Boyne USA, Inc.
100,000	4.750%, 05/15/2029(c)	83,910
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(c)	91,142
	Deuce Finco Plc
100,000 (GBP)	5.500%, 06/15/2027(c)	83,395
	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
100,000	4.625%, 01/15/2029(c)	82,910
	Hilton Domestic Operating Co., Inc.
150,000	4.000%, 05/01/2031(c)	121,493
50,000	3.625%, 02/15/2032(c)	38,350
	Hyatt Hotels Corp.
95,000	6.000%, 04/23/2030	92,104
	JB Poindexter & Co., Inc.
75,000	7.125%, 04/15/2026(c)	69,454
	Marriott International, Inc.
70,000	4.625%, 06/15/2030	63,343
130,000	2.850%, 04/15/2031	102,228
50,000	3.500%, 10/15/2032	40,280
	Michaels Cos., Inc. (The)
100,000	5.250%, 05/01/2028(c)	70,412
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(c)	100,716

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Nordstrom, Inc.
$160,000	4.375%, 04/01/2030	$117,410
	Papa John’s International, Inc.
100,000	3.875%, 09/15/2029(c)	80,057
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(c)	76,676
	PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750%, 02/15/2028(c)	214,576
	Scientific Games Holdings L.P. / Scientific Games US FinCo, Inc.
100,000	6.625%, 03/01/2030(c)	80,322
	Scotts Miracle-Gro Co. (The)
50,000	4.000%, 04/01/2031	35,310
	Six Flags Theme Parks, Inc.
18,000	7.000%, 07/01/2025(c)	18,030
	Station Casinos LLC
150,000	4.625%, 12/01/2031(c)	113,514
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
100,000	5.875%, 03/01/2027	94,880
	Suburban Propane Partners LP / Suburban Energy Finance Corp.
100,000	5.000%, 06/01/2031(c)	81,873
	Superior Plus L.P. / Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(c)	82,255
	Wabash National Corp.
150,000	4.500%, 10/15/2028(c)	116,468
	WMG Acquisition Corp.
100,000	3.750%, 12/01/2029(c)	83,218

		2,444,608

Consumer, Non-cyclical: 3.1%
	ADT Security Corp. (The)
100,000	4.875%, 07/15/2032(c)	80,844
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	6,703
	APi Group DE, Inc.
100,000	4.750%, 10/15/2029(c)	83,952
	Avantor Funding, Inc.
24,000	4.625%, 07/15/2028(c)	21,301
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(c)	468,625
	BCP V Modular Services Finance II Plc
100,000 (EUR)	4.750%, 11/30/2028(c)	78,883
	Block, Inc.
100,000	2.750%, 06/01/2026	86,045
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(c)	79,281
	Catalent Pharma Solutions, Inc.
48,000	3.125%, 02/15/2029(c)	37,072
	Central Garden & Pet Co.
85,000	4.125%, 10/15/2030	67,835
	Charles River Laboratories International, Inc.
200,000	4.000%, 03/15/2031(c)	161,536
	Cheplapharm Arzneimittel GmbH
250,000	5.500%, 01/15/2028(c)	207,918
	CPI CG, Inc.
93,000	8.625%, 03/15/2026(c)	87,003

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	DaVita, Inc.
$49,000	4.625%, 06/01/2030(c)	$37,850
	Endo Luxembourg Finance Co. I S.A.R.L / Endo US, Inc.
100,000	6.125%, 04/01/2029(c)(h)	79,091
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
200,000	5.625%, 08/15/2026(c)	178,127
	HCA, Inc.
150,000	3.500%, 07/15/2051	93,196
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031(c)	40,097
100,000	4.375%, 02/02/2052(c)	67,173
	Kraft Heinz Foods Co.
50,000	5.000%, 06/04/2042	43,549
80,000	4.375%, 06/01/2046	62,372
25,000	4.875%, 10/01/2049	20,664
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
12,000	7.000%, 12/31/2027(c)	9,324
	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
200,000	5.000%, 02/01/2026(c)	172,300
	Medline Borrower LP
150,000	3.875%, 04/01/2029(c)	120,623
100,000	5.250%, 10/01/2029(c)	75,745
	Nielsen Finance LLC / Nielsen Finance Co.
100,000	4.500%, 07/15/2029(c)	99,810
100,000	4.750%, 07/15/2031(c)	98,182
	Option Care Health, Inc.
100,000	4.375%, 10/31/2029(c)	84,689
	Prime Security Services Borrower LLC / Prime Finance, Inc.
75,000	3.375%, 08/31/2027(c)	63,172
	Rent-A-Center, Inc.
150,000	6.375%, 02/15/2029(c)	117,310
	Sabre GLBL, Inc.
125,000	7.375%, 09/01/2025(c)	112,126
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(c)	165,595
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(c)	39,216
	Tenet Healthcare Corp.
15,000	4.625%, 06/15/2028(c)	13,123
	US Foods, Inc.
70,000	6.250%, 04/15/2025(c)	68,889
50,000	4.750%, 02/15/2029(c)	42,777
100,000	4.625%, 06/01/2030(c)	83,478
	WW International, Inc.
100,000	4.500%, 04/15/2029(c)	52,498

		3,507,974

Energy: 4.2%
	BP Capital Markets Plc
250,000	4.875%, 03/22/2030(a)(b) 5 year CMT + 4.398%	215,097
	Cheniere Corpus Christi Holdings LLC
100,000	3.520%, 12/31/2039	78,325
	DCP Midstream Operating L.P.
100,000	3.250%, 02/15/2032	79,374

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	DT Midstream, Inc.
$100,000	4.125%, 06/15/2029(c)	$84,717
	Energy Transfer L.P.
775,000	6.250%, 02/15/2023(a)(b) 3 mo. USD LIBOR + 4.028%	636,469
	EnLink Midstream LLC
245,000	5.625%, 01/15/2028(c)	229,763
100,000	6.500%, 09/01/2030(c)	97,884
	EnLink Midstream Partners L.P.
138,000	4.150%, 06/01/2025	128,394
	Global Partners L.P. / GLP Finance Corp.
200,000	7.000%, 08/01/2027	182,480
25,000	6.875%, 01/15/2029	22,548
	Harvest Midstream I L.P.
500,000	7.500%, 09/01/2028(c)	468,553
	Holly Energy Partners L.P. / Holly Energy Finance Corp.
100,000	6.375%, 04/15/2027(c)	95,606
	ITT Holdings LLC
250,000	6.500%, 08/01/2029(c)	194,509
	Kinetik Holdings LP
250,000	5.875%, 06/15/2030(c)	229,441
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(c)	88,466
	MPLX L.P.
665,000	Series B 6.875%, 02/15/2023(a)(b) 3 mo. USD LIBOR + 4.652%	656,687
	Northriver Midstream Finance L.P.
125,000	5.625%, 02/15/2026(c)	116,703
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	85,756
	Occidental Petroleum Corp.
405,000	2.900%, 08/15/2024	390,341
285,000	5.500%, 12/01/2025	286,774
100,000	7.875%, 09/15/2031	106,901
	Parkland Corp.
100,000	4.625%, 05/01/2030(c)	81,069
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	135,695
	TransMontaigne Partners L.P. / TLP Finance Corp.
100,000	6.125%, 02/15/2026	84,029

		4,775,581

Financial: 16.2%
	Aegon N.V.
500,000	5.500%, 04/11/2048(b) 6 mo. USD LIBOR + 3.540%	432,720
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	23,768
	AmWINS Group, Inc.
50,000	4.875%, 06/30/2029(c)	41,696
	Apollo Management Holdings L.P.
700,000	4.950%, 01/14/2050(b)(c) 5 year CMT + 3.266%	595,537

Principal Amount^		Value
Financial (continued)
	Avolon Holdings Funding Ltd.
$205,000	5.500%, 01/15/2026(c)	$193,094
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(b) 5 year CMT + 3.186%	325,836
	Bank of America Corp.
945,000	4.375%, 01/27/2027(a)(b) 5 year CMT + 2.760%	760,725
	Bank of New York Mellon Corp. (The)
30,000	4.700%, 09/20/2025(a)(b) 5 year CMT + 4.358%	28,800
	Brazilian Merchant Voucher Receivables Ltd.
186,531	4.180%, 04/07/2028(i)	181,378
	Bread Financial Holdings, Inc.
375,000	4.750%, 12/15/2024(c)	327,887
	Charles Schwab Corp. (The)
100,000	4.000%, 12/01/2030(a)(b) 10 year CMT + 3.079%	73,581
	CION Investment Corp.
230,000	4.500%, 02/11/2026	205,611
	Citigroup, Inc.
100,000	4.000%, 12/10/2025(a)(b) 5 year CMT + 3.597%	84,264
150,000	3.875%, 02/18/2026(a)(b) 5 year CMT + 3.417%	124,069
	Corebridge Financial, Inc.
570,000	6.875%, 12/15/2052(b)(c) 5 year CMT + 3.846%	521,551
	Credit Acceptance Corp.
535,000	6.625%, 03/15/2026	496,932
	Cushman & Wakefield US Borrower LLC
71,000	6.750%, 05/15/2028(c)	66,014
	Doctors Co. An Interinsurance Exchange (The)
515,000	4.500%, 01/18/2032(c)	431,074
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin
710,000	3.875%, 02/15/2026(c)	645,479
	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM
830,000	5.875%, 04/01/2027(c)	739,513
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(b) 5 year CMT + 5.468%	179,186
770,000	5.500%, 01/15/2042(b) 5 year CMT + 4.006%	626,405
	Equitable Holdings, Inc.
150,000	4.950%, 09/15/2025(a)(b) 5 year CMT + 4.736%	141,000
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(c)	294,566
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(c) 5 year CMT + 6.323%	609,424
	Franklin BSP Lending Corp.
225,000	4.850%, 12/15/2024(c)	209,707
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	82,540

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Gladstone Capital Corp.
$545,000	5.125%, 01/31/2026	$504,125
	Global Atlantic Fin Co.
250,000	4.700%, 10/15/2051(b)(c) 5 year CMT + 3.796%	188,552
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	45,703
140,000	4.000%, 01/15/2031	114,752
	Goldman Sachs Group, Inc. (The)
100,000	Series U 3.650%, 08/10/2026(a)(b) 5 year CMT + 2.915%	76,850
	Home Point Capital, Inc.
195,000	5.000%, 02/01/2026(c)	121,836
	Host Hotels & Resorts L.P.
150,000	3.500%, 09/15/2030	119,772
	HUB International Ltd.
50,000	5.625%, 12/01/2029(c)	41,849
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(c)	76,696
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(c)	19,373
150,000	5.625%, 07/15/2032(c)	120,201
	Jane Street Group / JSG Finance, Inc.
100,000	4.500%, 11/15/2029(c)	86,140
	Jefferies Finance LLC / JFIN Co-Issuer Corp.
200,000	5.000%, 08/15/2028(c)	147,897
	JPMorgan Chase & Co.
150,000	5.717%, 09/14/2033(b) SOFR + 2.580%	141,963
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	76,550
100,000	4.750%, 02/01/2030	74,318
100,000	5.000%, 03/01/2031	72,730
	KKR Core Holding Co. LLC
38,905	4.000%, 08/12/2031	33,292
	Kuvare US Holdings, Inc.
100,000	7.000%, 02/17/2051(b)(c) 5 year CMT + 6.541%	101,250
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(c)	138,983
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(c)	128,971
	Markel Corp.
210,000	6.000%, 06/01/2025(a)(b) 5 year CMT + 5.662%	204,112
	MetLife, Inc.
70,000	3.850%, 09/15/2025(a)(b) 5 year CMT + 3.576%	62,797
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
540,000	5.875%, 05/23/2042(b)(c) 5 year CMT + 3.982%	511,593
	Nationwide Mutual Insurance Co.
130,000	4.350%, 04/30/2050(c)	97,134
	NFP Corp.
170,000	6.875%, 08/15/2028(c)	132,881
100,000	7.500%, 10/01/2030(c)	95,019
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	556,630

Principal Amount^		Value
Financial (continued)
	OneAmerica Financial Partners, Inc.
$70,000	4.250%, 10/15/2050(c)	$51,636
	OneMain Finance Corp.
100,000	4.000%, 09/15/2030	70,332
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
590,000	6.375%, 02/01/2027(c)	553,240
	PartnerRe Finance B LLC
615,000	4.500%, 10/01/2050(b) 5 year CMT + 3.815%	526,215
	PennantPark Investment Corp.
140,000	4.000%, 11/01/2026	116,013
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(c)	108,964
	Ryan Specialty Group LLC
100,000	4.375%, 02/01/2030(c)	84,939
	Scentre Group Trust
610,000	5.125%, 09/24/2080(b)(c) 5 year CMT + 4.685%	497,345
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(c)	454,450
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(c)	605,101
	Starwood Property Trust, Inc.
475,000	4.375%, 01/15/2027(c)	405,674
	Strategic Credit Opportunities Partners LLC
345,000	4.250%, 04/01/2026	301,226
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	276,452
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	350,118
	United Wholesale Mortgage LLC
100,000	5.500%, 11/15/2025(c)	87,370
100,000	5.500%, 04/15/2029(c)	76,204
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	301,274
	VC3, Inc.
694,194	3.500%, 10/15/2041(c)	639,283
	Wells Fargo & Co.
100,000	3.900%, 03/15/2026(a)(b) 5 year CMT + 3.453%	84,562
	Wilton RE Ltd.
250,000	6.000%, 10/22/2030(a)(b)(c) 5 year CMT + 5.266%	217,632

		18,342,356

Industrial: 1.7%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(c)	85,156
	Artera Services LLC
110,000	9.033%, 12/04/2025(c)	88,701
	Atkore, Inc.
100,000	4.250%, 06/01/2031(c)	80,109
	Boeing Co. (The)
200,000	5.150%, 05/01/2030	185,012
100,000	5.705%, 05/01/2040	87,608
100,000	5.805%, 05/01/2050	87,327
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(c)	135,557
	Builders FirstSource, Inc.
100,000	6.375%, 06/15/2032(c)	89,078

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Flowserve Corp.
$60,000	3.500%, 10/01/2030	$49,539
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(c)	79,912
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(c)	154,375
	Harsco Corp.
175,000	5.750%, 07/31/2027(c)	109,659
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(c)	226,799
	Mauser Packaging Solutions Holding Co.
50,000	8.500%, 04/15/2024(c)	47,750
	New Enterprise Stone & Lime Co., Inc.
150,000	9.750%, 07/15/2028(c)	126,808
	PGT Innovations, Inc.
100,000	4.375%, 10/01/2029(c)	82,181
	Standard Industries, Inc.
175,000	4.375%, 07/15/2030(c)	134,297
25,000	3.375%, 01/15/2031(c)	17,666
	TopBuild Corp.
50,000	3.625%, 03/15/2029(c)	39,343

		1,906,877

Technology: 1.1%
	AMS AG
265,000	7.000%, 07/31/2025(c)	240,127
	AthenaHealth Group, Inc.
150,000	6.500%, 02/15/2030(c)	118,867
	Boxer Parent Co., Inc.
200,000	7.125%, 10/02/2025(c)	196,238
	Broadcom, Inc.
100,000	3.187%, 11/15/2036(c)	68,566
	Brunello Bidco SpA
100,000 (EUR)	3.500%, 02/15/2028	81,161
	CDW LLC / CDW Finance Corp.
60,000	3.569%, 12/01/2031	46,942
	Central Parent, Inc. / CDK Global, Inc.
100,000	7.250%, 06/15/2029(c)	95,280
	NCR Corp.
100,000	5.125%, 04/15/2029(c)	75,204
100,000	6.125%, 09/01/2029(c)	86,273
100,000	5.250%, 10/01/2030(c)	75,659
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(c)	80,107
	Twilio, Inc.
100,000	3.875%, 03/15/2031	78,707

		1,243,131

Utilities: 1.2%
	Clearway Energy Operating LLC
100,000	3.750%, 02/15/2031(c)	79,548
	Edison International
700,000	Series A 5.375%, 03/15/2026(a)(b) 5 year CMT + 4.698%	581,875

Principal Amount^		Value
Utilities (continued)
	Terraform Global Operating L.P.
$225,000	6.125%, 03/01/2026(c)	$211,817
	Vistra Operations Co. LLC
535,000	5.000%, 07/31/2027(c)	484,435

		1,357,675

TOTAL CORPORATE BONDS (Cost $43,541,763)		37,252,004

GOVERNMENT SECURITIES & AGENCY ISSUE: 19.2%
	United States Treasury Note
3,500,000	0.125%, 12/15/2023	3,331,699
	United States Treasury Note
3,200,000	1.625%, 12/15/2022(j)	3,190,408
2,900,000	0.500%, 03/15/2023(j)	2,856,790
3,400,000	0.250%, 06/15/2023	3,309,535
2,500,000	0.125%, 09/15/2023	2,404,897
2,800,000	0.250%, 03/15/2024(j)	2,641,406
2,500,000	0.250%, 06/15/2024(j)	2,335,840
1,100,000	0.375%, 09/15/2024	1,020,852
	United States Treasury Strip Principal
170,000	0.000%, 05/15/2044	70,083
170,000	0.000%, 11/15/2044	68,532
170,000	0.000%, 02/15/2046	65,996
1,070,000	0.000%, 08/15/2051	369,732

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $22,247,293)		21,665,770

MORTGAGE-BACKED SECURITIES: 10.4%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 5.593%, 12/18/2037(c)(d) 1 mo. USD LIBOR + 2.600%	242,702
	Alternative Loan Trust
126,176	Series 2007-OA4-A1 3.424%, 05/25/2047(d) 1 mo. USD LIBOR + 0.340%	108,930
121,814	Series 2007-OA7-A1A 3.444%, 05/25/2047(d) 1 mo. USD LIBOR + 0.360%	104,018
	BPR Trust
230,000	Series 2022-OANA-C 5.542%, 04/15/2037(c)(d) TSFR1M + 2.697%	222,086
	BX Commercial Mortgage Trust
212,500	Series 2019-XL-F 4.818%, 10/15/2036(c)(d) 1 mo. USD LIBOR + 2.000%	204,333
212,500	Series 2019-XL-G 5.118%, 10/15/2036(c)(d) 1 mo. USD LIBOR + 2.300%	203,873
	BX Trust
900,000	Series 2019-RP-D 5.413%, 06/15/2034(c)(d) 1 mo. USD LIBOR + 2.595%	854,140
	BXMT Ltd.
250,000	Series 2020-FL2-D 4.986%, 02/15/2038(c)(d) TSFR1M + 2.064%	241,284

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BXMT Ltd. (continued)
$100,000	Series 2020-FL3-D 5.200%, 11/15/2037(c)(d) SOFR 30-day + 2.914%	$97,593
	CD Mortgage Trust
825,845	Series 2017-CD4-XA 1.383%, 05/10/2050(b)(k)	34,875
	CFMT LLC
100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(b)(c)	84,916
	Citigroup Mortgage Loan Trust
99,616	Series 2022-A-A1 6.170%, 09/25/2062(c)(e)	99,240
	Credit Suisse Mortgage-Backed Trust
570,000	Series 2018-SITE-E 4.941%, 04/15/2036(b)(c)	511,243
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.941%, 04/15/2036(b)(c)	452,210
3,000,000	4.000%, 10/01/2052(l)	2,785,312
4,000,000	4.000%, 11/15/2052(l)	3,710,781
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 04/25/2026(b)(c)	95,735
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,763,575	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(c)(k)	199,315
4,363,667	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(c)(k)	238,220
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 5.318%, 12/15/2036(c)(d) 1 mo. USD LIBOR + 2.500%	236,135
250,000	Series 2020-UPTN-E 3.354%, 02/10/2037(b)(c)	216,471
	HarborView Mortgage Loan Trust
211,034	Series 2006-12-2A2A 3.183%, 01/19/2038(d) 1 mo. USD LIBOR + 0.190%	187,360
	JP Morgan Chase Commercial Mortgage Securities Trust
1,677,899	Series 2016-JP2-XA 1.947%, 08/15/2049(b)(k)	86,054
	JPMDB Commercial Mortgage Securities Trust
188,494	Series 2017-C5-XA 1.040%, 03/15/2050(b)(k)	5,406
	NYMT Loan Trust
97,965	Series 2022-SP1-A1 5.250%, 07/25/2062(c)(e)	93,850
	OBX Trust
100,000	Series 2022-NQM8-A3 6.100%, 09/25/2062(c)	97,650
	Residential Accredit Loans, Inc. Trust
371,560	Series 2006-QO6-A1 3.444%, 06/25/2046(d) 1 mo. USD LIBOR + 0.360%	90,079

Principal Amount^		Value
	Taubman Centers Commercial Mortgage Trust
$230,000	Series 2022-DPM-C 6.622%, 05/15/2037(c)(d) TSFR1M + 3.777%	$219,973
	Wells Fargo Commercial Mortgage Trust
916,125	Series 2016-BNK1-XA 1.859%, 08/15/2049(b)(k)	45,545

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,254,174)		11,769,329

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,718

TOTAL MUNICIPAL BOND (Cost $4,713)		4,718

SHORT-TERM INVESTMENTS: 3.0%

Shares
MONEY MARKET FUNDS: 1.1%
1,233,094	State Street Institutional Treasury Money Market Fund- Premier Class - Premier Class, 2.470%(m)	1,233,094

TOTAL MONEY MARKET FUNDS (Cost $1,233,094)		1,233,094

Principal Amount^
REPURCHASE AGREEMENTS: 1.8%
$2,070,238	Fixed Income Clearing Corp. 0.830%, 9/30/2022, due 10/03/2022 [collateral: par value $2,152,500 U.S. Treasury Bill, 3.792%, due 3/30/2023, value $2,112,355] (proceeds $2,070,381)	2,070,238

TREASURY BILL: 0.1%
	United States Treasury Bill
50,000	3.573%, 02/16/2023(j)	49,329

TOTAL TREASURY BILLS (Cost $49,409)		49,329

TOTAL SHORT-TERM INVESTMENTS (Cost $3,352,741)		3,352,661

TOTAL PURCHASED OPTIONS (Premiums paid $241,091): 0.3%		373,990

TOTAL INVESTMENTS (Cost: $135,558,081): 109.9%		124,064,415

Liabilities in Excess of Other Assets: (9.9)%		(11,151,226)

NET ASSETS: 100.0%		$112,913,189

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TSFR	CME term SOFR
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2022.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Floating Interest Rate at September 30, 2022.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2022.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Security is currently in default and/or non-income producing.
(i)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(j)	Securities with an aggregate fair value of $7,182,387 have been pledged as collateral for options, interest rate swaps, securities sold short and futures positions.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(m)	The rate disclosed is the 7 day net yield as of September 30, 2022.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Seaport Financing LLC, 0.500%, 10/31/2023	$100,000	$98,180	$(1,820)
Higginbotham Insurance Agency, Inc., 1.000%, 11/25/2026	40,393	39,391	(1,002)
Service Logic Acquisition, Inc, 4.000%, 10/29/2027	919	865	(54)
NFM & J, L.P., 1.000%, 11/30/2027	15,604	15,217	(387)
SCP Eye Care Services, LLC, 4.500%, 03/16/2028	33	33	—
Athenahealth, Inc., 3.500%, 02/15/2029	61,594	55,342	(6,252)

TOTAL		$209,028	$(9,515)

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$132,242,006

Gross unrealized appreciation	295,364
Gross unrealized depreciation	(12,321,127)

Net unrealized depreciation	$(12,025,763)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at September 30, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	Goldman Sachs & Co.	$3,800.00	11/18/2022	6	$2,151,372	$156,840	$81,486	$75,354
S&P 500 Index	Goldman Sachs & Co.	3,600.00	12/16/2022	7	2,509,934	123,200	112,000	11,200
S&P 500 Index	Morgan Stanley & Co.	4,000.00	4/21/2023	2	717,124	93,950	47,605	46,345

Total Purchased Options						$373,990	$241,091	$132,899

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2022 (Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES: (2.5)%
(3,000,000)	Federal National Mortgage Association(l)	$(2,785,313)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,771,260)		$(2,785,313)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2022 (Unaudited)

At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2022	Fund Delivering	U.S. $ Value at September 30, 2022	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/17/2022	USD	$174,260	EUR	$170,350	$3,910	$—
Morgan Stanley & Co.	10/17/2022	USD	136,938	CAD	130,876	6,062	—
	10/17/2022	USD	97,974	GBP	94,636	3,338	—

			$409,172		$395,862	$13,310	$—

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2022 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
10YR U.S. Treasury Notes	10	1,173,422	$1,120,625	12/20/2022	$(52,797)

Total Long					$(52,797)

Futures Contracts - Short
5YR U.S. Treasury Notes	(10)	(1,111,856)	$(1,075,078)	12/30/2022	$36,777

Total Short					$36,777

Total Futures Contracts					$(16,020)

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2022 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 4,800,000	7/18/2027	1 Day SOFR	2.781%	Annually	$(217,442)	$322	$(217,764)

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2022 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,630.00	10/7/2022	(3)	$(499,416)	$(4,932)	$(9,477)	$4,545
Russell 2000 Index	UBS Securities LLC	1,610.00	10/14/2022	(1)	(166,472)	(2,366)	(3,769)	1,403
Russell 2000 Index	UBS Securities LLC	1,620.00	10/14/2022	(2)	(332,944)	(6,120)	(7,778)	1,658
Russell 2000 Index	UBS Securities LLC	1,630.00	10/14/2022	(1)	(166,472)	(2,953)	(4,039)	1,086
Russell 2000 Index	UBS Securities LLC	1,675.00	10/14/2022	(1)	(166,472)	(3,455)	(3,549)	94
Russell 2000 Index	UBS Securities LLC	1,630.00	10/21/2022	(1)	(166,472)	(4,008)	(4,599)	591
Russell 2000 Index	UBS Securities LLC	1,675.00	10/21/2022	(4)	(665,888)	(23,840)	(16,276)	(7,564)
Russell 2000 Index	UBS Securities LLC	1,620.00	10/28/2022	(3)	(499,416)	(11,175)	(15,387)	4,212
Russell 2000 Index	UBS Securities LLC	1,630.00	10/28/2022	(2)	(332,944)	(7,926)	(10,418)	2,492
Russell 2000 Index	UBS Securities LLC	1,610.00	11/4/2022	(2)	(332,944)	(9,200)	(11,238)	2,038
S&P 500 Index	Goldman Sachs & Co.	3,400.00	11/18/2022	(6)	(2,151,372)	(47,724)	(23,418)	(24,306)
S&P 500 Index	Goldman Sachs & Co.	3,200.00	12/16/2022	(7)	(2,509,934)	(43,043)	(40,600)	(2,443)
S&P 500 Index	UBS Securities LLC	3,580.00	10/7/2022	(6)	(2,151,372)	(29,850)	(29,334)	(516)
S&P 500 Index	UBS Securities LLC	3,665.00	10/7/2022	(1)	(358,562)	(9,560)	(4,659)	(4,901)
S&P 500 Index	UBS Securities LLC	3,570.00	10/14/2022	(1)	(358,562)	(7,760)	(6,749)	(1,011)
S&P 500 Index	UBS Securities LLC	3,580.00	10/14/2022	(2)	(717,124)	(15,786)	(13,118)	(2,668)
S&P 500 Index	UBS Securities LLC	3,665.00	10/14/2022	(1)	(358,562)	(12,600)	(6,239)	(6,361)
S&P 500 Index	UBS Securities LLC	3,745.00	10/14/2022	(2)	(717,124)	(30,860)	(13,118)	(17,742)
S&P 500 Index	UBS Securities LLC	3,750.00	10/14/2022	(7)	(2,509,934)	(128,828)	(48,852)	(79,976)
S&P 500 Index	UBS Securities LLC	3,665.00	10/21/2022	(2)	(717,124)	(25,804)	(14,478)	(11,326)
S&P 500 Index	UBS Securities LLC	3,745.00	10/21/2022	(2)	(717,124)	(30,520)	(14,898)	(15,622)
S&P 500 Index	UBS Securities LLC	3,750.00	10/21/2022	(4)	(1,434,248)	(73,200)	(31,436)	(41,764)
S&P 500 Index	UBS Securities LLC	3,775.00	10/21/2022	(4)	(1,434,248)	(78,452)	(29,596)	(48,856)
S&P 500 Index	UBS Securities LLC	3,780.00	10/21/2022	(1)	(358,562)	(20,382)	(7,469)	(12,913)
S&P 500 Index	UBS Securities LLC	3,570.00	10/28/2022	(5)	(1,792,810)	(50,990)	(45,395)	(5,595)
S&P 500 Index	UBS Securities LLC	3,580.00	10/28/2022	(6)	(2,151,372)	(61,092)	(52,314)	(8,778)
S&P 500 Index	UBS Securities LLC	3,665.00	10/28/2022	(2)	(717,124)	(28,660)	(16,838)	(11,822)
S&P 500 Index	UBS Securities LLC	3,540.00	11/4/2022	(3)	(1,075,686)	(29,796)	(30,717)	921
S&P 500 Index	UBS Securities LLC	3,545.00	11/4/2022	(1)	(358,562)	(9,920)	(9,619)	(301)
S&P 500 Index	UBS Securities LLC	3,570.00	11/4/2022	(1)	(358,562)	(9,260)	(10,189)	929

iMGP High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2022 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS Securities LLC	$3,615.00	11/4/2022	(1)	$(358,562)	$(12,808)	$(9,249)	$(3,559)

Total Written Options						$(832,870)	$(544,815)	$(288,055)

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 98.7%
Basic Materials: 1.9%
	Steel Dynamics, Inc.
$918,000	2.400%, 06/15/2025	$849,898
679,000	5.000%, 12/15/2026	666,403

		1,516,301

Communications: 20.0%
	AMC Networks, Inc.
1,476,000	4.750%, 08/01/2025	1,319,002
582,000	4.250%, 02/15/2029	431,550
	AT&T, Inc.
143,000	3.800%, 02/15/2027	134,315
1,516,000	4.250%, 03/01/2027	1,457,721
403,000	4.100%, 02/15/2028	376,312
	Discovery Communications LLC
2,102,000	3.950%, 03/20/2028	1,846,952
	Expedia Group, Inc.
2,283,000	3.800%, 02/15/2028	2,033,172
	Lumen Technologies, Inc.
2,303,000	7.500%, 04/01/2024	2,373,529
	Motorola Solutions, Inc.
2,011,000	4.600%, 02/23/2028	1,898,092
	TEGNA, Inc.
2,337,000	4.625%, 03/15/2028	2,162,631
	Verizon Communications, Inc.
1,899,000	4.125%, 03/16/2027	1,817,444

		15,850,720

Consumer, Cyclical: 9.7%
	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC
1,895,000	5.125%, 04/15/2029(a)	1,581,592
	Boyd Gaming Corp.
602,000	4.750%, 12/01/2027	533,974
	Dollar Tree, Inc.
747,000	4.000%, 05/15/2025	724,701
1,123,000	4.200%, 05/15/2028	1,048,828
	Newell Brands, Inc.
2,057,000	6.625%, 09/15/2029	2,016,107
	QVC, Inc.
198,000	4.850%, 04/01/2024	186,641
281,000	4.450%, 02/15/2025	240,175
1,844,000	4.750%, 02/15/2027	1,384,707

		7,716,725

Consumer, Non-cyclical: 27.5%
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	1,756,651
224,000	4.800%, 02/14/2029	207,099
	Block Financial LLC
2,315,000	2.500%, 07/15/2028	1,919,704
	Conagra Brands, Inc.
1,044,000	4.300%, 05/01/2024	1,028,291
654,000	4.600%, 11/01/2025	639,479
275,000	4.850%, 11/01/2028	260,001
	DaVita, Inc.
1,184,000	4.625%, 06/01/2030(a)	914,581
	Encompass Health Corp.
388,000	4.500%, 02/01/2028	333,189
	Global Payments, Inc.
630,000	2.650%, 02/15/2025	589,531
1,283,000	4.800%, 04/01/2026	1,240,400

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	HCA, Inc.
$775,000	5.375%, 09/01/2026	$752,135
1,182,000	5.625%, 09/01/2028	1,128,949
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	866,938
1,312,000	3.875%, 05/15/2027	1,227,346
	Molson Coors Beverage Co.
2,077,000	3.000%, 07/15/2026	1,899,813
	Reynolds American, Inc.
2,042,000	4.450%, 06/12/2025	1,975,504
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,359,990
531,000	5.125%, 06/01/2029	483,308
	United Rentals North America, Inc.
962,000	5.500%, 05/15/2027	931,697
981,000	4.875%, 01/15/2028	901,583
	Verisk Analytics, Inc.
792,000	4.000%, 06/15/2025	767,729
	Zimmer Biomet Holdings, Inc.
730,000	3.050%, 01/15/2026	682,778

		21,866,696

Financial: 7.5%
	American Tower Corp.
799,000	4.000%, 06/01/2025	770,377
1,390,000	3.375%, 10/15/2026	1,272,572
	SBA Communications Corp.
605,000	3.875%, 02/15/2027	541,290
1,594,000	3.125%, 02/01/2029	1,285,489
	Trinity Acquisition Plc
715,000	4.400%, 03/15/2026	687,468
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	223,530
1,217,000	4.500%, 09/15/2028	1,130,768

		5,911,494

Industrial: 15.0%
	Allegion US Holding Co., Inc.
957,000	3.200%, 10/01/2024	915,602
1,149,000	3.550%, 10/01/2027	1,027,263
	Carlisle Cos., Inc.
336,000	3.500%, 12/01/2024	323,887
1,839,000	3.750%, 12/01/2027	1,675,770
	Carrier Global Corp.
2,225,000	2.493%, 02/15/2027	1,976,267
	Fortune Brands Home & Security, Inc.
758,000	4.000%, 09/21/2023	747,684
284,000	4.000%, 06/15/2025	273,462
	TransDigm, Inc.
1,201,000	5.500%, 11/15/2027	1,047,230
	Trimble, Inc.
2,055,000	4.900%, 06/15/2028	1,959,122
	Westinghouse Air Brake Technologies Corp.
974,000	4.400%, 03/15/2024	956,509
1,105,000	4.950%, 09/15/2028	1,023,411

		11,926,207

Technology: 17.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,569,000	3.875%, 01/15/2027	1,446,072
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	337,701

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	CA, Inc.
$231,000	4.700%, 03/15/2027	$214,222
	CDW LLC / CDW Finance Corp.
564,000	4.125%, 05/01/2025	533,588
1,322,000	4.250%, 04/01/2028	1,181,220
228,000	3.250%, 02/15/2029	185,457
	HP, Inc.
1,847,000	3.000%, 06/17/2027	1,640,566
210,000	4.000%, 04/15/2029	184,338
	Microchip Technology, Inc.
1,977,000	4.250%, 09/01/2025	1,911,698
	Oracle Corp.
2,447,000	2.300%, 03/25/2028	2,048,798
	Qorvo, Inc.
2,281,000	4.375%, 10/15/2029	1,957,132
	Western Digital Corp.
2,113,000	4.750%, 02/15/2026	1,957,779

		13,598,571

TOTAL CORPORATE BONDS (Cost $89,019,357)		78,386,714

TOTAL INVESTMENTS (Cost: $89,019,357): 98.7%		78,386,714

Other Assets in Excess of Liabilities: 1.3%		1,015,257

NET ASSETS: 100.0%		$79,401,971

Percentages are stated as a percent of net assets.

LP	Limited Partnership
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$89,019,357

Gross unrealized appreciation	—
Gross unrealized depreciation	(10,632,643)

Net unrealized depreciation	$(10,632,643)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $0): 0.0%	0

Other Assets in Excess of Liabilities: 100.0%	920,594,178

NET ASSETS: 100.0%	$920,594,178

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$—

Gross unrealized appreciation	28,477,227
Gross unrealized depreciation	(1,217,646)

Net unrealized appreciation	$27,259,581

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2022 (Unaudited)(a)
Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
S&P 500 E Mini Index	53	10,399,194	$9,543,975	12/16/2022	$(855,219)
WTI Crude Futures (b)	94	7,762,107	7,399,680	11/21/2022	(362,427)

Total Long					$(1,217,646)

Futures Contracts - Short
30 Day Federal Funds Futures	(258)	(103,092,911)	$(102,977,113)	1/31/2023	$115,798
90-day Euro-Dollar Futures	(894)	(214,310,121)	(213,822,450)	3/18/2024	487,671
Euro FX Currency Futures	(3,266)	(406,255,645)	(402,595,738)	12/19/2022	3,659,907
Gold 100 Oz Futures (b)	(630)	(106,390,425)	(105,336,000)	12/28/2022	1,054,425
Japanese Yen Currency Futures	(1,424)	(125,526,592)	(123,950,300)	12/19/2022	1,576,292
MSCI EAFE Index Futures	(999)	(87,493,525)	(82,946,970)	12/16/2022	4,546,555
MSCI Emerging Market Index	(425)	(20,214,540)	(18,519,375)	12/16/2022	1,695,165
U.S. Treasury 10-Year Note Futures	(897)	(102,655,978)	(100,520,062)	12/20/2022	2,135,916
U.S. Treasury 10-Year Ultra Note Futures	(838)	(101,980,946)	(99,289,906)	12/20/2022	2,691,040
U.S. Treasury 2-Year Note Futures	(1,043)	(215,678,860)	(214,222,423)	12/30/2022	1,456,437
U.S. Treasury Bonds 20 Year Bond Futures	(625)	(83,193,738)	(79,003,906)	12/20/2022	4,189,832
U.S. Treasury Ultra-Long Bond Futures	(565)	(82,273,189)	(77,405,000)	12/20/2022	4,868,189

Total Short					$28,477,227

Total Futures Contracts					$27,259,581

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at September 30, 2022.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $ 0): 0.0%	$0

Other Assets in Excess of Liabilities: 100.0%	16,072,673

NET ASSETS: 100.0%	$16,072,673

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$—

Gross unrealized appreciation	164,817
Gross unrealized depreciation	(632,827)

Net unrealized appreciation	$(468,010)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2022 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
U.S. Treasury Ultra Bond Futures	3	449,321	$411,000	12/20/2022	$(38,321)
Russell 2000 E-mini Futures	15	1,375,892	1,252,350	12/16/2022	(123,542)
MSCI EAFE Index Futures	20	1,805,436	1,660,600	12/16/2022	(144,836)
Nasdaq 100 E-mini Futures	4	988,251	882,840	12/16/2022	(105,411)
MSCI Emerging Market Index	5	239,726	217,875	12/16/2022	(21,851)
U.S. Treasury Long Bond Futures	4	543,183	505,625	12/20/2022	(37,558)
S&P Mid Cap 400 E-mini Futures	7	1,707,048	1,545,740	12/16/2022	(161,308)
U.S. Dollar Index Futures	17	1,858,637	1,905,428	12/19/2022	46,791

Total Long					$(586,036)

Futures Contracts - Short
90-day Euro-Dollar Futures	(15)	(3,602,349)	$(3,587,625)	3/18/2024	$14,724
Euro FX Currency Futures	(15)	(1,885,128)	(1,849,031)	12/19/2022	36,097
British Pound Currency Futures	(5)	(361,556)	(349,406)	12/19/2022	12,150
Japanese Yen Currency Futures	(5)	(441,135)	(435,219)	12/19/2022	5,916
U.S. Treasury 2-Year Note Futures	(18)	(3,732,102)	(3,697,032)	12/30/2022	35,070
Canadian Dollar Currency Futures	(4)	(303,649)	(289,580)	12/20/2022	14,069

Total Short					$118,026

Total Futures Contracts					$(468,010)

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at September 30, 2022.

iMGP RBA Responsible Global Allocation ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2022 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 92.7%
7,141	iShares ESG Advanced MSCI EAFE ETF	$332,628
54,181	iShares ESG Aware US Aggregate Bond ETF	2,516,165
8,428	iShares ESG Aware USD Corporate Bond ETF	183,562
16,730	iShares MSCI Global Sustainable Development Goals	1,185,655
10,656	iShares Trust iShares ESG Aware MSCI EAFE ETF	598,121
40,700	Nuveen ESG Large-Cap Value ETF	1,256,409
5,066	Nuveen ESG Mid-Cap Value ETF	143,773
6,097	Vanguard ESG International Stock ETF	264,854
16,761	WisdomTree US ESG Fund	640,773

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,222,509)		7,121,940

TOTAL INVESTMENTS (Cost: $8,222,509): 92.7%		7,121,940

Other Assets in Excess of Liabilities: 7.3%		557,812

NET ASSETS: 100.0%		$7,679,752

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at September 30, 2022 was as follows*:

Cost of investments	$8,222,509

Gross unrealized appreciation	—
Gross unrealized depreciation	(1,100,569)

Net unrealized depreciation	$(1,100,569)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 11.8% of its total assets invested in the Subsidiary as of September 30, 2022.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2022, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments. Cash received in exchange for securities transferred under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

For the period ended September 30, 2022, the High Income Alternatives Fund had outstanding reverse repurchase agreement balance for 7 days. The average amount of borrowings was $143,488 and the average interest rate was 0.09% during the 7 day period.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the U.S. Securities and Exchange Commission (“SEC”) and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2022, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2022, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund (see Note 9).

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2022, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2022. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$140,973,724	$—	$—	$140,973,724
Preferred Stock	3,114,210	—	—	3,114,210

Total Equity	144,087,934	—	—	144,087,934

Short-Term Investments
Repurchase Agreements	—	7,581,000	—	7,581,000

Total Investments in Securities	$144,087,934	$7,581,000	$—	$151,668,934

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$1,461,032	$—	$—	$1,461,032
Australia	2,704,636	—	—	2,704,636
Canada	3,705,161	—	—	3,705,161
China	9,275,576	—	—	9,275,576
Denmark	3,953,814	—	—	3,953,814
Finland	5,641,888	—	—	5,641,888
France	13,816,258	—	—	13,816,258
Germany	41,234,668	—	—	41,234,668
Ireland	12,254,140	—	—	12,254,140
Israel	6,743,943	—	—	6,743,943
Italy	2,231,926	—	—	2,231,926
Netherlands	9,474,180	—	—	9,474,180
Portugal	4,598,219	—	—	4,598,219
South Korea	2,380,314	—	—	2,380,314
Spain	8,242,313	—	—	8,242,313
Sweden	4,709,444	—	—	4,709,444
Switzerland	7,541,936	—	—	7,541,936
United Kingdom	19,002,773	—	—	19,002,773
United States	14,240,429	—	—	14,240,429

Total Equity	173,212,650	—	—	173,212,650

Short-Term Investments
Repurchase Agreements	—	11,799,000	—	11,799,000

Total Short-Term Investments	—	11,799,000	—	11,799,000

Total Investments in Securities	$173,212,650	$11,799,000	$—	$185,011,650

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$621,780	$—	$—	$621,780
China	588,799	—	—	588,799
France	896,396	—	—	896,396
Germany	3,467,521	—	—	3,467,521
Italy	830,244	—	—	830,244
Japan	3,171,293	—	—	3,171,293
Netherlands	899,060	—	—	899,060
South Korea	2,165,323	—	—	2,165,323
Sweden	699,517	—	—	699,517
United Kingdom	3,250,263	—	—	3,250,263
Preferred Stock
Germany	472,965	—	—	472,965

Total Equity	17,063,161	—	—	17,063,161

Total Investments in Securities	$17,063,161	$—	$—	$17,063,161

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$44,828,092	$—	$—	$44,828,092

Total Equity	44,828,092	—	—	44,828,092

Total Investments in Securities	$44,828,092	$—	$—	$44,828,092

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$317,532,695	$3,548,149	$2,220,562	**	$323,301,406
Preferred Stocks	350,116	1,193,132	222,138	**	1,765,386
Limited Partnerships	—	—	1,958,730	**	1,958,730

Total Equity	317,882,811	4,741,281	4,401,430	**	327,025,522

Rights/Warrants	44,614	106	—		44,720
Fixed Income
Asset-Backed Securities	—	102,688,999	—		102,688,999
Bank Loans	—	17,610,766	1,926,951	**	19,537,717
Convertible Bonds	—	15,851,740	—		15,851,740
Corporate Bonds	—	265,801,412	—		265,801,412
Government Securities & Agency Issue	—	22,485,539	—		22,485,539
Mortgage-Backed Securities	—	151,640,694	519,486	(1)	152,160,180

Total Fixed Income	—	576,079,150	2,446,437	**	578,525,587

Short-Term Investments
Repurchase Agreements	—	289,220,897	—		289,220,897
Treasury Bills	—	33,142,535	—		33,142,535

Total Short-Term Investments	—	322,363,432	—		322,363,432

Purchased Options	147,000	—	—		147,000

Total Investments in Securities	$318,074,425	$903,183,969	$6,847,867	**	$1,228,106,261

Short Sales
Common Stocks	(8,668,739)	—	—		(8,668,739)
Exchange-Traded Funds	(750,928)	—	—		(750,928)

Total Short Sales	(9,419,667)	—	—		(9,419,667)

Total Investments in Securities in Liabilities	$(9,419,667)	$—	$—		$(9,419,667)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$—	$1,001,399	$—		$1,001,399
Futures	3,036,435	—	—		3,036,435
Swaps - Credit Default	—	(1,785,848)	—		(1,785,848)
Swaps - Total Return	—	5,316,762	—		5,316,762
Written Options	(129,563)	—	—		(129,563)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$432	$—		$432
Preferred Stocks	3,055,734	426,062	—		3,481,796
Closed-End Funds	369,504	—	—		369,504

Total Equity	3,425,238	426,494	—		3,851,732

Rights/Warrants	21	—	—		21
Fixed Income
Asset-Backed Securities	—	16,622,875	—		16,622,875
Bank Loans	—	29,062,395	—		29,062,395
Convertible Bonds	—	108,920	—		108,920
Corporate Bonds	—	37,070,626	181,378	**	37,252,004
Government Securities & Agency Issue	—	21,665,770	—		21,665,770
Mortgage-Backed Securities	—	11,769,329	—		11,769,329
Municipal Bond	—	4,718	—		4,718

Total Fixed Income	—	116,304,633	181,378	**	116,486,011

Short-Term Investments
Money Market Funds	1,233,094	—	—		1,233,094
Repurchase Agreements	—	2,070,238	—		2,070,238
Treasury Bills	—	49,329	—		49,329

Total Short-Term Investments	1,233,094	2,119,567	—		3,352,661

Purchased Options	373,990	—	—		373,990

Total Investments in Securities	$5,032,343	$118,850,694	$181,378	**	$124,064,415

Fixed Income
Unfunded Loan Commitments	—	209,028	—		209,028

Total Investments in Securities in Assets	$5,032,343	$119,059,722	$181,378	**	$124,273,443

Short Sales
Mortgage-Backed Securities	—	(2,785,313)	—		(2,785,313)

Total Investments in Securities in Liabilities	$—	$(2,785,313)	$—		$(2,785,313)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$13,310	$—	$—		$13,310
Futures	(16,020)	—	—		(16,020)
Swaps - Interest Rate	—	(217,764)	—		(217,764)
Written Options	(832,870)	—	—		(832,870)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Alternatives Fund.

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$78,386,714	$—	$78,386,714

Total Fixed Income	—	78,386,714	—	78,386,714

Total Investments in Securities	$—	$78,386,714	$—	$78,386,714

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Other Financial Instruments*
Futures	$27,259,581	$—	$—	$27,259,581

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Other Financial Instruments*
Futures	$(468,010)	$—	$—	$(468,010)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

RBA Responsible Global Allocation ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Exchange-Traded Funds	$7,121,940	$—	$—	$7,121,940

Total Equity	7,121,940	—	—	7,121,940

Total Investments in Securities	$7,121,940	$—	$—	$7,121,940

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

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Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Commodity Risk. Exposure to the commodities markets (including financial futuresmarkets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by the sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contractsmay fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

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Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

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Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the High Income Alternatives Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the International Fund and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	ETF Risk. The DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.